Schedule of Investments (Unaudited)	July 31, 2021

Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 0.3%
Materials — 0.3%
Silver Mines * (A)	22,955,848	$3,880,955

BOSNIA AND HERZEGOVINA — 0.8%
Materials — 0.8%
Adriatic Metals, Cl CDI (A)	4,560,945	10,292,257

BRAZIL — 25.3%
Materials — 25.3%
Wheaton Precious Metals	6,889,814	317,964,916

CANADA — 34.3%
Industrials — 0.5%
Alexco Resource * (A)	2,963,715	6,579,448

Materials — 33.8%
AbraSilver Resource *	6,742,448	2,862,576
Aftermath Silver *	2,279,823	858,346
Almaden Minerals * (A)	2,616,820	1,154,803
Americas Gold & Silver * (A)	2,716,438	3,699,239
Aurcana Silver *	3,964,049	2,667,362
Aya Gold & Silver * (A)	1,537,194	12,658,593
Bear Creek Mining *	1,752,383	2,161,789
Discovery Silver *	5,017,346	7,596,254
Endeavour Silver *	3,468,285	18,277,862
Excellon Resources * (A)	267,285	616,639
First Majestic Silver (A)	3,711,685	50,724,033
Fortuna Silver Mines * (A)	3,992,602	18,965,939
GoGold Resources * (A)	5,370,053	12,776,110
Great Panther Mining * (A)	7,666,359	4,793,774
IMPACT Silver *	2,870,794	1,310,812
MAG Silver *	1,849,592	36,699,959
McEwen Mining * (A)	8,183,444	9,820,133
New Pacific Metals * (A)	1,781,378	7,391,787
Pan American Silver	4,208,923	118,144,469

Schedule of Investments (Unaudited)	July 31, 2021

Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Prime Mining * (A)	1,270,167	$3,896,936
Silver One Resources *	3,719,774	1,579,269
Silvercorp Metals (A)	3,707,977	18,415,875
SilverCrest Metals * (A)	3,034,168	26,249,861
SSR Mining	3,791,057	61,642,587
		424,965,007

TOTAL CANADA		431,544,455

MEXICO — 6.7%
Materials — 6.7%
Fresnillo	4,060,165	46,188,018
Industrias Penoles *	2,730,128	38,588,430

TOTAL MEXICO		84,776,448

PERU — 4.9%
Materials — 4.9%
Cia de Minas Buenaventura ADR *	5,135,305	42,417,619
Hochschild Mining	6,942,181	14,883,548
Volcan Cia Minera SAA *	51,064,354	5,016,442

TOTAL PERU		62,317,609

RUSSIA — 12.4%
Materials — 12.4%
Polymetal International	7,176,718	155,959,210

SOUTH KOREA — 6.2%
Materials — 6.2%
Korea Zinc	163,080	77,552,497

UNITED STATES — 9.0%
Materials — 9.0%
Coeur d'Alene Mines *	4,812,533	36,286,499
Gatos Silver * (A)	539,053	7,352,683
Gold Resource (A)	1,600,466	3,376,983
Golden Minerals * (A)	2,616,676	1,410,389
Hecla Mining	9,649,515	64,555,255

Schedule of Investments (Unaudited)	July 31, 2021

Global X Silver Miners ETF

	Shares/ Face Amount	Value
COMMON STOCK — continued
TOTAL UNITED STATES		$112,981,809

TOTAL COMMON STOCK
(Cost $1,167,393,390)		1,257,270,156

U.S. TREASURY OBLIGATION (B) — 5.9%
U.S. Treasury Bill
0.017%, 08/12/21
(Cost $74,999,588)	75,000,000	74,999,245

SHORT-TERM INVESTMENT(C)(D) — 2.9%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $35,907,940)	35,907,940	35,907,940

REPURCHASE AGREEMENT(C) — 3.3%
BNP Paribas
0.040%, dated 07/30/21, to be repurchased on 08/02/21, repurchase price $41,542,938 (collateralized by U.S. Treasury Obligations, ranging in par value $3,343,429 - $5,747,092, 0.125%, 12/31/2022, with a total market value of $45,573,073)
(Cost $41,542,800)	$41,542,800	41,542,800

TOTAL INVESTMENTS — 112.0%
(Cost $1,319,843,718)		$1,409,720,141

Percentages are based on Net Assets of $1,258,808,664.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 was $71,594,142.
(B)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

Schedule of Investments (Unaudited)	July 31, 2021

Global X Silver Miners ETF

(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2021 was $77,450,740.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2021.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of July 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,257,270,156	$—	$—	$1,257,270,156
U.S. Treasury Obligation	—	74,999,245	—	74,999,245
Short-Term Investment	35,907,940	—	—	35,907,940
Repurchase Agreement	—	41,542,800	—	41,542,800
Total Investments in Securities	$1,293,178,096	$116,542,045	$—	$1,409,720,141

For the period ended July 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2021

Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 19.3%
Materials — 19.3%
Aurelia Metals	1,033,483	$281,075
Bellevue Gold *	653,322	477,824
De Grey Mining *	775,911	721,473
Gold Road Resources	729,091	710,093
OceanaGold *	620,669	1,208,175
Perseus Mining *	1,047,110	1,289,212
Ramelius Resources	682,889	855,839
Regis Resources	442,298	838,788
Resolute Mining	957,206	379,941
Silver Lake Resources *	779,647	879,678
SolGold *	925,875	353,363
St. Barbara	614,609	799,631
West African Resources *	642,591	500,677
Westgold Resources *	342,991	442,463

TOTAL AUSTRALIA		9,738,232

CANADA — 51.9%
Materials — 51.9%
Alamos Gold, Cl A	244,225	1,983,772
B2Gold	423,095	1,772,569
Dundee Precious Metals	154,667	935,423
Endeavour Mining	93,238	2,219,010
Equinox Gold *	231,108	1,606,935
Great Bear Resources *	41,475	495,368
K92 Mining *	190,622	1,374,293
Kirkland Lake Gold	56,982	2,435,206
Lundin Gold * (A)	63,928	579,185
McEwen Mining * (A)	328,338	394,006
New Gold *	518,442	847,216
Novagold Resources *	213,073	1,666,231
Novo Resources *	152,889	269,440

Schedule of Investments (Unaudited)	July 31, 2021

Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Orla Mining *	117,283	$494,179
Osisko Mining *	261,657	666,535
Pretium Resources *	165,440	1,541,288
Sabina Gold & Silver *	273,145	415,729
Seabridge Gold * (A)	53,525	969,338
Skeena Resources *	40,449	533,336
SSR Mining	132,016	2,147,831
Torex Gold Resources *	75,097	844,003
Victoria Gold * (A)	49,858	750,855
Wesdome Gold Mines *	122,984	1,243,288

TOTAL CANADA		26,185,036

EGYPT — 2.9%
Materials — 2.9%
Centamin	991,868	1,476,273

INDONESIA — 6.5%
Materials — 6.5%
Aneka Tambang	7,450,645	1,298,228
Merdeka Copper Gold *	9,565,867	1,957,820

TOTAL INDONESIA		3,256,048

PERU — 1.2%
Materials — 1.2%
Hochschild Mining	282,963	606,653

RUSSIA — 1.3%
Materials — 1.3%
Petropavlovsk *	2,175,633	647,935

TURKEY — 4.0%
Materials — 4.0%
Eldorado Gold *	161,011	1,503,896
Koza Altin Isletmeleri *	40,253	499,458

Schedule of Investments (Unaudited)	July 31, 2021

Global X Gold Explorers ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
TOTAL TURKEY		$2,003,354

UNITED KINGDOM — 2.4%
Materials — 2.4%
Greatland Gold *	3,292,551	824,007
Pan African Resources	1,688,377	406,578

TOTAL UNITED KINGDOM		1,230,585

UNITED STATES — 10.5%
Materials — 10.5%
Argonaut Gold *	262,387	706,228
Coeur d'Alene Mines *	193,727	1,460,702
Hecla Mining	465,139	3,111,780

TOTAL UNITED STATES		5,278,710

TOTAL COMMON STOCK
(Cost $47,865,661)		50,422,826

SHORT-TERM INVESTMENT(B)(C) — 1.8%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $922,799)	922,799	922,799

REPURCHASE AGREEMENT(B) — 2.1%
BNP Paribas
0.040%, dated 07/30/21, to be repurchased on 08/02/21, repurchase price $1,067,612 (collateralized by U.S. Treasury Obligations, ranging in par value $85,923 - $147,695, 0.125%, 12/31/2022, with a total market value of $1,119,788)
(Cost $1,067,609)	$1,067,609	1,067,609

TOTAL INVESTMENTS — 103.9%
(Cost $49,856,069)		$52,413,234

Schedule of Investments (Unaudited)	July 31, 2021

Global X Gold Explorers ETF

Percentages are based on Net Assets of $50,456,953.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 was $1,906,025.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2021 was $1,990,408.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2021.

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$50,422,826	$—	$—	$50,422,826
Short-Term Investment	922,799	—	—	922,799
Repurchase Agreement	—	1,067,609	—	1,067,609
Total Investments in Securities	$51,345,625	$1,067,609	$—	$52,413,234

For the period ended July 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2021

Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 12.0%
Materials — 12.0%
Glencore	12,991,560	$58,442,512
OZ Minerals	2,776,687	47,310,526
Sandfire Resources	3,538,816	18,000,372
SolGold * (A)	22,353,646	8,531,333

TOTAL AUSTRALIA		132,284,743

CANADA — 20.4%
Materials — 20.4%
Altius Minerals	825,349	11,305,698
Capstone Mining *	7,616,653	34,106,693
Copper Mountain Mining *	4,172,341	12,065,647
ERO Copper *	1,566,876	31,517,008
Ivanhoe Mines, Cl A *	7,917,194	58,728,094
Northern Dynasty Minerals * (A)	10,018,194	4,331,867
Sierra Metals *	2,206,079	6,110,839
Taseko Mines * (A)	5,780,369	10,462,468
Teck Resources, Cl B	2,436,534	55,587,366

TOTAL CANADA		224,215,680

CHILE — 7.5%
Materials — 7.5%
Antofagasta	2,095,256	43,537,068
Lundin Mining	4,270,160	38,892,714

TOTAL CHILE		82,429,782

CHINA — 17.0%
Materials — 17.0%
China Gold International Resources (A)	5,083,400	13,180,784
China Nonferrous Mining	18,902,400	10,605,114
Jiangxi Copper, Cl H	23,209,329	48,681,293
Jinchuan Group International Resources	205,236,600	33,804,670
MMG *	47,373,500	24,140,295

Schedule of Investments (Unaudited)	July 31, 2021

Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Zijin Mining Group, Cl H	40,046,560	$56,788,281

TOTAL CHINA		187,200,437

CYPRUS — 0.4%
Materials — 0.4%
Atalaya Mining *	1,099,338	4,615,985

INDIA — 6.4%
Materials — 6.4%
Vedanta ADR	4,376,476	70,154,910

JAPAN — 0.6%
Materials — 0.6%
Nittetsu Mining	115,020	6,288,109

MEXICO — 4.4%
Materials — 4.4%
Grupo Mexico, Cl B	10,559,489	48,497,243

MONGOLIA — 3.2%
Materials — 3.2%
Turquoise Hill Resources *	2,110,375	35,243,263

PERU — 7.9%
Materials — 7.9%
HudBay Minerals, Cl B (A)	5,546,076	39,584,681
Southern Copper	715,678	46,977,104

TOTAL PERU		86,561,785

POLAND — 4.7%
Materials — 4.7%
KGHM Polska Miedz	1,031,598	52,143,267

Schedule of Investments (Unaudited)	July 31, 2021

Global X Copper Miners ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
SWEDEN — 4.8%
Materials — 4.8%
Boliden	1,359,953	$53,028,699

UNITED KINGDOM — 1.1%
Materials — 1.1%
Central Asia Metals	3,661,237	12,471,540

UNITED STATES — 4.9%
Materials — 4.9%
Freeport-McMoRan Copper & Gold	1,421,655	54,165,056

ZAMBIA — 4.6%
Materials — 4.6%
First Quantum Minerals	2,378,611	50,912,393

TOTAL COMMON STOCK
(Cost $1,089,685,883)		1,100,212,892

SHORT-TERM INVESTMENT(B)(C) — 0.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $894,448)	894,448	894,448

REPURCHASE AGREEMENT(B) — 0.1%
BNP Paribas
0.040%, dated 07/30/21, to be repurchased on 08/02/21, repurchase price $1,034,812 (collateralized by U.S. Treasury Obligations, ranging in par value $83,283 - $143,157, 0.125%, 12/31/2022, with a total market value of $1,085,382)
(Cost $1,034,809)	$1,034,809	1,034,809

TOTAL INVESTMENTS — 100.1%
(Cost $1,091,615,140)		$1,102,142,149

Schedule of Investments (Unaudited)	July 31, 2021

Global X Copper Miners ETF

Percentages are based on Net Assets of $1,101,167,749.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 was $1,421,121.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2021 was $1,929,257.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2021.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of July 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,100,212,892	$—	$—	$1,100,212,892
Short-Term Investment	894,448	—	—	894,448
Repurchase Agreement	—	1,034,809	—	1,034,809
Total Investments in Securities	$1,101,107,340	$1,034,809	$—	$1,102,142,149

For the period ended July 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2021

Global X Uranium ETF

	Shares	Value
COMMON STOCK — 99.0%
AUSTRALIA — 14.7%
Energy — 8.0%
Bannerman Resources *	29,304,338	$3,446,429
Boss Energy * (A)	57,289,391	7,369,358
Deep Yellow * (A)	9,452,297	5,037,242
Paladin Energy *	80,109,312	31,503,166
Peninsula Energy * (A)	26,214,958	2,890,399
Vimy Resources *	8,373,320	800,126
		51,046,720

Financials — 1.9%
Macquarie Group	106,528	12,285,819

Materials — 4.8%
BHP Group	401,163	12,962,333
Greenland Minerals * (A)	34,129,537	2,282,912
Lotus Resources *	22,367,307	2,794,988
Rio Tinto	150,009	12,724,611
		30,764,844

TOTAL AUSTRALIA		94,097,383

CANADA — 45.0%
Basic Materials — 0.4%
Forsys Metals *	3,048,348	2,319,807

Energy — 39.8%
Azarga Uranium *	7,012,366	1,937,971
Cameco	8,209,419	145,926,229
Denison Mines * (A)	26,459,146	28,613,648
Fission Uranium *	17,790,595	7,695,695
GoviEx Uranium, Cl A *	13,434,595	2,582,852
IsoEnergy * (A)	1,484,650	3,258,654
Laramide Resources *	4,999,653	2,242,805
NexGen Energy *	12,841,042	54,209,389
Uex * (A)	13,415,790	3,653,918

Schedule of Investments (Unaudited)	July 31, 2021

Global X Uranium ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Uranium Royalty *	2,144,960	$6,134,103
Western Uranium & Vanadium *	183,058	417,924
		256,673,188

Industrials — 2.2%
Aecon Group	850,979	13,872,249

Materials — 2.6%
Encore Energy * (A)	5,355,350	5,576,926
Global Atomic * (A)	4,629,593	10,643,595
		16,220,521

TOTAL CANADA		289,085,765

CHINA — 2.5%
Energy — 0.6%
CGN Mining	48,543,400	3,935,344

Utilities — 1.9%
CGN Power, Cl H	56,056,386	12,118,428

TOTAL CHINA		16,053,772

JAPAN — 5.7%
Industrials — 5.7%
ITOCHU	415,509	12,236,219
Mitsubishi Heavy Industries	428,016	12,261,342
Sumitomo	912,823	12,334,547

TOTAL JAPAN		36,832,108

KAZAKHSTAN — 8.3%
Energy — 8.3%
NAC Kazatomprom JSC GDR	2,148,479	53,497,127

Schedule of Investments (Unaudited)	July 31, 2021

Global X Uranium ETF

	Shares	Value
COMMON STOCK — continued
SOUTH AFRICA — 2.0%
Materials — 2.0%
Sibanye Stillwater	2,964,664	$12,927,688

SOUTH KOREA — 9.2%
Industrials — 9.2%
Daewoo Engineering & Construction *	1,925,743	12,472,754
Doosan Heavy Industries & Construction *	556,861	10,529,647
GS Engineering & Construction	318,475	12,196,326
Hyundai Engineering & Construction	239,352	11,382,355
Samsung C&T	103,964	12,789,312

TOTAL SOUTH KOREA		59,370,394

SPAIN — 0.2%
Energy — 0.2%
Berkeley Energia *	4,317,203	955,271

UNITED KINGDOM — 3.1%
Industrials — 3.1%
Yellow Cake *	5,079,485	19,845,049

UNITED STATES — 8.3%
Energy — 8.3%
Centrus Energy, Cl A *	348,264	8,076,242
Energy Fuels * (A)	4,357,607	22,794,228
Uranium Energy * (A)	7,321,042	15,886,661
Ur-Energy * (A)	5,918,870	6,688,323

TOTAL UNITED STATES		53,445,454

TOTAL COMMON STOCK
(Cost $559,479,046)		636,110,011

Schedule of Investments (Unaudited)	July 31, 2021

Global X Uranium ETF

	Shares/Face Amount	Value
SHORT-TERM INVESTMENT(B)(C) — 3.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $20,428,426)	20,428,426	$20,428,426

REPURCHASE AGREEMENT(B) — 3.7%
BNP Paribas
0.040%, dated 07/30/21, to be repurchased on 08/02/21, repurchase price $23,634,239 (collateralized by U.S. Treasury Obligations, ranging in par value $1,902,114 - $3,269,585, 0.125%, 12/31/2022, with a total market value of $24,789,209)
(Cost $23,634,161)	$23,634,161	23,634,161

TOTAL INVESTMENTS — 105.9%
(Cost $603,541,633)		$680,172,598

Percentages are based on Net Assets of $642,391,994.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 was $39,461,748.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2021 was $44,062,587.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2021.

Cl — Class
GDR — Global Depositary Receipt

Schedule of Investments (Unaudited)	July 31, 2021

Global X Uranium ETF

The following is a summary of the level of inputs used as of July 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$636,110,011	$—	$—	$636,110,011
Short-Term Investment	20,428,426	—	—	20,428,426
Repurchase Agreement	—	23,634,161	—	23,634,161
Total Investments in Securities	$656,538,437	$23,634,161	$—	$680,172,598

For the period ended July 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

GLX-QH-001-2500

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI China Energy ETF

	Shares	Value
COMMON STOCK — 99.6%
AUSTRALIA — 4.4%
Energy — 4.4%
Woodside Petroleum	8,335	$134,235

CHINA — 95.2%
Energy — 95.2%
China Merchants Energy Shipping, Cl A	200,820	117,117
China Oilfield Services, Cl H	248,486	180,980
China Petroleum & Chemical, Cl A	20,450	12,622
China Petroleum & Chemical, Cl H	530,397	242,976
China Shenhua Energy, Cl A	4,300	11,308
China Shenhua Energy, Cl H	124,730	235,939
COSCO SHIPPING Energy Transportation, Cl A	131,400	103,260
Guanghui Energy, Cl A *	284,350	176,828
Inner Mongolia Yitai Coal, Cl B	220,694	153,162
Offshore Oil Engineering, Cl A	182,575	116,362
PetroChina, Cl A	19,300	13,972
PetroChina, Cl H	686,563	286,245
Shaanxi Coal Industry, Cl A	79,236	136,914
Shanxi Coking Coal Energy Group, Cl A	139,453	190,916
Shanxi Lu'an Environmental Energy Development, Cl A	90,765	175,509
Shanxi Meijin Energy, Cl A *	113,800	152,628
Sinopec Kantons Holdings	366,800	130,744
Yantai Jereh Oilfield Services Group, Cl A	23,800	139,536
Yanzhou Coal Mining, Cl A	39,364	114,480
Yanzhou Coal Mining, Cl H	160,625	238,523

TOTAL CHINA		2,930,021

TOTAL COMMON STOCK
(Cost $2,809,140)		3,064,256

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI China Energy ETF

	Face Amount	Value
U.S. TREASURY OBLIGATION — 11.4%
U.S. Treasury Bill
0.017%, 08/12/21(A)
(Cost $349,998)	$350,000	$349,996

TOTAL INVESTMENTS — 111.0%
(Cost $3,159,138)		$3,414,252

Percentages are based on Net Assets of $3,075,899.

*	Non-income producing security.
(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,064,256	$—	$—	$3,064,256
U.S. Treasury Obligation	—	349,996	—	349,996
Total Investments in Securities	$3,064,256	$349,996	$—	$3,414,252

For the period ended July 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI China Materials ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 97.2%
Materials — 97.2%
Aluminum Corp of China, Cl A *	66,600	$61,506
Aluminum Corp of China, Cl H *	284,439	173,492
Anhui Conch Cement, Cl A	9,400	51,476
Anhui Conch Cement, Cl H	74,520	356,241
Anhui Honglu Steel Construction Group, Cl A	1,600	12,673
Baoshan Iron & Steel, Cl A	90,000	110,266
BBMG, Cl A	52,000	20,352
Chifeng Jilong Gold Mining, Cl A *	4,300	10,497
China Hongqiao Group	141,200	187,147
China Jushi, Cl A	20,859	48,111
China Lumena New Materials *(A)(B)(C)	48	—
China Molybdenum, Cl A	84,300	90,111
China Molybdenum, Cl H	244,354	178,599
China National Building Material, Cl H	269,000	290,766
China Northern Rare Earth Group High-Tech, Cl A	18,100	133,558
China Resources Cement Holdings	175,700	144,924
Ganfeng Lithium, Cl A	5,100	153,574
Ganfeng Lithium, Cl H	14,900	319,620
GEM, Cl A	26,600	49,172
Guangdong Hongda Blasting, Cl A	4,752	23,023
Guangzhou Tinci Materials Technology, Cl A	2,680	41,847
Hengli Petrochemical, Cl A	26,820	121,106
Hengyi Petrochemical, Cl A	20,500	38,562
Hesteel, Cl A	71,400	29,822
Huafon Chemical, Cl A	6,400	12,168
Huaxin Cement, Cl A	7,900	18,111
Hunan Valin Steel, Cl A	35,000	41,636
Inner Mongolia BaoTou Steel Union, Cl A *	227,400	100,255
Inner Mongolia Junzheng Energy & Chemical Industry Group, Cl A	47,700	35,788
Jiangsu Eastern Shenghong, Cl A	4,600	19,341

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI China Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Jiangsu Shagang, Cl A	13,200	$14,518
Jiangsu Yangnong Chemical, Cl A	1,900	36,901
Jiangsu Yoke Technology, Cl A	1,300	21,413
Jiangxi Copper, Cl A	11,400	45,534
Jiangxi Copper, Cl H	80,491	168,829
Kingfa Sci & Tech, Cl A	8,500	26,429
LB Group, Cl A	11,000	50,760
Lee & Man Paper Manufacturing	100,400	74,933
Luxi Chemical Group, Cl A	4,800	14,917
MMG *	158,800	80,920
Ningxia Baofeng Energy Group, Cl A	15,000	36,407
Pangang Group Vanadium Titanium & Resources, Cl A *	63,000	27,873
Real Gold Mining *(A)(B)(C)	97,864	—
Rongsheng Petro Chemical, Cl A	43,100	124,011
Shandong Gold Mining, Cl A	17,620	47,863
Shandong Gold Mining, Cl H	41,500	73,482
Shandong Hualu Hengsheng Chemical, Cl A	10,670	51,019
Shandong Nanshan Aluminum, Cl A	67,200	53,224
Shandong Sinocera Functional Material, Cl A	5,443	39,355
Shandong Sun Paper Industry JSC, Cl A	15,600	27,921
Shanghai Putailai New Energy Technology, Cl A	3,365	66,619
Shanxi Taigang Stainless Steel, Cl A	33,000	52,223
Shenghe Resources Holding, Cl A	4,700	17,966
Shenzhen Capchem Technology, Cl A	1,000	17,635
Sinoma Science & Technology, Cl A	4,100	16,243
Sinopec Shanghai Petrochemical, Cl A	39,600	19,725
Skshu Paint, Cl A	1,018	24,107
Tangshan Jidong Cement, Cl A	8,400	15,450
Tongkun Group, Cl A	12,200	48,918
Tongling Nonferrous Metals Group, Cl A	67,100	38,198
Transfar Zhilian, Cl A	21,100	23,142

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI China Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Wanhua Chemical Group, Cl A	13,347	$234,797
Weihai Guangwei Composites, Cl A	3,000	31,660
Xiamen Tungsten, Cl A	9,200	42,638
Yintai Gold, Cl A	16,420	23,191
Yunnan Aluminium, Cl A *	5,500	12,090
Yunnan Energy New Material, Cl A	3,900	149,650
Zhaojin Mining Industry	80,984	79,200
Zhejiang Huayou Cobalt, Cl A	5,630	114,091
Zhejiang Juhua, Cl A	19,300	35,170
Zhejiang Longsheng Group, Cl A	18,000	34,138
Zhejiang Satellite Petrochemical, Cl A	2,780	15,641
Zhongjin Gold, Cl A	27,200	34,503
Zijin Mining Group, Cl A	26,400	41,860
Zijin Mining Group, Cl H	323,959	459,392

TOTAL CHINA		5,538,300

HONG KONG — 2.7%
Materials — 2.7%
Nine Dragons Paper Holdings	117,670	148,238
Perennial Energy Holdings	40,000	7,721

TOTAL HONG KONG		155,959

TOTAL COMMON STOCK
(Cost $4,654,169)		5,694,259

TOTAL INVESTMENTS — 99.9%
(Cost $4,654,169)		$5,694,259

Percentages are based on Net Assets of $5,701,139.

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI China Materials ETF

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of July 31, 2021 was $0 and represented 0.0% of Net Assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2021 was $0 and represents 0.0% of Net Assets.

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$5,694,259	$—	$—	$5,694,259
Total Investments in Securities	$5,694,259	$—	$—	$5,694,259

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended July 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — 99.6%
CHINA — 98.6%
Industrials — 98.6%
51job ADR *	995	$71,660
AECC Aero-Engine Control, Cl A	2,800	8,936
AECC Aviation Power, Cl A	5,600	47,516
Air China, Cl A *	15,000	15,268
Air China, Cl H *	67,000	42,763
A-Living Smart City Services, Cl H	19,300	73,761
AVIC Electromechanical Systems, Cl A	8,700	13,324
AviChina Industry & Technology, Cl H	89,790	67,245
AVICOPTER, Cl A	700	5,528
Beijing Capital International Airport, Cl H *	68,831	39,503
Beijing New Building Materials, Cl A	3,500	17,569
Beijing Originwater Technology, Cl A	6,500	6,958
Beijing United Information Technology, Cl A	200	3,024
Beijing-Shanghai High Speed Railway, Cl A	49,600	36,906
China Communications Services, Cl H	88,100	37,751
China Conch Venture Holdings	55,460	202,323
China CSSC Holdings, Cl A	2,600	5,948
China Eastern Airlines, Cl A *	21,500	14,667
China Everbright Environment Group	130,450	70,670
China Lesso Group Holdings	37,600	78,285
China Merchants Holdings International	52,131	72,583
China National Chemical Engineering, Cl A	11,800	15,936
China Railway Group, Cl A	46,300	37,745
China Railway Group, Cl H	140,298	64,993
China Southern Airlines, Cl A *	21,300	17,628
China Southern Airlines, Cl H *	64,500	33,947
China State Construction Engineering, Cl A	90,000	62,094
China State Construction International Holdings	74,010	46,094
CIFI Ever Sunshine Services Group	12,900	25,730
CITIC	198,100	214,129
Contemporary Amperex Technology, Cl A	4,732	402,898

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
COSCO SHIPPING Holdings, Cl A *	25,650	$70,073
COSCO SHIPPING Holdings, Cl H *	114,301	172,087
COSCO SHIPPING Ports	65,730	46,858
Country Garden Services Holdings	46,600	378,079
DiDi Global ADR *	8,152	84,047
Dongfang Electric, Cl A	6,100	10,993
Eve Energy, Cl A	3,600	62,645
Fangda Carbon New Material, Cl A	8,963	12,201
Fosun International	87,000	115,086
Gotion High-Tech, Cl A *	3,000	25,357
Greentown Service Group	52,000	56,542
Guangdong Kinlong Hardware Products, Cl A	351	11,079
Haitian International Holdings	22,226	81,368
Hangzhou Oxygen Plant Group, Cl A	700	3,760
Hefei Meiya Optoelectronic Technology, Cl A	800	6,118
Hongfa Technology, Cl A	2,300	23,362
Jiangsu Expressway, Cl H	44,119	47,121
Jiangsu Hengli Hydraulic, Cl A	2,968	44,884
Jiangsu Zhongtian Technology, Cl A	6,400	7,524
Metallurgical Corp of China, Cl A	40,500	23,432
Ming Yang Smart Energy Group, Cl A	2,800	9,339
NARI Technology, Cl A	12,240	59,379
Power Construction Corp of China, Cl A	34,200	25,765
Riyue Heavy Industry, Cl A	2,300	12,382
Sany Heavy Equipment International Holdings	10,000	10,976
Sany Heavy Industry, Cl A	18,300	70,263
SF Holding, Cl A	8,800	80,466
Shanghai Construction Group, Cl A	20,200	8,343
Shanghai Electric Group, Cl A	18,000	11,305
Shanghai International Airport, Cl A *	2,600	15,505
Shanghai International Port Group, Cl A	21,000	16,016
Shanghai M&G Stationery, Cl A	2,533	27,664
Shenzhen Inovance Technology, Cl A	5,850	70,460

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Shenzhen International Holdings	40,506	$53,374
Sichuan Road & Bridge, Cl A	6,200	5,831
Sinotrans, Cl A	9,400	6,762
Sinotruk Hong Kong	24,800	42,444
Spring Airlines, Cl A *	2,500	18,358
Sungrow Power Supply, Cl A	3,100	80,468
Sunwoda Electronic, Cl A	3,300	17,214
Suzhou Gold Mantis Construction Decoration, Cl A	6,200	6,551
Suzhou Maxwell Technologies, Cl A	52	5,248
TBEA, Cl A	8,800	20,597
Topsec Technologies Group, Cl A	2,800	7,909
Weichai Power, Cl A	15,300	40,520
Weichai Power, Cl H	67,396	147,433
Wuxi Shangji Automation, Cl A	153	5,395
XCMG Construction Machinery, Cl A	17,700	15,963
Xiamen C & D, Cl A	6,000	6,562
Xinjiang Goldwind Science & Technology, Cl A	8,547	19,105
Xinjiang Goldwind Science & Technology, Cl H	27,771	52,031
Yantai Eddie Precision Machinery, Cl A	2,480	13,765
YTO Express Group, Cl A	6,500	9,080
Yunda Holding, Cl A	6,340	12,789
Zhefu Holding Group, Cl A	8,100	7,029
Zhejiang Chint Electrics, Cl A	5,500	36,032
Zhejiang Dingli Machinery, Cl A	590	5,126
Zhejiang Expressway, Cl H	52,440	44,267
Zhejiang HangKe Technology, Cl A	470	8,943
Zhejiang Sanhua Intelligent Controls, Cl A	8,640	28,602
Zhejiang Weixing New Building Materials, Cl A	3,400	10,051
Zhengzhou Yutong Bus, Cl A	5,500	9,657
Zhuzhou CRRC Times Electric, Cl H *	18,823	146,782

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Zhuzhou Kibing Group, Cl A	2,800	$8,997
Zoomlion Heavy Industry Science and Technology	49,400	42,463
Zoomlion Heavy Industry Science and Technology, Cl A	15,500	18,247
ZTO Express Cayman ADR *	14,162	383,224

TOTAL CHINA		4,890,680

SINGAPORE — 1.0%
Industrials — 1.0%
BOC Aviation	6,920	50,801

TOTAL COMMON STOCK
(Cost $4,475,128)		4,941,481

TOTAL INVESTMENTS — 99.6%
(Cost $4,475,128)		$4,941,481

Percentages are based on Net Assets of $4,960,579.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

As of July 31, 2021, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA — 99.8%
Consumer Discretionary — 99.8%
Alibaba Group Holding *	2,674,556	$65,046,722
ANTA Sports Products	1,267,896	27,621,833
Baozun ADR *	179,105	4,427,476
Bosideng International Holdings	10,438,700	6,514,785
Brilliance China Automotive Holdings (A)(B)(C)	7,607,900	5,251,577
BYD, Cl A	312,299	12,788,297
BYD, Cl H	968,930	29,799,036
Changzhou Xingyu Automotive Lighting Systems, Cl A	50,030	1,594,994
China East Education Holdings	1,717,300	1,997,683
China Education Group Holdings	2,565,500	4,648,219
China Meidong Auto Holdings	1,723,700	9,293,678
China Tourism Group Duty Free, Cl A	245,050	9,135,736
China Yuhua Education	3,673,900	2,273,968
Chongqing Changan Automobile, Cl A	1,152,776	3,281,214
Dada Nexus ADR *	149,601	3,229,886
Dongfeng Motor Group, Cl H	7,605,846	6,733,609
Ecovacs Robotics, Cl A	92,650	2,450,831
FAW Jiefang Group, Cl A	556,500	948,677
Fuyao Glass Industry Group, Cl A	395,614	2,955,906
Fuyao Glass Industry Group, Cl H	1,800,300	11,444,155
Gaotu Techedu ADR * (D)	192,291	613,408
Geely Automobile Holdings	7,780,000	25,979,385
GOME Retail Holdings * (D)	36,287,800	3,969,095
Great Wall Motor, Cl A	429,100	4,029,865
Great Wall Motor, Cl H	5,528,397	26,570,624
Guangdong Xinbao Electrical Appliances Holdings, Cl A	165,100	533,528
Guangzhou Automobile Group, Cl H	8,006,123	6,923,145
Haidilao International Holding (D)	1,754,100	6,590,967
Haier Smart Home, Cl A	1,219,919	4,714,061
Haier Smart Home, Cl H	2,923,160	10,005,669

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Hang Zhou Great Star Industrial, Cl A *	219,000	$986,862
Hangzhou Robam Appliances, Cl A	195,532	1,178,140
HengTen Networks Group *(C)(D)	4,379,000	1,927,139
Huayu Automotive Systems, Cl A	576,980	1,723,514
Huazhu Group ADR *	275,365	12,385,918
Huizhou Desay Sv Automotive, Cl A	82,500	1,309,275
Jason Furniture Hangzhou, Cl A	112,900	1,132,423
JD Health International * (D)	552,270	5,930,478
JD.com ADR *	736,525	52,204,892
Jiumaojiu International Holdings	1,551,600	4,622,136
Joyoung, Cl A	164,400	639,605
Kuang-Chi Technologies, Cl A *	421,100	1,373,180
Li Auto ADR *	496,088	16,564,378
Li Ning	2,647,300	27,899,664
Liaoning Cheng Da, Cl A	266,213	804,273
Meituan, Cl B *	2,155,750	59,641,529
Midea Group, Cl A	462,400	4,542,885
Minth Group	1,769,300	7,467,706
NavInfo, Cl A *	458,900	911,496
New Oriental Education & Technology Group ADR *	1,801,185	3,908,571
Ningbo Joyson Electronic, Cl A	253,400	992,134
Ningbo Tuopu Group, Cl A	207,635	1,084,042
NIO ADR *	1,210,769	54,097,159
Offcn Education Technology, Cl A *	435,102	877,689
Oppein Home Group, Cl A	97,755	2,175,459
Pinduoduo ADR *	367,250	33,643,772
SAIC Motor, Cl A	1,513,300	4,293,348
Sailun Group, Cl A	566,753	800,454
Shandong Linglong Tyre, Cl A	265,934	1,538,159
Shanghai Jinjiang International Hotels, Cl A	187,156	1,172,548
Shanghai Yuyuan Tourist Mart Group, Cl A	581,428	876,945
Shenzhen MTC, Cl A *	824,800	797,444

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Shenzhen Overseas Chinese Town, Cl A	1,532,500	$1,529,086
Shenzhou International Group Holdings	993,992	21,948,866
Songcheng Performance Development, Cl A	494,080	968,380
Suning.com, Cl A *	1,675,700	1,529,396
Suofeiya Home Collection, Cl A	60,500	178,850
TAL Education Group ADR *	422,057	2,561,886
TCL Technology Group, Cl A	2,738,605	3,130,730
Tongcheng-Elong Holdings *	2,800,100	6,305,558
Topsports International Holdings	3,893,800	5,431,438
Trip.com Group ADR *	594,844	15,424,305
Vipshop Holdings ADR *	663,864	11,040,058
Wangfujing Group, Cl A	165,500	660,525
Weifu High-Technology Group, Cl A	162,700	508,406
Wuchan Zhongda Group, Cl A	864,900	782,697
Xiamen Intretech, Cl A	105,740	622,885
XPeng ADR *	435,350	17,644,735
Yadea Group Holdings	3,206,400	5,504,089
Yum China Holdings	452,224	28,123,811
Zhejiang Semir Garment, Cl A	394,187	593,317
Zhejiang Supor, Cl A	94,626	758,396
Zhongsheng Group Holdings	1,425,700	13,099,004

TOTAL CHINA		749,217,664

TOTAL COMMON STOCK
(Cost $793,333,644)		749,217,664

SHORT-TERM INVESTMENT(E)(F) — 0.8%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $5,880,010)	5,880,010	5,880,010

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI China Consumer Discretionary ETF

	Face Amount	Value
REPURCHASE AGREEMENT(E) — 0.9%
BNP Paribas
0.040%, dated 07/30/21, to be repurchased on 08/02/21, repurchase price $6,802,756 (collateralized by U.S. Treasury Obligations, ranging in par value $547,494 - $941,100, 0.125%, 12/31/2022, with a total market value of $7,135,194)
(Cost $6,802,732)	$6,802,732	$6,802,732

TOTAL INVESTMENTS — 101.5%
(Cost $806,016,386)		$761,900,406

Percentages are based on Net Assets of $750,855,639.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of July 31, 2021 was $5,251,577 and represented 0.7% of Net Assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2021, was $7,178,716 and represents 1.0% of Net Assets.
(D)	This security or a partial position of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 was $11,805,055.
(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2021 was $12,682,742.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2021.

ADR — American Depositary Receipt

Cl — Class

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI China Consumer Discretionary ETF

The following is a summary of the level of inputs used as of July 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$743,966,087	$—	$5,251,577	$749,217,664
Short-Term Investment	5,880,010	—	—	5,880,010
Repurchase Agreement	—	6,802,732	—	6,802,732
Total Investments in Securities	$749,846,097	$6,802,732	$5,251,577	$761,900,406

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended July 31, 2021, the transfers in and out of Level 3 were due to changes in the availability of observable inputs to determine fair value.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI China Consumer Staples ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 98.9%
Consumer Staples — 98.9%
Angel Yeast, Cl A	9,354	$67,676
Anhui Gujing Distillery, Cl A	4,376	125,836
Anhui Gujing Distillery, Cl B	17,600	237,801
Anhui Kouzi Distillery, Cl A	6,500	55,253
Beijing Dabeinong Technology Group, Cl A	84,500	103,527
Beijing Shunxin Agriculture, Cl A	8,530	41,196
Beijing Yanjing Brewery, Cl A	32,900	31,809
By-health, Cl A	18,700	79,378
C&S Paper, Cl A	13,400	40,629
Chacha Food, Cl A	4,900	28,599
China Feihe	444,300	853,016
China Mengniu Dairy	372,400	2,019,850
China Resources Beer Holdings	199,600	1,493,558
Chongqing Brewery, Cl A *	5,472	130,790
Chongqing Fuling Zhacai Group, Cl A	9,200	43,236
Dali Foods Group	385,900	209,059
DaShenLin Pharmaceutical Group, Cl A	4,440	29,177
Foshan Haitian Flavouring & Food, Cl A	31,375	556,406
Fu Jian Anjoy Foods, Cl A	1,100	27,507
Fujian Sunner Development, Cl A	12,000	34,639
Guangdong Haid Group, Cl A	17,091	166,035
Heilongjiang Agriculture, Cl A	20,600	47,322
Henan Shuanghui Investment & Development, Cl A	34,740	138,006
Hengan International Group	97,500	579,012
Inner Mongolia Yili Industrial Group, Cl A	59,629	307,996
Jiangsu King's Luck Brewery JSC, Cl A	13,800	87,782
Jiangsu Yanghe Brewery Joint-Stock, Cl A	14,444	364,183
Jiangxi Zhengbang Technology, Cl A	33,200	48,893
JiuGui Liquor, Cl A	1,800	53,426
Jonjee Hi-Tech Industrial And Commercial Holding, Cl A	9,100	51,494

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI China Consumer Staples ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Juewei Food, Cl A	6,800	$71,909
Kweichow Moutai, Cl A	5,776	1,500,194
Laobaixing Pharmacy Chain JSC, Cl A	4,560	30,868
Luzhou Laojiao, Cl A	13,497	357,239
Muyuan Foods, Cl A	48,464	316,901
New Hope Liuhe, Cl A *	59,300	104,668
Nongfu Spring, Cl H	39,800	204,859
Proya Cosmetics, Cl A	2,000	49,842
Qianhe Condiment and Food, Cl A	6,360	23,622
RLX Technology ADR *	16,315	71,133
Shanghai Bailian Group, Cl A	8,100	19,096
Shanghai Bairun Investment Holding Group, Cl A	3,660	39,366
Shanghai Jahwa United, Cl A	7,800	58,557
Shanxi Xinghuacun Fen Wine Factory, Cl A	11,128	492,328
Sichuan Swellfun, Cl A	5,468	86,481
Smoore International Holdings	145,200	624,058
Sun Art Retail Group	334,300	207,776
Tingyi Cayman Islands Holding	301,200	542,619
Toly Bread, Cl A	8,800	37,654
Tongwei, Cl A	46,900	313,566
Tsingtao Brewery, Cl A	7,800	96,867
Tsingtao Brewery, Cl H	76,400	602,651
Uni-President China Holdings	234,800	235,670
Want Want China Holdings	742,700	500,791
Wens Foodstuffs Group	77,644	151,099
Wuliangye Yibin, Cl A	32,098	1,096,101
Yifeng Pharmacy Chain, Cl A	7,880	59,474
Yihai International Holding	69,740	419,542
Yihai Kerry Arawana Holdings, Cl A	8,800	92,160
Yixintang Pharmaceutical Group, Cl A	4,000	18,031
Yonghui Superstores, Cl A	147,300	92,057
Yuan Longping High-tech Agriculture, Cl A *	15,200	46,980

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI China Consumer Staples ETF

	Shares	Value
COMMON STOCK — continued
TOTAL CHINA		$16,617,250

HONG KONG — 1.0%
Consumer Staples — 1.0%
Vinda International Holdings	57,400	161,758

TOTAL COMMON STOCK
(Cost $16,212,259)		16,779,008

TOTAL INVESTMENTS — 99.9%
(Cost $16,212,259)		$16,779,008

Percentages are based on Net Assets of $16,796,374.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

As of July 31, 2021, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI China Health Care ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 92.8%
Health Care — 92.8%
3SBio *	166,200	$138,372
Aier Eye Hospital Group, Cl A	35,524	322,575
Akeso *	15,000	99,502
Alibaba Health Information Technology *	373,300	580,279
Apeloa Pharmaceutical, Cl A	6,100	26,063
Asymchem Laboratories Tianjin, Cl A	1,513	92,970
Autobio Diagnostics, Cl A	2,282	21,802
BeiGene ADR *	4,027	1,274,907
Beijing Tiantan Biological Products, Cl A	8,400	48,040
Betta Pharmaceuticals, Cl A	2,420	30,851
BGI Genomics, Cl A	2,433	42,304
Burning Rock Biotech ADR *	1,892	43,100
CanSino Biologics, Cl A *	165	15,544
CanSino Biologics, Cl H *	6,800	287,883
Changchun High & New Technology Industry Group, Cl A	2,528	119,572
China Medical System Holdings	150,300	304,809
China National Medicines, Cl A	4,000	18,780
China Resources Pharmaceutical Group	229,500	122,854
China Resources Sanjiu Medical & Pharmaceutical, Cl A	6,000	22,146
China Traditional Chinese Medicine Holdings *	359,100	224,114
Chongqing Zhifei Biological Products, Cl A	9,633	235,282
CSPC Pharmaceutical Group	823,208	1,110,154
Daan Gene, Cl A	7,560	25,553
Dong-E-E-Jiao, Cl E	7,800	36,789
Genscript Biotech *	122,700	538,407
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	16,559	76,847
Guangzhou Kingmed Diagnostics Group, Cl A	2,700	55,371
Guangzhou Wondfo Biotech, Cl A	2,390	19,961
Hangzhou Tigermed Consulting, Cl A	4,616	112,537

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI China Health Care ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Hangzhou Tigermed Consulting, Cl H	10,920	$211,621
Hansoh Pharmaceutical Group	118,300	423,957
Huadong Medicine, Cl A	18,711	102,725
Hualan Biological Engineering, Cl A	13,070	74,384
Humanwell Healthcare Group, Cl A	9,200	33,687
I-Mab ADR *	1,800	140,544
Innovent Biologics *	96,200	981,039
Intco Medical Technology, Cl A	1,900	34,385
Jafron Biomedical, Cl A	5,200	53,960
Jiangsu Hengrui Medicine, Cl A	39,272	330,365
Jiangsu Yuyue Medical Equipment & Supply, Cl A	6,100	32,168
Jilin Aodong Pharmaceutical Group, Cl A	6,700	15,391
Jinxin Fertility Group *	117,700	220,824
Joincare Pharmaceutical Group Industry, Cl A	10,100	18,405
Joinn Laboratories China, Cl A	500	14,680
Jointown Pharmaceutical Group, Cl A	23,370	50,938
Lepu Medical Technology Beijing, Cl A	12,901	51,449
Livzon Pharmaceutical Group, Cl A	3,400	20,807
Maccura Biotechnology, Cl A	3,000	16,707
Meinian Onehealth Healthcare Holdings, Cl A *	45,920	53,490
Microport Scientific	64,200	483,698
Nanjing King-Friend Biochemical Pharmaceutical, Cl A	6,136	28,011
Ovctek China, Cl A	5,024	70,848
Pharmaron Beijing, Cl A	1,100	33,687
Pharmaron Beijing, Cl H	11,350	248,435
Ping An Healthcare and Technology *	45,900	428,216
Shandong Buchang Pharmaceuticals, Cl A	14,487	45,157
Shandong Pharmaceutical Glass	3,200	16,954
Shandong Weigao Group Medical Polymer, Cl H	244,300	437,597
Shanghai Fosun Pharmaceutical Group, Cl A	14,274	180,799

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI China Health Care ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Shanghai Fosun Pharmaceutical Group, Cl H	52,400	$479,416
Shanghai Pharmaceuticals Holding, Cl A	12,600	37,092
Shanghai Pharmaceuticals Holding, Cl H	97,400	207,554
Shanghai RAAS Blood Products, Cl A	28,800	32,701
Shenzhen Hepalink Pharmaceutical Group, Cl A	6,700	15,650
Shenzhen Kangtai Biological Products, Cl A	4,543	89,252
Shenzhen Mindray Bio-Medical Electronics, Cl A	6,461	390,145
Shenzhen Salubris Pharmaceuticals, Cl A *	11,200	47,074
Shijiazhuang Yiling Pharmaceutical, Cl A	12,027	34,977
Sichuan Kelun Pharmaceutical, Cl A	17,000	48,230
Sinopharm Group, Cl H	137,400	360,685
Tonghua Dongbao Pharmaceutical, Cl A	25,305	43,295
Topchoice Medical, Cl A *	2,180	106,383
Venus MedTech Hangzhou, Cl H *	11,500	72,585
Walvax Biotechnology, Cl A	10,700	142,332
Winning Health Technology Group, Cl A	13,470	29,964
WuXi AppTec, Cl A	15,024	348,617
WuXi AppTec, Cl H	31,176	689,216
Wuxi Biologics Cayman *	133,180	2,030,810
Yifan Pharmaceutical, Cl A	8,400	17,724
Yunnan Baiyao Group, Cl A	10,110	154,800
Zai Lab ADR *	6,950	1,005,039
Zhangzhou Pientzehuang Pharmaceutical, Cl A	4,426	250,590
Zhejiang Huahai Pharmaceutical, Cl A	9,510	28,658
Zhejiang Jiuzhou Pharmaceutical, Cl A	1,900	13,852
Zhejiang NHU, Cl A	18,240	72,995
Zhejiang Wolwo Bio-Pharmaceutical, Cl A	3,223	29,920

TOTAL CHINA		17,681,852

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI China Health Care ETF

	Shares	Value
COMMON STOCK — continued
HONG KONG — 7.1%
Health Care — 7.1%
Hutchison China MediTech ADR *	9,352	$393,252
Sino Biopharmaceutical	958,400	813,959
SSY Group	213,500	137,091

TOTAL HONG KONG		1,344,302

TOTAL COMMON STOCK
(Cost $17,681,521)		19,026,154

TOTAL INVESTMENTS — 99.9%
(Cost $17,681,521)		$19,026,154

Percentages are based on Net Assets of $19,045,541.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

As of July 31, 2021, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI China Financials ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA — 99.8%
Financials — 99.8%
360 DigiTech ADR *	9,400	$199,750
Agricultural Bank of China, Cl A	709,900	321,763
Agricultural Bank of China, Cl H	4,381,388	1,460,237
AVIC Industry-Finance Holdings, Cl A	149,600	89,560
Bank of Beijing, Cl A	247,500	164,250
Bank of Chengdu, Cl A	69,100	115,551
Bank of China Ltd., Cl A	394,200	182,331
Bank of China Ltd., Cl H	11,552,234	4,013,670
Bank of Communications, Cl A	399,600	264,570
Bank of Communications, Cl H	1,697,071	982,708
Bank of Hangzhou, Cl A	88,045	164,802
Bank of Jiangsu, Cl A	185,030	179,179
Bank of Nanjing, Cl A	117,284	158,389
Bank of Ningbo, Cl A	59,100	296,213
Bank of Shanghai, Cl A	149,998	165,906
BOC International China, Cl A	9,900	22,758
Caitong Securities, Cl A	57,900	87,149
Changjiang Securities, Cl A	88,800	94,784
China Bohai Bank, Cl H	415,700	162,082
China Cinda Asset Management, Cl H	2,774,700	471,305
China CITIC Bank Corp Ltd., Cl H	1,830,722	819,811
China Construction Bank, Cl A	16,600	14,791
China Construction Bank, Cl H	6,561,526	4,576,317
China Everbright	334,500	368,022
China Everbright Bank, Cl A	397,400	202,868
China Everbright Bank, Cl H	1,229,700	419,331
China Galaxy Securities, Cl A	64,200	94,645
China Galaxy Securities, Cl H	988,500	516,434
China Great Wall Securities, Cl A	44,700	63,824
China Huarong Asset Management, Cl H *(A)(B)(C)	3,326,000	309,394
China International Capital, Cl A	12,000	96,027

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI China Financials ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
China International Capital, Cl H	309,700	$712,559
China Life Insurance, Cl A	31,002	134,282
China Life Insurance, Cl H	1,034,240	1,727,460
China Merchants Bank, Cl A	122,829	883,539
China Merchants Bank, Cl H	482,734	3,677,405
China Merchants Securities, Cl A	80,330	205,907
China Minsheng Banking, Cl A	341,800	210,439
China Minsheng Banking, Cl H	1,318,826	536,274
China Pacific Insurance Group, Cl A	62,800	252,778
China Pacific Insurance Group, Cl H	449,012	1,265,360
China Taiping Insurance Holdings	392,130	551,016
China Zheshang Bank, Cl A	208,000	116,478
Chongqing Rural Commercial Bank, Cl A	143,600	83,969
Chongqing Rural Commercial Bank, Cl H	1,065,600	397,653
CITIC Securities, Cl A	96,600	337,571
CITIC Securities, Cl H	433,296	964,590
CSC Financial, Cl A	29,700	121,246
Dongxing Securities, Cl A	56,300	89,705
East Money Information, Cl A	101,748	488,719
Everbright Securities, Cl A	58,457	136,729
Far East Horizon	542,300	578,504
First Capital Securities, Cl A	104,300	100,518
Founder Securities, Cl A	106,600	144,785
GF Securities Ltd., Cl A	66,700	159,001
GF Securities Ltd., Cl H	392,900	558,165
Guangzhou Yuexiu Financial Holdings Group, Cl A	36,300	59,130
Guolian Securities, Cl A	32,300	62,607
Guosen Securities, Cl A	61,845	101,219
Guotai Junan Securities, Cl A	79,344	199,207
Guoyuan Securities, Cl A	79,820	88,656
Haitong Securities Ltd., Cl A	106,000	181,028
Haitong Securities Ltd., Cl H	708,300	583,323

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI China Financials ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Hithink RoyalFlush Information Network, Cl A	7,920	$113,537
Huaan Securities Ltd., Cl A	112,650	88,525
Huatai Securities Ltd., Cl A	76,300	170,437
Huatai Securities Ltd., Cl H	383,600	508,426
Huaxi Securities, Cl A	54,600	74,412
Huaxia Bank, Cl A	149,300	126,565
Hubei Biocause Pharmaceutical, Cl A	128,300	66,091
Industrial & Commercial Bank of China, Cl A	284,200	201,794
Industrial & Commercial Bank of China, Cl H	7,954,437	4,421,861
Industrial Bank, Cl A	198,500	542,586
Industrial Securities, Cl A	98,700	135,735
Jiangsu Changshu Rural Commercial Bank, Cl A	65,100	59,316
Lufax Holding ADR *	26,727	200,452
Nanjing Securities, Cl A	58,400	92,961
New China Life Insurance C, Cl A	23,117	144,723
New China Life Insurance C, Cl H	199,011	544,187
Noah Holdings ADR *	12,321	475,591
Northeast Securities, Cl A	56,300	67,845
Orient Securities, Cl A	79,200	133,789
Pacific Securities, Cl A *	146,800	70,625
People's Insurance Group of China, Cl A	94,300	73,375
People's Insurance Group of China, Cl H	2,093,900	649,359
PICC Property & Casualty, Cl H	1,269,163	1,025,626
Ping An Bank, Cl A	6,500	17,787
Ping An Insurance Group of China, Cl A	2,900	24,077
Ping An Insurance Group of China, Cl H	498,514	4,371,748
Postal Savings Bank of China, Cl A	263,400	191,100
Postal Savings Bank of China, Cl H	1,558,800	1,006,946
Qingdao Rural Commercial Bank, Cl A	114,500	68,901
SDIC Capital, Cl A	88,676	101,784
Sealand Securities, Cl A	114,010	68,959

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI China Financials ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Shanghai Pudong Development Bank, Cl A	281,414	$393,102
Shanxi Securities, Cl A	83,340	81,092
Shenwan Hongyuan Group, Cl A	247,100	163,984
Sinolink Securities, Cl A	59,900	99,333
SooChow Securities, Cl A	76,080	92,270
Southwest Securities, Cl A	138,500	97,270
Tianfeng Securities, Cl A *	149,700	99,114
Up Fintech Holding ADR *	7,208	114,968
Western Securities, Cl A	78,100	88,920
Zheshang Securities, Cl A *	57,000	97,786
ZhongAn Online P&C Insurance, Cl H *	99,700	539,477

TOTAL CHINA		50,494,679

TOTAL COMMON STOCK
(Cost $61,150,818)		50,494,679

TOTAL INVESTMENTS — 99.8%
(Cost $61,150,818)		$50,494,679

Percentages are based on Net Assets of $50,579,769.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of July 31, 2021 was $309,394 and represented 0.6% of Net Assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2021, was $309,394 and represents 0.6% of Net Assets.

ADR — American Depositary Receipt
Cl — Class
Ltd. — Limited

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI China Financials ETF

The following is a summary of the level of inputs used as of July 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$50,185,285	$—	$309,394	$50,494,679
Total Investments in Securities	$50,185,285	$—	$309,394	$50,494,679

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended July 31, 2021, the transfers in and out of Level 3 were due to changes in the availability of observable inputs to determine fair value.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI China Information Technology ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 97.2%
Information Technology — 97.2%
21Vianet Group ADR *	17,662	$306,082
360 Security Technology, Cl A *	61,459	113,517
AAC Technologies Holdings	177,600	1,063,835
Addsino, Cl A	19,900	60,552
Agora ADR *	8,244	260,346
Avary Holding Shenzhen, Cl A	9,800	55,895
Beijing BDStar Navigation, Cl A *	6,200	41,011
Beijing E-Hualu Information Technology, Cl A *	6,840	27,945
Beijing Shiji Information Technology, Cl A	33,880	105,868
Beijing Sinnet Technology, Cl A	17,500	43,720
Beijing Yuanliu Hongyuan Electronic Technology, Cl A	1,700	41,716
BOE Technology Group, Cl A	601,500	534,095
BYD Electronic International (A)	171,400	866,792
Chaozhou Three-Circle Group, Cl A	39,189	281,896
China Greatwall Technology Group, Cl A	37,100	91,539
China National Software & Service, Cl A	6,100	54,731
China Railway Signal & Communication, Cl A	41,406	32,410
China TransInfo Technology, Cl A	18,200	43,386
Chindata Group Holdings ADR *	13,836	172,673
Daqo New Energy ADR *	10,911	646,477
DHC Software, Cl A	89,300	98,218
Fiberhome Telecommunication Technologies, Cl A	15,900	48,873
Flat Glass Group, Cl A	6,700	44,412
Flat Glass Group, Cl H	63,500	283,132
Foxconn Industrial Internet, Cl A	87,450	151,783
GCL System Integration Technology, Cl A *	95,600	63,000
GDS Holdings ADR *	19,873	1,171,712
Gigadevice Semiconductor Beijing, Cl A	9,243	328,933
GoerTek, Cl A	76,400	450,406

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI China Information Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
GRG Banking Equipment, Cl A	29,500	$47,551
Guangzhou Haige Communications Group, Cl A	66,700	102,252
Guangzhou Shiyuan Electronic Technology, Cl A	9,000	154,330
Hangzhou First Applied Material, Cl A	9,780	202,804
Hangzhou Silan Microelectronics, Cl A	16,000	172,489
Hua Hong Semiconductor *	139,900	883,016
Huagong Tech, Cl A	11,300	49,032
Hundsun Technologies, Cl A	38,053	327,940
Iflytek	48,650	441,014
Ingenic Semiconductor, Cl A	5,100	149,898
Inspur Electronic Information Industry, Cl A	18,052	85,116
JA Solar Technology, Cl A	12,900	121,728
JCET Group, Cl A	20,800	126,066
Kingboard Holdings	164,700	862,581
Kingdee International Software Group *	562,600	1,751,971
Kingsoft	203,900	949,812
Kingsoft Cloud Holdings ADR * (A)	12,398	359,542
Lakala Payment, Cl A	9,100	34,461
Lenovo Group	1,559,800	1,453,180
Lens Technology, Cl A	92,700	364,095
Leyard Optoelectronic, Cl A	31,700	46,635
Lingyi iTech Guangdong, Cl A	83,797	89,444
LONGi Green Energy Technology, Cl A	80,037	1,063,792
Luxshare Precision Industry, Cl A	120,052	686,764
Maxscend Microelectronics, Cl A	3,589	223,827
Ming Yuan Cloud Group Holdings	80,100	298,911
Montage Technology, Cl A	4,303	44,911
NAURA Technology Group, Cl A	6,758	451,621
Ninestar, Cl A	27,370	152,168
OFILM Group, Cl A	73,500	83,683
OneConnect Financial Technology ADR *	19,771	156,784

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI China Information Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Raytron Technology, Cl A	2,717	$47,364
Sanan Optoelectronics, Cl A	105,400	694,253
Sangfor Technologies, Cl A	5,460	204,399
SG Micro, Cl A	3,150	181,699
Shanghai Baosight Software, Cl A	14,040	145,083
Shengyi Technology, Cl A	29,600	125,920
Shennan Circuits, Cl A	6,282	118,169
Shenzhen Goodix Technology, Cl A	6,250	115,334
Shenzhen Kaifa Technology, Cl A	19,300	55,024
Shenzhen SC New Energy Technology, Cl A	4,200	105,578
Shenzhen Sunlord Electronics, Cl A	6,200	38,815
Shenzhen Sunway Communication, Cl A	11,500	46,022
Sunny Optical Technology Group	140,980	4,266,844
Suzhou Dongshan Precision Manufacturing, Cl A	39,400	128,725
Thunder Software Technology, Cl A	5,350	120,848
Tianjin 712 Communication & Broadcasting, Cl A	9,000	56,121
Tianjin Zhonghuan Semiconductor, Cl A	40,800	315,953
Tianma Microelectronics, Cl A	66,400	143,803
Tianshui Huatian Technology, Cl A	34,000	74,739
TongFu Microelectronics, Cl A	15,200	54,622
Travelsky Technology, Cl H	278,300	472,715
Unigroup Guoxin Microelectronics, Cl A	7,950	234,980
Unisplendour, Cl A	37,213	151,744
Universal Scientific Industrial Shanghai, Cl A	19,900	42,236
Weimob *	354,600	479,115
Will Semiconductor Shanghai, Cl A	11,919	556,991
Wingtech Technology, Cl A	16,940	286,474
Wuhan Guide Infrared, Cl A	30,718	130,296
Wuhu Token Science, Cl A	26,800	37,188
WUS Printed Circuit Kunshan, Cl A	22,220	45,407
Wuxi Lead Intelligent Equipment, Cl A	35,312	415,153

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI China Information Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Xiaomi, Cl B *	997,800	$3,254,869
Xinyi Solar Holdings	1,005,900	2,019,255
Yealink Network Technology, Cl A	9,800	139,578
Yonyou Network Technology, Cl A	63,756	353,082
Zhejiang Dahua Technology, Cl A	80,993	264,740
Zhejiang Jingsheng Mechanical & Electrical, Cl A	16,600	163,987
Zhongji Innolight, Cl A	8,600	56,767
ZTE, Cl A	72,531	435,339
ZTE, Cl H	230,900	823,030

TOTAL CHINA		36,824,634

HONG KONG — 2.7%
Information Technology — 2.7%
China Youzan *	3,158,400	451,130
Kingboard Laminates Holdings	271,200	542,316

TOTAL HONG KONG		993,446

TOTAL COMMON STOCK
(Cost $33,648,678)		37,818,080

SHORT-TERM INVESTMENT(B)(C) — 0.6%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $234,447)	234,447	234,447

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI China Information Technology ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 0.7%
BNP Paribas
0.040%, dated 07/30/21, to be repurchased on 08/02/21, repurchase price $271,237 (collateralized by U.S. Treasury Obligations, ranging in par value $21,830 - $37,523, 0.125%, 12/31/2022, with a total market value of $284,491)
(Cost $271,237)	$271,237	$271,237

TOTAL INVESTMENTS — 101.2%
(Cost $34,154,362)		$38,323,764

Percentages are based on Net Assets of $37,883,448.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 was $489,314.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2021 was $505,684.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2021.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of July 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$37,818,080	$—	$—	$37,818,080
Short-Term Investment	234,447	—	—	234,447
Repurchase Agreement	—	271,237	—	271,237
Total Investments in Securities	$38,052,527	$271,237	$—	$38,323,764

For the period ended July 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI China communication Services ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 96.6%
Communication Services — 96.6%
Autohome ADR	6,811	$308,538
Baidu ADR *	7,841	1,286,003
Beijing Enlight Media, Cl A	261,200	359,208
Bilibili ADR *	9,570	819,001
China Literature *	200	1,853
China South Publishing & Media Group, Cl A	159,572	204,883
China Tower, Cl H	4,829,700	640,132
DouYu International Holdings ADR *	53,677	216,318
Focus Media Information Technology, Cl A	347,100	402,706
G-bits Network Technology Xiamen, Cl A	6,364	433,875
Giant Network Group, Cl A	150,100	252,628
HUYA ADR * (A)	28,128	359,757
iQIYI ADR *	39,588	441,802
JOYY ADR	6,703	358,275
Kuaishou Technology, Cl B * (A)	21,200	300,355
Kunlun Tech, Cl A	104,300	273,157
Leo Group, Cl A	600,400	216,406
Mango Excellent Media, Cl A	49,720	423,717
Momo ADR	34,236	424,184
NanJi E-Commerce, Cl A	218,400	346,634
NetEase ADR	14,142	1,445,454
Perfect World, Cl A	157,510	387,659
Tencent Holdings	19,115	1,178,207
Tencent Music Entertainment Group ADR *	217	2,294
Weibo ADR *	11,485	647,754
Wuhu Sanqi Interactive Entertainment Network Technology Group, Cl A	136,351	408,353
Zhejiang Century Huatong Group, Cl A *	513,920	443,610
		12,582,763
Information Technology — 0.0%
National Agricultural Holdings *(B)(C)(D)	204,200	3

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI China Communication Services ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
TOTAL CHINA		$12,582,766

HONG KONG — 3.3%
Communication Services — 3.3%
Alibaba Pictures Group *	3,589,300	434,160

TOTAL COMMON STOCK
(Cost $14,372,992)		13,016,926

SHORT-TERM INVESTMENT(E)(F) — 1.9%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $238,220)	238,220	238,220

REPURCHASE AGREEMENT(E) — 2.1%
BNP Paribas
0.040%, dated 07/30/21, to be repurchased on 08/02/21, repurchase price $275,605 (collateralized by U.S. Treasury Obligations, ranging in par value $22,181 - $38,127, 0.125%, 12/31/2022, with a total market value of $289,070)
(Cost $275,602)	$275,602	275,602

TOTAL INVESTMENTS — 103.9%
(Cost $14,886,814)		$13,530,748

Percentages are based on Net Assets of $13,027,692.

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI China Communication Services ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 was $493,856.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of July 31, 2021 was $3 and represented 0.0% of Net Assets.
(D)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2021, was $3 and represents 0.0% of Net Assets.
(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2021 was $513,822.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2021.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of July 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$13,016,923	$—	$3	$13,016,926
Short-Term Investment	238,220	—	—	238,220
Repurchase Agreement	—	275,602	—	275,602
Total Investments in Securities	$13,255,143	$275,602	$3	$13,530,748

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended July 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI China Utilities ETF

	Shares/Face Amount	Value
COMMON STOCK — 99.9%
CHINA — 99.9%
Utilities — 99.9%
Beijing Enterprises Holdings	21,000	$65,260
Beijing Enterprises Water Group	199,600	73,201
CGN Power, Cl H	346,400	74,886
China Gas Holdings	49,990	154,385
China Longyuan Power Group, Cl H	92,400	172,643
China National Nuclear Power, Cl A	79,800	59,254
China Power International Development	310,900	71,212
China Resources Gas Group	23,320	143,739
China Resources Power Holdings	62,650	107,866
China Yangtze Power, Cl A	24,400	71,716
ENN Energy Holdings	7,930	165,821
ENN Natural Gas, Cl A	15,500	42,033
Guangdong Investment	100,260	140,368
Huadian Power International, Cl A	55,600	27,437
Huaneng Power International, Cl A	37,100	21,981
Huaneng Power International, Cl H	138,500	47,051
Kunlun Energy	80,960	70,009
SDIC Power Holdings, Cl A	40,700	53,453
Shenergy, Cl A	40,200	35,633
Shenzhen Energy Group, Cl A	32,480	43,110
Sichuan Chuantou Energy, Cl A	29,800	50,478

TOTAL COMMON STOCK
(Cost $1,509,071)		1,691,536

U.S. TREASURY OBLIGATION — 5.9%
U.S. Treasury Bill
0.025%, 08/12/21(A)
(Cost $99,999)	$100,000	99,999

TOTAL INVESTMENTS — 105.8%
(Cost $1,609,070)		$1,791,535

Percentages are based on Net Assets of $1,693,156.

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI China Utilities ETF

(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,691,536	$—	$—	$1,691,536
U.S. Treasury Obligation	—	99,999	—	99,999
Total Investments in Securities	$1,691,536	$99,999	$—	$1,791,535

For the period ended July 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI China Real Estate ETF

	Shares	Value
COMMON STOCK — 99.7%
CHINA — 99.7%
Real Estate — 99.7%
Agile Group Holdings	70,500	$77,112
China Aoyuan Group	73,300	46,784
China Evergrande Group	94,400	63,895
China Fortune Land Development, Cl A *	19,320	12,941
China Jinmao Holdings Group	292,200	81,593
China Merchants Property Operation & Service, Cl A	5,100	10,588
China Merchants Shekou Industrial Zone Holdings, Cl A	23,400	33,882
China Overseas Land & Investment	137,100	287,565
China Overseas Property Holdings	17,600	16,465
China Resources Land	102,400	342,597
China Resources Mixc Lifestyle Services	1,400	8,476
China Vanke, Cl A	12,400	39,630
China Vanke, Cl H	54,500	142,015
CIFI Holdings Group	173,000	104,185
Country Garden Holdings	276,900	270,799
Financial Street Holdings, Cl A	20,400	17,862
Gemdale, Cl A	20,400	26,414
Greenland Holdings Group, Cl A	36,855	24,629
Greentown China Holdings	42,000	46,263
Guangzhou R&F Properties	100,800	88,332
Hopson Development Holdings	30,900	102,388
Jiangsu Zhongnan Construction Group, Cl A	16,600	11,710
Jinke Properties Group, Cl A	28,800	19,157
Kaisa Group Holdings	175,742	47,717
KE Holdings ADR *	9,492	208,729
KWG Group Holdings	69,900	76,635
Logan Group	75,800	80,763
Longfor Group Holdings	66,500	310,199
Poly Developments and Holdings Group, Cl A	34,553	53,505
Poly Property Services, Cl H	6,000	33,856

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI China Real Estate ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Real Estate — continued
Powerlong Real Estate Holdings	66,000	$44,673
RiseSun Real Estate Development, Cl A	22,500	15,837
Seazen Group	122,300	91,121
Seazen Holdings, Cl A	7,800	38,213
Shanghai Lingang Holdings, Cl A	6,600	15,407
Shanghai Lujiazui Finance & Trade Zone Development, Cl B	75,685	71,371
Shanghai Zhangjiang High-Tech Park Development, Cl A	6,800	17,977
Shenzhen Investment	205,700	57,704
Shimao Group Holdings	57,700	113,749
Shimao Services Holdings	27,000	62,539
Sunac China Holdings	92,900	240,880
Sunac Services Holdings	3,000	8,107
Wharf Holdings	68,900	233,620
Yango Group, Cl A	19,000	12,844
Youngor Group, Cl A	17,900	17,611
Yuexiu Property	87,420	81,332
Zhejiang China Commodities City Group, Cl A	23,000	15,691
Zhenro Properties Group	72,900	40,713
Zhongtian Financial Group, Cl A *	34,600	11,615

TOTAL CHINA		3,877,690

TOTAL COMMON STOCK
(Cost $5,611,216)		3,877,690

U.S. TREASURY OBLIGATION — 3.9%
U.S. Treasury Bill
0.017%, 08/12/21(A)
(Cost $149,999)	$150,000	149,998

TOTAL INVESTMENTS — 103.6%
(Cost $5,761,215)		$4,027,688

Percentages are based on Net Assets of $3,887,181.

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI China Real Estate ETF

*	Non-income producing security.
(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of July 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,877,690	$—	$—	$3,877,690
U.S. Treasury Obligation	—	149,998	—	149,998
Total Investments in Securities	$3,877,690	$149,998	$—	$4,027,688

For the period ended July 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI China Large-Cap 50 ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA — 99.8%
Communication Services — 13.9%
Baidu ADR *	1,750	$287,018
Bilibili ADR *	863	73,856
NetEase ADR	2,947	301,212
Tencent Holdings	14,533	895,783
		1,557,869
Consumer Discretionary — 35.1%
Alibaba Group Holding *	42,760	1,039,948
ANTA Sports Products	9,400	204,784
BYD, Cl A	3,347	137,056
China Tourism Group Duty Free, Cl A	4,058	151,287
Geely Automobile Holdings	44,200	147,595
JD.com ADR *	5,592	396,361
Li Ning	12,000	126,467
Meituan, Cl B *	20,889	577,920
New Oriental Education & Technology Group ADR *	13,328	28,922
NIO ADR *	8,551	382,059
Pinduoduo ADR *	2,328	213,268
Shenzhou International Group Holdings	8,200	181,069
TAL Education Group ADR *	3,184	19,327
Trip.com Group ADR *	4,530	117,463
Yum China Holdings	3,548	220,650
		3,944,176
Consumer Staples — 12.9%
China Mengniu Dairy	33,900	183,869
Foshan Haitian Flavouring & Food, Cl A	9,112	161,593
Kweichow Moutai, Cl A	2,314	601,012
Luzhou Laojiao, Cl A	2,742	72,575
Muyuan Foods, Cl A	11,312	73,968
Shanxi Xinghuacun Fen Wine Factory, Cl A	1,960	86,715
Wuliangye Yibin, Cl A	7,982	272,574
		1,452,306

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI China Large-Cap 50 ETF

	Shares	Value
COMMON STOCK — continued
Financials — 16.5%
Bank of China Ltd., Cl H	629,200	$218,607
China Construction Bank, Cl H	617,400	430,604
China Life Insurance, Cl H	71,550	119,508
China Merchants Bank, Cl H	30,450	231,964
Industrial & Commercial Bank of China, Cl H	430,600	239,370
Industrial Bank, Cl A	47,533	129,928
Ping An Bank, Cl A	46,864	128,245
Ping An Insurance Group of China, Cl H	40,640	356,395
		1,854,621
Health Care — 8.0%
Aier Eye Hospital Group, Cl A	8,557	77,702
BeiGene ADR *	245	77,564
Chongqing Zhifei Biological Products, Cl A	2,600	63,504
Jiangsu Hengrui Medicine, Cl A	14,995	126,141
Shenzhen Mindray Bio-Medical Electronics, Cl A	2,580	155,792
WuXi AppTec, Cl A	4,080	94,672
Wuxi Biologics Cayman *	19,940	304,058
		899,433
Industrials — 5.2%
Contemporary Amperex Technology, Cl A	5,163	439,594
SF Holding, Cl A	7,300	66,751
ZTO Express Cayman ADR *	2,986	80,801
		587,146
Information Technology — 5.6%
LONGi Green Energy Technology, Cl A	8,400	111,647
Sunny Optical Technology Group	7,110	215,188
Xiaomi, Cl B *	91,500	298,477
		625,312
Materials — 0.9%
Wanhua Chemical Group, Cl A	5,900	103,791

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI China Large-Cap 50 ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 0.4%
KE Holdings ADR *	1,899	$41,759

Utilities — 1.3%
China Yangtze Power, Cl A	50,384	148,087

TOTAL CHINA		11,214,500

TOTAL COMMON STOCK
(Cost $11,544,275)		11,214,500

TOTAL INVESTMENTS — 99.8%
(Cost $11,544,275)		$11,214,500

Percentages are based on Net Assets of $11,236,947.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class
Ltd. — Limited

As of July 31, 2021, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI Greece ETF

	Shares	Value
COMMON STOCK — 99.1%
GREECE — 95.7%
Communication Services — 16.2%
Hellenic Telecommunications Organization	1,437,597	$26,218,404

Consumer Discretionary — 15.2%
FF Group *(A)(B)(C)	452,712	5,368
FF Group ADR *(A)(B)(C)	200,300	2,375
JUMBO *	242,340	3,850,726
JUMBO ADR	140,000	2,224,572
OPAP	1,009,336	14,577,928
OPAP ADR (D)	544,900	3,942,352
		24,603,321
Consumer Staples — 1.9%
Sarantis	293,307	3,060,679

Energy — 7.1%
Hellenic Petroleum	485,149	3,319,432
Motor Oil Hellas Corinth Refineries *	334,472	5,378,141
Motor Oil Hellas Corinth Refineries ADR *	183,300	1,473,677
Tsakos Energy Navigation (D)	168,234	1,337,460
		11,508,710
Financials — 30.5%
Alpha Services and Holdings * (D)	13,980,569	18,078,536
Eurobank Ergasias Services and Holdings *	16,265,312	15,333,535
Hellenic Exchanges - Athens Stock Exchange	512,619	2,425,383
National Bank of Greece *	2,477,048	7,020,129
Piraeus Financial Holdings *	3,785,269	6,508,449
		49,366,032
Industrials — 10.5%
Aegean Airlines *	404,165	2,588,006
Ellaktor *	1,354,219	2,071,531
GEK Terna Holding Real Estate Construction *	422,749	4,772,350
Mytilineos	325,677	6,039,995

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI Greece ETF

	Shares/Number of Rights	Value
COMMON STOCK — continued
Industrials — continued
Mytilineos ADR	81,200	$1,505,935
		16,977,817
Real Estate — 3.2%
LAMDA Development *	528,620	5,284,257

Utilities — 11.1%
Athens Water Supply & Sewage	348,167	3,257,447
Holding ADMIE IPTO	969,991	2,990,569
Public Power * (D)	662,615	7,110,867
Terna Energy (D)	343,337	4,616,857
		17,975,740
TOTAL GREECE		154,994,960

UNITED STATES — 3.4%
Materials — 3.4%
Titan Cement International	295,969	5,552,204

TOTAL COMMON STOCK
(Cost $161,303,939)		160,547,164

RIGHTS — 0.3%
Greece — 0.3%
Ellaktor *#(A)(B)(C)	1,354,219	391,423

TOTAL RIGHTS (Cost $–)		391,423

SHORT-TERM INVESTMENT(E)(F) — 2.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $3,769,784)	3,769,784	3,769,784

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI Greece ETF

	Face Amount	Value
REPURCHASE AGREEMENT(E) — 2.7%
BNP Paribas
0.040%, dated 07/30/21, to be repurchased on 08/02/21, repurchase price $4,361,373 (collateralized by U.S. Treasury Obligations, ranging in par value $351,009 - $603,357, 0.125%, 12/31/2022, with a total market value of $4,574,508)
(Cost $4,361,358)	$4,361,358	$4,361,358

TOTAL INVESTMENTS — 104.4%
(Cost $169,435,081)		$169,069,729

Percentages are based on Net Assets of $162,021,181.

*	Non-income producing security.
#	Expiration date not available.
(A)	Security considered illiquid. The total value of such securities as of July 31, 2021 was $399,166 and represented 0.2% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2021, was $399,166 and represents 0.2% of Net Assets.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	This security or a partial position of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 was $7,865,525.
(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2021 was $8,131,142.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2021.

ADR — American Depositary Receipt
Cl — Class

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI Greece ETF

The following is a summary of the level of inputs used as of July 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$160,539,421	$—	$7,743	$160,547,164
Rights	—	—	391,423	391,423
Short-Term Investment	3,769,784	—	—	3,769,784
Repurchase Agreement	—	4,361,358	—	4,361,358
Total Investments in Securities	$164,309,205	$4,361,358	$399,166	$169,069,729

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended July 31, 2021, the transfers in and out of Level 3 were due to changes in the availability of observable inputs to determine fair value.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — 99.9%
BRAZIL — 5.2%
Materials — 5.2%
Yara International	43,769	$2,305,157

DENMARK — 0.1%
Consumer Staples — 0.1%
Atlantic Sapphire *	5,008	43,817

FAROE ISLANDS — 2.5%
Consumer Staples — 2.5%
Bakkafrost P/F	12,681	1,077,078

FRANCE — 2.6%
Communication Services — 2.6%
Adevinta, Cl B *	60,515	1,163,401

NETHERLANDS — 0.1%
Industrials — 0.1%
Meltwater Holding BV *	7,856	35,657

NORWAY — 87.9%
Communication Services — 12.1%
Kahoot! *	31,063	138,459
Schibsted, Cl A	19,069	1,010,987
Schibsted, Cl B	24,733	1,143,308
Telenor	174,143	3,023,655
		5,316,409
Consumer Discretionary — 0.8%
Europris	42,349	285,207
XXL *	34,881	76,356
		361,563
Consumer Staples — 15.2%
Aker BioMarine *	5,164	29,576
Austevoll Seafood	23,145	291,839
Grieg Seafood *	12,679	122,272
Leroy Seafood Group	74,947	683,569
Mowi	109,743	2,797,345

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Norway Royal Salmon	3,119	$74,137
Orkla	189,846	1,725,511
Salmar	14,286	947,888
		6,672,137
Energy — 12.9%
Aker Solutions *	26,866	51,118
BW Energy *	16,131	48,841
BW Offshore	22,395	76,147
DNO International *	123,082	116,885
Equinor	240,601	4,696,088
FLEX LNG	7,625	103,136
Frontline *	25,020	200,560
Ocean Yield	15,278	51,048
TGS	29,811	341,643
		5,685,466
Financials — 21.9%
Aker, Cl A	6,610	507,636
Bank Norwegian	33,174	388,257
DNB Bank	229,112	4,695,126
Gjensidige Forsikring	50,475	1,155,775
Protector Forsikring	18,529	190,641
Sbanken	19,980	243,337
Sparebank 1 Nord Norge	24,173	229,011
Sparebank 1 Oestlandet	10,230	142,192
SpareBank 1 SMN	32,978	457,631
SpareBank 1 SR-Bank	45,014	589,497
Storebrand	118,060	1,015,587
		9,614,690
Health Care — 0.1%
Vaccibody *	7,759	53,835

Industrials — 9.6%
Aker Carbon Capture *	24,891	55,023
Bonheur	5,373	171,501

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Golden Ocean Group	32,594	$321,334
Hexagon Composites *	28,063	104,250
Hexagon Purus Holding *	11,801	44,079
Kongsberg Gruppen	22,637	648,247
NEL, Cl A *	354,592	677,690
Quantafuel *	11,336	43,215
Stolt-Nielsen	6,449	88,032
TOMRA Systems	28,044	1,621,405
Veidekke	27,418	353,166
Wallenius Wilhelmsen, Cl B *	26,877	84,815
		4,212,757
Information Technology — 4.8%
Atea	20,975	399,802
Crayon Group Holding *	12,160	210,997
LINK Mobility Group Holding *	10,926	40,316
Nordic Semiconductor *	38,901	1,275,147
Pexip Holding *	18,026	148,332
Volue *	9,025	47,041
		2,121,635
Materials — 6.6%
Borregaard	24,142	628,495
Elkem	66,333	245,665
Norsk Hydro	307,454	2,045,552
		2,919,712
Real Estate — 2.0%
Entra	32,301	787,522
Selvaag Bolig	10,586	70,095
		857,617
Utilities — 1.9%
Aker Horizons Holding *	15,995	46,890
Fjordkraft Holding	24,597	140,040
Scatec	29,930	643,497
		830,427

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
TOTAL NORWAY		$38,646,248

SINGAPORE — 0.4%
Energy — 0.4%
BW LPG	19,710	113,889
Hafnia *	26,434	51,164

TOTAL SINGAPORE		165,053

UNITED KINGDOM — 1.0%
Energy — 1.0%
Subsea 7 *	56,546	453,784

UNITED STATES — 0.1%
Information Technology — 0.1%
REC Silicon *	25,341	49,765

TOTAL COMMON STOCK
(Cost $42,421,021)		43,939,960

TOTAL INVESTMENTS — 99.9%
(Cost $42,421,021)		$43,939,960

Percentages are based on Net Assets of $43,979,204.

*	Non-income producing security.

Cl — Class

As of July 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2021

Global X DAX Germany ETF

	Shares	Value
COMMON STOCK — 95.4%
GERMANY — 82.6%
Communication Services — 4.7%
Deutsche Telekom	100,990	$2,096,419

Consumer Discretionary — 20.3%
adidas	5,674	2,059,517
Allianz	12,947	3,224,045
Bayerische Motoren Werke	10,065	1,001,117
Continental *	3,351	455,378
Daimler	26,375	2,354,425
		9,094,482
Financials — 6.6%
Deutsche Bank *	64,656	817,142
Deutsche Boerse	5,764	962,022
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	4,387	1,185,563
		2,964,727
Health Care — 8.6%
Bayer	30,770	1,834,940
Fresenius & KGaA	12,867	676,223
Fresenius Medical Care & KGaA	6,210	489,990
Merck KGaA	4,041	827,310
		3,828,463
Industrials — 14.7%
Deutsche Post	30,820	2,087,169
MTU Aero Engines	1,672	418,540
Siemens	23,609	3,683,666
Siemens Energy *	14,741	400,990
		6,590,365
Information Technology — 13.6%
Infineon Technologies	40,755	1,553,002
SAP	31,732	4,546,957
		6,099,959

Schedule of Investments (Unaudited)	July 31, 2021

Global X DAX Germany ETF

	Shares	Value
COMMON STOCK — continued
Materials — 6.8%
BASF	28,768	$2,258,976
Covestro	6,003	386,243
HeidelbergCement	4,583	406,395
		3,051,614
Real Estate — 3.8%
Deutsche Wohnen	9,354	583,883
Vonovia	16,890	1,125,186
		1,709,069
Utilities — 3.5%
E.ON	65,030	799,814
RWE	21,116	751,433
		1,551,247
TOTAL GERMANY		36,986,345

SAUDI ARABIA — 2.0%
Consumer Discretionary — 2.0%
Delivery Hero *	5,891	881,579

UNITED KINGDOM — 10.8%
Materials — 10.8%
Linde	15,708	4,808,457

TOTAL COMMON STOCK
(Cost $37,528,148)		42,676,381

PREFERRED STOCK — 4.4%
GERMANY— 4.4%
Consumer Discretionary — 3.2%
Volkswagen (A)	5,877	1,432,123

Consumer Staples — 1.2%
Henkel & KGaA (A)	5,456	553,034

TOTAL GERMANY		1,985,157

Schedule of Investments (Unaudited)	July 31, 2021

Global X DAX Germany ETF

Value
PREFERRED STOCK — continued
TOTAL PREFERRED STOCK
(Cost $1,816,582)	$1,985,157

TOTAL INVESTMENTS — 99.8%
(Cost $39,344,730)	$44,661,538

Percentages are based on Net Assets of $44,742,256.

*	Non-income producing security.
(A)	There is currently no stated interest rate.

As of July 31, 2021, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI Portugal ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 3.8%
Industrials — 3.8%
Fosun International	421,490	$557,561

PORTUGAL — 89.5%
Communication Services — 6.3%
NOS SGPS	187,089	693,062
Pharol SGPS * (A)	1,066,978	127,029
Sonaecom	49,336	92,434
		912,525
Consumer Discretionary — 1.0%
Ibersol SGPS *	19,485	136,784

Consumer Staples — 10.3%
Jeronimo Martins	37,493	763,589
Sonae	749,788	740,177
		1,503,766
Energy — 16.4%
Galp Energia	244,889	2,388,169

Financials — 3.6%
Banco Comercial Portugues, Cl R *	3,720,182	529,369
Banco Espirito Santo *(B)(C)(D)	2,085,614	—
BANIF - Banco Internacional do Funchal *(B)(C)(D)	55,479,410	13
		529,382
Industrials — 6.9%
CTT-Correios de Portugal	151,384	787,159
Mota-Engil * (A)	143,079	212,079
		999,238
Information Technology — 0.8%
Novabase SGPS *	19,943	109,965

Materials — 16.0%
Altri	89,325	539,672
Corticeira Amorim SGPS	56,849	707,823
Navigator	185,444	667,617

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI Portugal ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Materials — continued
Ramada Investimentos E Industria (A)	10,025	$69,662
Semapa-Sociedade de Investimento e Gestao	25,332	349,051
		2,333,825
Utilities — 28.2%
Energias de Portugal	656,926	3,409,618
REN - Redes Energeticas Nacionais	250,932	700,745
		4,110,363
TOTAL PORTUGAL		13,024,017

SPAIN — 6.6%
Industrials — 1.3%
Grupo Empresarial San Jose	32,603	188,471

Utilities — 5.3%
EDP Renovaveis	32,821	770,601

TOTAL SPAIN		959,072

TOTAL COMMON STOCK
(Cost $18,576,972)		14,540,650

U.S. TREASURY OBLIGATION — 4.1%
U.S. Treasury Bill
0.018%, 08/12/21(E)
(Cost $599,997)	$600,000	599,994

SHORT-TERM INVESTMENT(F)(G) — 1.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $152,530)	152,530	152,530

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI Portugal ETF

	Face Amount	Value
REPURCHASE AGREEMENT(F) — 1.2%
BNP Paribas
0.040%, dated 07/30/21, to be repurchased on 08/02/21, repurchase price $176,466 (collateralized by U.S. Treasury Obligations, ranging in par value $14,202 - $24,413, 0.125%, 12/31/2022, with a total market value of $185,093)
(Cost $176,466)	$176,466	$176,466

TOTAL INVESTMENTS — 106.2%
(Cost $19,505,965)		$15,469,640

Percentages are based on Net Assets of $14,560,482.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 was $289,505.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of July 31, 2021 was $13 and represented 0.0% of Net Assets.
(D)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2021, was $13 and represents 0.0% of Net Assets.
(E)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(F)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2021 was $328,996.
(G)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2021.

Cl — Class

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI Portugal ETF

The following is a summary of the level of inputs used as of July 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$14,540,637	$—	$13	$14,540,650
U.S. Treasury Obligation	—	599,994	—	599,994
Short-Term Investment	152,530	—	—	152,530
Repurchase Agreement	—	176,466	—	176,466
Total Investments in Securities	$14,693,167	$776,460	$13	$15,469,640

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended July 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI Colombia ETF

	Shares	Value
COMMON STOCK — 91.9%
CANADA — 2.0%
Energy — 2.0%
Parex Resources	44,497	$730,715

CHILE — 3.5%
Energy — 1.8%
Empresas COPEC	77,700	670,613

Utilities — 1.7%
Enel Americas	4,334,257	602,356

TOTAL CHILE		1,272,969

COLOMBIA — 83.1%
Communication Services — 1.8%
Millicom International Cellular *	16,770	670,285

Consumer Staples — 4.2%
Grupo Nutresa	285,756	1,530,386

Energy — 17.1%
Canacol Energy (A)	370,289	946,227
Ecopetrol ADR	388,347	5,246,568
		6,192,795
Financials — 33.8%
Banco de Bogota	54,856	969,207
BanColombia	378,575	2,654,340
BanColombia ADR	174,317	4,959,319
Financiera Colombiana *	173,965	1,317,857
Grupo Aval Acciones y Valores ADR	218,522	1,140,685
Grupo de Inversiones Suramericana	270,022	1,208,594
		12,250,002
Materials — 7.7%
Cementos Argos	1,017,970	1,473,569
Grupo Argos	387,332	1,011,137
Mineros	325,049	310,741
		2,795,447

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI Colombia ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 18.5%
Celsia ESP	1,097,039	$1,147,239
Grupo Energia Bogota ESP	2,456,990	1,607,635
Interconexion Electrica	697,249	3,936,207
		6,691,081
TOTAL COLOMBIA		30,129,996

UNITED STATES — 3.3%
Industrials — 3.3%
Tecnoglass	61,257	1,181,648

TOTAL COMMON STOCK
(Cost $42,174,291)		33,315,328

PREFERRED STOCK — 8.0%
COLOMBIA— 8.0%
Financials — 6.6%
Banco Davivienda *(B)	200,045	1,485,405
Financiera Colombiana *(B)	44,463	266,884
Grupo Aval Acciones y Valores (B)	1,431,941	379,368
Grupo de Inversiones Suramericana (B)	63,200	266,199
		2,397,856
Materials — 1.4%
Grupo Argos (B)	238,140	495,979

TOTAL COLOMBIA		2,893,835

TOTAL PREFERRED STOCK
(Cost $4,234,620)		2,893,835

SHORT-TERM INVESTMENT(C)(D) — 0.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $98,640)	98,640	98,640

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI Colombia ETF

	Face Amount	Value
REPURCHASE AGREEMENT(C) — 0.3%
BNP Paribas
0.040%, dated 07/30/21, to be repurchased on 08/02/21, repurchase price $114,120 (collateralized by U.S. Treasury Obligations, ranging in par value $9,185 - $15,787, 0.125%, 12/31/2022, with a total market value of $119,694)
(Cost $114,120)	$114,120	$114,120

TOTAL INVESTMENTS — 100.5%
(Cost $46,621,671)		$36,421,923

Percentages are based on Net Assets of $36,227,181.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 was $201,363.
(B)	There is currently no stated interest rate.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2021 was $212,760.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2021.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of July 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$33,315,328	$—	$—	$33,315,328
Preferred Stock	2,893,835	—	—	2,893,835
Short-Term Investment	98,640	—	—	98,640
Repurchase Agreement	—	114,120	—	114,120
Total Investments in Securities	$36,307,803	$114,120	$—	$36,421,923

For the period ended July 31, 2021, there have been no transfers in or out of Level 3.

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI Colombia ETF

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — 96.0%
ARGENTINA — 53.4%
Communication Services — 2.1%
Telecom Argentina ADR * (A)	151,620	$761,132

Consumer Discretionary — 28.2%
Despegar.com *	90,175	1,137,107
MercadoLibre *	5,848	9,173,758
		10,310,865
Energy — 5.4%
Transportadora de Gas del Sur ADR * (A)	120,693	531,049
YPF ADR *	332,918	1,451,522
		1,982,571
Financials — 8.3%
Banco BBVA Argentina ADR * (A)	122,872	375,988
Banco Macro ADR *	77,255	1,042,943
Grupo Financiero Galicia ADR	182,407	1,424,599
Grupo Supervielle ADR (A)	106,732	208,127
		3,051,657
Industrials — 0.8%
America Airports * (A)	55,155	306,662

Materials — 2.2%
Loma Negra Cia Industrial Argentina ADR	102,728	809,497

Real Estate — 1.8%
Cresud SACIF y A ADR * (A)	61,041	383,948
IRSA Inversiones y Representaciones ADR * (A)	38,950	175,275
IRSA Propiedades Comerciales ADR	45,209	112,118
		671,341
Utilities — 4.6%
Central Puerto ADR *	169,071	427,750
Empresa Distribuidora Y Comercializadora Norte ADR * (A)	37,179	165,737
Pampa Energia ADR *	70,322	1,090,694
		1,684,181

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI Argentina ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
TOTAL ARGENTINA		$19,577,906

BRAZIL — 7.6%
Consumer Discretionary — 3.7%
Arcos Dorados Holdings, Cl A *	222,853	1,352,718

Consumer Staples — 3.9%
Adecoagro *	150,435	1,438,158

TOTAL BRAZIL		2,790,876

CANADA — 6.5%
Materials — 6.5%
SSR Mining	75,328	1,225,547
Yamana Gold	258,242	1,156,385

TOTAL CANADA		2,381,932

CHILE — 8.4%
Consumer Staples — 8.4%
Cencosud	744,707	1,350,641
Cia Cervecerias Unidas	158,192	1,709,051

TOTAL CHILE		3,059,692

UNITED STATES — 20.1%
Information Technology — 20.1%
Globant *	30,727	7,348,669

TOTAL COMMON STOCK
(Cost $51,497,410)		35,159,075

U.S. TREASURY OBLIGATION — 6.0%
U.S. Treasury Bill
0.018%, 08/12/21(B)
(Cost $2,199,988)	$2,200,000	2,199,978

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI Argentina ETF

	Shares/Number of Rights/Face Amount	Value
PREFERRED STOCK — 3.8%
CHILE— 3.8%
Consumer Staples — 3.8%
Embotelladora Andina (C)
(Cost $1,389,902)	580,944	$1,389,379

RIGHTS — 0.0%
Argentina — 0.0%
IRSA Inversiones y Representaciones# *	66,150	15,876

TOTAL RIGHTS (Cost $–)		15,876

SHORT-TERM INVESTMENT(D)(E) — 1.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $370,695)	370,695	$370,695

REPURCHASE AGREEMENT(D) — 1.2%
BNP Paribas
0.040%, dated 07/30/21, to be repurchased on 08/02/21, repurchase price $428,867 (collateralized by U.S. Treasury Obligations, ranging in par value $34,516 - $59,330, 0.125%, 12/31/2022, with a total market value of $449,826)
(Cost $428,867)	$428,867	428,867

TOTAL INVESTMENTS — 108.0%
(Cost $55,886,862)		$39,563,870

Percentages are based on Net Assets of $36,622,170.

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI Argentina ETF

*	Non-income producing security.
#	Expiration date not available.
(A)	This security or a partial position of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 was $755,628.
(B)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(C)	There is currently no stated interest rate.
(D)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2021 was $799,562.
(E)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2021.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$35,159,075	$—	$—	$35,159,075
U.S. Treasury Obligation	—	2,199,978	—	2,199,978
Preferred Stock	1,389,379	—	—	1,389,379
Rights	15,876	—	—	15,876
Short-Term Investment	370,695	—	—	370,695
Repurchase Agreement	—	428,867	—	428,867
Total Investments in Securities	$36,935,025	$2,628,845	$—	$39,563,870

For the period ended July 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI Pakistan ETF

	Shares	Value
COMMON STOCK — 99.9%
PAKISTAN — 99.9%
Consumer Discretionary — 3.6%
Honda Atlas Cars Pakistan	127,636	$284,742
Indus Motor	38,660	294,052
Nishat Mills	593,643	352,167
		930,961
Energy — 20.1%
Mari Petroleum	102,062	949,020
Oil & Gas Development	2,153,700	1,237,747
Pakistan Oilfields	382,390	899,264
Pakistan Petroleum	2,074,471	1,045,023
Pakistan State Oil	803,465	1,091,921
		5,222,975
Financials — 25.1%
Bank Al Habib	2,803,113	1,206,115
Bank Alfalah	2,823,767	571,530
Habib Bank	2,139,640	1,667,867
MCB Bank	1,512,311	1,505,145
National Bank of Pakistan *	1,773,093	385,279
United Bank	1,551,931	1,193,698
		6,529,634
Health Care — 2.1%
Searle	381,266	556,484

Industrials — 10.0%
Millat Tractors	129,481	870,471
Pak Elektron *	1,063,426	211,049
Pakistan International Bulk Terminal *	3,587,040	241,049
TRG Pakistan	1,333,000	1,272,789
		2,595,358
Materials — 32.0%
DG Khan Cement *	781,694	522,556
Engro	1,012,108	1,836,743
Engro Fertilizers	1,946,664	911,398

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI Pakistan ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Materials — continued
Fauji Cement *	2,825,229	$379,537
Fauji Fertilizer	1,741,931	1,142,492
Fauji Fertilizer Bin Qasim *	1,248,336	205,111
International Steels	410,950	229,424
Lucky Cement *	471,800	2,578,061
Maple Leaf Cement Factory *	1,964,255	521,827
		8,327,149
Utilities — 7.0%
Hub Power	3,426,208	1,616,326
Kot Addu Power	840,321	201,212
		1,817,538
TOTAL PAKISTAN		25,980,099

TOTAL COMMON STOCK
(Cost $27,384,368)		25,980,099

U.S. TREASURY OBLIGATION — 1.9%
U.S. Treasury Bill
0.018%, 08/12/21(A)
(Cost $499,997)	$500,000	499,995

TOTAL INVESTMENTS — 101.8%
(Cost $27,884,365)		$26,480,094

Percentages are based on Net Assets of $26,006,985.

*	Non-income producing security.
(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI Pakistan ETF

The following is a summary of the level of inputs used as of July 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$25,980,099	$—	$—	$25,980,099
U.S. Treasury Obligation	—	499,995	—	499,995
Total Investments in Securities	$25,980,099	$499,995	$—	$26,480,094

For the period ended July 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI Nigeria ETF

	Shares	Value
COMMON STOCK — 93.0%
NIGERIA — 91.0%
Communication Services — 4.8%
Nigeria Communications	5,229,146	$2,096,741

Consumer Staples — 25.0%
Dangote Sugar Refinery	35,842,141	1,611,372
Flour Mills of Nigeria	22,802,438	1,662,389
Nestle Nigeria	1,149,667	4,302,521
Nigerian Breweries	12,110,528	1,692,237
UAC of Nigeria	36,106,199	894,977
Unilever Nigeria *	23,383,901	795,564
		10,959,060
Financials — 40.2%
Access Bank	64,276,796	1,437,051
FBN Holdings	107,555,470	1,934,169
FCMB Group	162,598,933	1,185,411
Fidelity Bank	167,957,655	979,583
Guaranty Trust Holding	62,675,911	4,340,859
Stanbic IBTC Holdings	18,901,510	1,883,261
Sterling Bank	201,593,633	754,445
United Bank for Africa	82,613,489	1,525,790
Zenith Bank	59,101,971	3,526,011
		17,566,580
Materials — 18.7%
Dangote Cement	10,917,311	6,582,223
Lafarge Africa	29,096,855	1,619,242
		8,201,465
Utilities — 2.3%
Transnational Corp of Nigeria	404,740,021	1,003,244

TOTAL NIGERIA		39,827,090

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI Nigeria ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
TOGO — 2.0%
Financials — 2.0%
Ecobank Transnational *	67,696,890	$863,691

TOTAL COMMON STOCK
(Cost $40,780,923)		40,690,781

U.S. TREASURY OBLIGATION — 18.3%
U.S. Treasury Bill
0.018%, 08/12/21(A)
(Cost $7,999,956)	$8,000,000	7,999,919

TOTAL INVESTMENTS — 111.3%
(Cost $48,780,879)		$48,690,700

Percentages are based on Net Assets of $43,745,411.

*	Non-income producing security.
(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

The following is a summary of the level of inputs used as of July 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$40,690,781	$—	$—	$40,690,781
U.S. Treasury Obligation	—	7,999,919	—	7,999,919
Total Investments in Securities	$40,690,781	$7,999,919	$—	$48,690,700

For the period ended July 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — 99.8%
BAHRAIN — 0.8%
Financials — 0.8%
Ahli United Bank BSC	190,235	$153,885

BANGLADESH — 0.6%
Communication Services — 0.1%
GrameenPhone	6,811	30,461

Financials — 0.0%
BRAC Bank	14,303	8,314

Health Care — 0.5%
Square Pharmaceuticals	40,971	107,247

TOTAL BANGLADESH		146,022

CHILE — 2.2%
Consumer Discretionary — 0.6%
Falabella	29,093	113,089

Consumer Staples — 0.5%
Cencosud	55,154	100,030

Financials — 0.8%
Banco de Chile	733,330	67,158
Banco de Credito e Inversiones	868	35,799
Banco Santander Chile	1,045,704	51,602
		154,559
Utilities — 0.3%
Enel Chile	1,067,089	55,386

TOTAL CHILE		423,064

CZECH REPUBLIC — 1.2%
Financials — 0.3%
Komercni Banka *	1,185	44,070
Moneta Money Bank	5,810	23,635
		67,705

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 0.9%
CEZ	6,242	$173,448

TOTAL CZECH REPUBLIC		241,153

EGYPT — 0.4%
Financials — 0.4%
Commercial International Bank Egypt S.A.E. *	19,612	71,305

GREECE — 1.6%
Communication Services — 0.8%
Hellenic Telecommunications Organization	8,898	162,279

Consumer Discretionary — 0.6%
OPAP	7,918	114,360

Financials — 0.2%
Eurobank Ergasias Services and Holdings *	40,426	38,110

TOTAL GREECE		314,749

ICELAND — 2.0%
Financials — 0.3%
Arion Banki HF	43,151	56,553

Industrials — 1.7%
Marel HF	44,761	339,865

TOTAL ICELAND		396,418

INDONESIA — 9.3%
Communication Services — 2.6%
Sarana Menara Nusantara	794,944	80,525
Telkom Indonesia Persero	1,720,387	385,414
Tower Bersama Infrastructure	274,204	60,861
		526,800
Consumer Discretionary — 1.1%
Astra International	702,861	229,386

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 1.6%
Charoen Pokphand Indonesia	255,828	$108,345
Gudang Garam	16,582	37,607
Indofood CBP Sukses Makmur	80,590	45,275
Indofood Sukses Makmur	151,992	63,845
Unilever Indonesia	264,595	77,206
		332,278
Financials — 3.3%
Bank Central Asia	155,916	321,804
Bank Mandiri	261,882	103,213
Bank Negara Indonesia Persero	110,556	36,540
Bank Rakyat Indonesia Persero	779,672	200,006
		661,563
Health Care — 0.3%
Kalbe Farma	730,674	63,658

Materials — 0.4%
Indocement Tunggal Prakarsa	50,904	30,974
Semen Indonesia Persero	102,720	54,689
		85,663
TOTAL INDONESIA		1,899,348

JORDAN — 0.1%
Financials — 0.1%
Arab Bank	3,978	29,007

KAZAKHSTAN — 0.8%
Energy — 0.6%
NAC Kazatomprom JSC GDR	5,013	124,824

Financials — 0.2%
Halyk Savings Bank of Kazakhstan JSC GDR	3,144	46,908

TOTAL KAZAKHSTAN		171,732

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
KENYA — 2.0%
Communication Services — 1.8%
Safaricom	930,456	$359,417

Financials — 0.2%
Equity Group Holdings *	94,840	42,704

TOTAL KENYA		402,121

KUWAIT — 1.9%
Financials — 1.6%
National Bank of Kuwait SAK	106,990	318,406

Real Estate — 0.3%
Mabanee KPSC	22,580	54,270

TOTAL KUWAIT		372,676

LUXEMBOURG — 0.2%
Financials — 0.2%
Reinet Investments SCA	1,860	36,335

MALAYSIA — 7.2%
Communication Services — 1.8%
Axiata Group	106,255	93,918
DiGi.com	120,264	118,269
Maxis	90,658	91,517
Telekom Malaysia	43,660	61,455
		365,159
Consumer Staples — 1.2%
Nestle Malaysia	2,784	87,742
PPB Group	24,786	106,310
QL Resources *	42,232	56,543
		250,595
Energy — 0.2%
Petronas Dagangan	11,526	50,256

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — 2.0%
CIMB Group Holdings	100,872	$106,370
Hong Leong Bank	10,200	43,507
Public Bank	227,922	214,959
RHB Bank	29,754	36,029
		400,865
Health Care — 0.2%
Kossan Rubber Industries	49,272	40,398

Industrials — 0.3%
Malaysia Airports Holdings *	41,618	57,003

Utilities — 1.5%
Petronas Gas	30,591	110,476
Tenaga Nasional	88,315	201,743
		312,219
TOTAL MALAYSIA		1,476,495

MEXICO — 5.8%
Communication Services — 1.2%
Grupo Televisa	93,037	252,602

Consumer Staples — 0.5%
Kimberly-Clark de Mexico, Cl A	58,756	95,355

Financials — 1.5%
Grupo Financiero Banorte, Cl O	40,642	264,098
Grupo Financiero Inbursa, Cl O *	38,602	37,476
		301,574
Industrials — 1.9%
Grupo Aeroportuario del Pacifico, Cl B *	15,708	181,097
Grupo Aeroportuario del Sureste, Cl B *	8,033	146,268
Promotora y Operadora de Infraestructura	8,801	66,537
		393,902
Real Estate — 0.7%
Fibra Uno Administracion ‡	122,200	133,525

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
TOTAL MEXICO		$1,176,958

MOROCCO — 0.4%
Financials — 0.4%
Attijariwafa Bank	1,311	66,035
Banque Centrale Populaire	751	22,697

TOTAL MOROCCO		88,732

NIGERIA — 0.5%
Financials — 0.1%
Guaranty Trust Holding	216,406	14,988
Zenith Bank	230,376	13,744
		28,732
Materials — 0.4%
Dangote Cement	131,575	79,329

TOTAL NIGERIA		108,061

PERU — 0.5%
Financials — 0.5%
Credicorp *	1,056	106,614

PHILIPPINES — 4.3%
Communication Serivces — 0.4%
PLDT	2,919	71,537

Financials — 0.7%
Bank of the Philippine Islands	28,144	45,325
BDO Unibank	31,866	65,026
Metropolitan Bank & Trust	30,052	25,853
		136,204
Industrials — 0.8%
SM Investments	9,320	169,768

Real Estate — 2.2%
Ayala Land	313,422	205,039

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
SM Prime Holdings	391,103	$246,078
		451,117
Utilities — 0.2%
Manila Electric	8,692	46,082

TOTAL PHILIPPINES		874,708

POLAND — 5.0%
Communication Services — 0.5%
Cyfrowy Polsat	11,115	98,622

Consumer Discretionary — 1.2%
Allegro.eu *	13,856	237,894

Consumer Staples — 0.7%
Dino Polska *	1,896	151,830

Energy — 0.5%
Polskie Gornictwo Naftowe i Gazownictwo	67,000	109,394

Financials — 1.7%
Bank Polska Kasa Opieki	2,869	70,139
Powszechna Kasa Oszczednosci Bank Polski *	13,687	134,525
Powszechny Zaklad Ubezpieczen	9,687	94,607
Santander Bank Polska *	602	40,076
		339,347
Utilities — 0.4%
PGE Polska Grupa Energetyczna *	32,497	73,267

TOTAL POLAND		1,010,354

QATAR — 4.3%
Energy — 0.9%
Qatar Fuel QSC	18,818	92,979
Qatar Gas Transport	96,263	80,373
		173,352

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — 1.2%
Commercial Bank PSQC	30,904	$46,683
Masraf Al Rayan QSC	59,195	70,234
Qatar International Islamic Bank QSC	12,460	31,525
Qatar Islamic Bank SAQ	18,702	88,450
		236,892
Industrials — 1.1%
Industries Qatar QSC	58,510	214,531

Materials — 0.4%
Mesaieed Petrochemical Holding	169,824	89,180

Real Estate — 0.3%
Barwa Real Estate	73,558	61,820

Utilities — 0.4%
Qatar Electricity & Water QSC	16,987	76,981

TOTAL QATAR		852,756

ROMANIA — 1.9%
Energy — 0.8%
OMV Petrom	875,169	87,426
Societatea Nationala de Gaze Naturale ROMGAZ	8,927	66,991
		154,417
Financials — 0.6%
Banca Transilvania	134,503	90,874
BRD-Groupe Societe Generale *	6,535	28,383
		119,257
Real Estate — 0.5%
NEPI Rockcastle	14,355	97,246

TOTAL ROMANIA		370,920

SAUDI ARABIA — 10.7%
Communication Services — 2.6% Etihad Etisalat	7,690	65,922

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Mobile Telecommunications Saudi Arabia *	9,202	$34,841
Saudi Telecom	11,870	424,109
		524,872
Consumer Discretionary — 0.3%
Jarir Marketing	1,159	62,178

Consumer Staples — 0.8%
Abdullah Al Othaim Markets	932	29,274
Almarai JSC	4,933	77,209
Savola Group	5,157	58,990
		165,473
Financials — 4.3%
Al Rajhi Bank	9,803	290,138
Alinma Bank	7,803	45,149
Arab National Bank	4,763	28,575
Bank AlBilad *	2,919	28,564
Bank Al-Jazira	3,607	18,639
Banque Saudi Fransi	4,703	46,335
Bupa Arabia for Cooperative Insurance	541	19,907
Riyad Bank	10,777	75,287
Saudi British Bank	6,554	53,824
Saudi National Bank	17,558	257,490
		863,908
Health Care — 0.5%
Dr Sulaiman Al Habib Medical Services Group	1,033	47,210
Mouwasat Medical Services	966	46,621
		93,831
Materials — 1.5%
SABIC Agri-Nutrients	4,232	145,114
Saudi Kayan Petrochemical *	14,927	77,055
Yanbu National Petrochemical	4,986	91,068
		313,237

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 0.1%
Dar Al Arkan Real Estate Development *	10,387	$29,191

Utilities — 0.6%
Saudi Electricity	16,460	113,672

TOTAL SAUDI ARABIA		2,166,362

SOUTH AFRICA — 9.4%
Communication Services — 0.5%
MultiChoice Group	12,672	105,300

Consumer Discretionary — 0.6%
Mr Price Group	8,659	129,038

Consumer Staples — 2.1%
Clicks Group	8,425	152,665
Shoprite Holdings	17,162	188,176
Tiger Brands	5,753	75,901
		416,742
Financials — 4.7%
Absa Group *	9,816	91,545
Capitec Bank Holdings	1,104	122,767
Discovery *	6,134	49,311
FirstRand	68,894	256,008
Nedbank Group *	5,119	59,243
Old Mutual	64,057	56,575
Remgro	7,200	54,839
Sanlam	25,794	102,056
Standard Bank Group	17,675	149,278
		941,622
Industrials — 0.7%
Bidvest Group	9,746	133,191

Materials — 0.8%
African Rainbow Minerals	3,887	79,431
Harmony Gold Mining	18,648	76,906
		156,337

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
TOTAL SOUTH AFRICA		$1,882,230

SRI LANKA — 0.2%
Industrials — 0.2%
John Keells Holdings	57,075	39,409

THAILAND — 9.4%
Communication Services — 1.3%
Advanced Info Service NVDR	30,636	167,313
Intouch Holdings PCL NVDR	49,574	97,285
		264,598
Consumer Discretionary — 0.5%
Central Retail NVDR	46,516	43,873
Home Product Center NVDR	152,256	61,611
		105,484
Consumer Staples — 1.5%
Berli Jucker NVDR	30,798	31,859
CP ALL NVDR	150,728	270,570
		302,429
Energy — 1.1%
PTT Exploration & Production NVDR	35,854	112,359
PTT Oil & Retail Business NVDR	77,220	65,197
Thai Oil NVDR	28,798	38,552
		216,108
Financials — 0.4%
Bangkok Bank NVDR	5,720	17,838
Krungthai Card NVDR	9,384	17,630
Siam Commercial Bank NVDR	9,544	27,151
Srisawad NVDR	7,754	15,099
		77,718
Health Care — 1.1%
Bangkok Dusit Medical Services NVDR	245,938	168,361

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Bumrungrad Hospital NVDR	12,242	$44,696
		213,057
Industrials — 1.4%
Airports of Thailand NVDR	110,590	190,107
Bangkok Expressway & Metro NVDR	196,370	45,706
BTS Group Holdings PCL NVDR	203,098	52,524
		288,337
Materials — 0.3%
SCG Packaging NVDR	33,152	69,849
Real Estate — 0.6%
Central Pattana NVDR	52,022	74,391
Land & Houses NVDR	215,036	51,031
		125,422
Utilities — 1.2%
Electricity Generating	5,828	30,321
Electricity Generating NVDR	900	4,682
Energy Absolute NVDR	38,356	69,436
Global Power Synergy NVDR	18,056	42,163
Gulf Energy Development NVDR	75,486	76,939
Ratch Group NVDR	20,404	26,384
		249,925
TOTAL THAILAND		1,912,927

TURKEY — 2.6%
Communication Services — 0.4%
Turkcell Iletisim Hizmetleri	46,731	85,339

Consumer Staples — 0.7%
BIM Birlesik Magazalar	17,605	132,529

Energy — 0.3%
Tupras Turkiye Petrol Rafinerileri *	4,829	53,783

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — 0.4%
Akbank Turk	52,402	$32,728
Turkiye Garanti Bankasi	38,895	39,347
		72,075
Industrials — 0.2%
Aselsan Elektronik Sanayi Ve Ticaret	26,352	48,530

Materials — 0.6%
Eregli Demir ve Celik Fabrikalari	54,115	128,508

TOTAL TURKEY		520,764

UNITED ARAB EMIRATES — 6.5%
Communication Services — 2.1%
Emirates Telecommunications Group PJSC (A)	67,327	417,913

Consumer Discretionary — 0.6%
Abu Dhabi National Oil for Distribution PJSC	96,640	114,711

Financials — 3.0%
Abu Dhabi Commercial Bank PJSC	44,844	85,704
Abu Dhabi Islamic Bank PJSC	24,485	36,863
Dubai Islamic Bank PJSC	30,239	39,763
Emirates NBD Bank PJSC	39,526	144,194
First Abu Dhabi Bank PJSC	68,394	308,719
		615,243
Real Estate — 0.8%
Aldar Properties PJSC	148,976	161,016

TOTAL UNITED ARAB EMIRATES		1,308,883

VIETNAM — 8.0%
Consumer Staples — 2.1%
Masan Group	31,810	185,691
Saigon Beer Alcohol Beverage	4,450	30,823
Vietnam Dairy Products JSC	56,696	212,656
		429,170

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI Next Emerging & Frontier ETF

	Shares/Number of Warrants	Value
COMMON STOCK — continued
Financials — 0.3%
Bank for Foreign Trade of Vietnam JSC	11,550	$49,310
Ho Chi Minh City Development Joint Stock Commercial Bank *	7	11
Saigon - Hanoi Commercial Joint Stock Bank *	18,000	21,799
		71,120
Industrials — 0.3%
Vietjet Aviation JSC *	12,480	61,435

Materials — 1.7%
Hoa Phat Group JSC	169,755	349,789

Real Estate — 3.6%
No Va Land Investment Group *	33,385	151,253
Vincom Retail JSC *	71,990	86,714
Vingroup JSC *	65,360	305,232
Vinhomes JSC *	38,890	183,480
		726,679
TOTAL VIETNAM		1,638,193

TOTAL COMMON STOCK
(Cost $19,422,268)		20,192,181

WARRANTS — 0.0%
Thailand — 0.0%
BTS Group, Expires 12/31/22 *(A)(B)(C)	10,155	—
BTS Group, Expires 12/31/24 *(A)(B)(C)	20,310	—
BTS Group, Expires 12/31/26 *(A)(B)(C)	40,620	—

TOTAL WARRANTS
(Cost $–)		–

TOTAL INVESTMENTS — 99.8%
(Cost $19,422,268)		$20,192,181

Percentages are based on Net Assets of $20,233,414.

‡	Real Estate Investment Trust
*	Non-income producing security.

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI Next Emerging & Frontier ETF

(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2021, was $417,913 and represents 2.1% of Net Assets.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of July 31, 2021 was $0 and represented 0.0% of Net Assets.

Cl — Class
GDR — Global Depositary Receipt
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company

The following is a summary of the level of inputs used as of July 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$15,002,553	$5,189,628	$—	$20,192,181
Warrants	—	—	—	—
Total Investments in Securities	$15,002,553	$5,189,628	$—	$20,192,181

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended July 31, 2021, the transfers in and out of Level 3 were due to changes in the availability of observable inputs to determine fair value.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	July 31, 2021

Global X FTSE Nordic Region ETF

	Shares	Value
COMMON STOCK — 99.9%
DENMARK — 37.5%
Consumer Staples — 2.0%
Carlsberg, Cl B	4,097	$757,301

Health Care — 21.6%
Coloplast, Cl B	5,547	1,014,269
Genmab *	2,470	1,116,302
Novo Nordisk, Cl B	67,641	6,254,170
		8,384,741
Industrials — 10.9%
AP Moller - Maersk, Cl B	239	663,518
DSV PANALPINA	8,218	2,001,802
Vestas Wind Systems	42,116	1,552,268
		4,217,588
Utilities — 3.0%
Orsted	7,866	1,167,943

TOTAL DENMARK		14,527,573

FINLAND — 18.4%
Energy — 2.8%
Neste	17,357	1,066,559

Financials — 7.1%
Nordea Bank Abp	148,524	1,743,591
Sampo, Cl A	21,093	1,015,994
		2,759,585
Industrials — 3.5%
Kone, Cl B	16,447	1,361,693

Information Technology — 3.7%
Nokia *	235,375	1,443,270

Utilities — 1.3%
Fortum	17,975	495,356

Schedule of Investments (Unaudited)	July 31, 2021

Global X FTSE Nordic Region ETF

	Shares	Value
COMMON STOCK — continued
TOTAL FINLAND		$7,126,463

NORWAY — 5.5%
Communication Services — 1.2%
Telenor	26,568	461,302

Energy — 2.0%
Equinor	40,079	782,268

Financials — 2.3%
DNB Bank	42,805	877,190

TOTAL NORWAY		2,120,760

SWEDEN — 38.5%
Consumer Discretionary — 5.0%
Evolution	6,645	1,158,150
Hennes & Mauritz, Cl B *	36,738	769,081
		1,927,231
Consumer Staples — 2.1%
Essity, Cl B	25,442	832,385

Financials — 9.9%
EQT	9,530	459,659
Investor, Cl B	76,144	1,887,648
Skandinaviska Enskilda Banken, Cl A	60,059	813,552
Svenska Handelsbanken, Cl A	61,879	698,324
		3,859,183
Industrials — 11.6%
Assa Abloy, Cl B	38,273	1,228,156
Atlas Copco, Cl A	26,392	1,785,212
Volvo, Cl B	63,272	1,490,963
		4,504,331
Information Technology — 6.9%
Hexagon, Cl B	74,452	1,233,065

Schedule of Investments (Unaudited)	July 31, 2021

Global X FTSE Nordic Region ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Telefonaktiebolaget LM Ericsson, Cl B	125,722	$1,444,676
		2,677,741
Materials — 3.0%
Sandvik	45,139	1,176,727

TOTAL SWEDEN		14,977,598

TOTAL COMMON STOCK
(Cost $29,545,719)		38,752,394

TOTAL INVESTMENTS — 99.9%
(Cost $29,545,719)		$38,752,394

Percentages are based on Net Assets of $38,805,444.

*	Non-income producing security.
Cl — Class

As of July 31, 2021, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2021

Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 1.8%
Consumer Staples — 1.8%
Wilmar International	187,613	$602,700

INDONESIA — 16.3%
Communication Services — 2.8%
Telkom Indonesia Persero	4,101,131	918,767

Consumer Discretionary — 1.8%
Astra International	1,796,269	586,233

Consumer Staples — 0.6%
Hanjaya Mandala Sampoerna	752,995	54,408
Unilever Indonesia	499,272	145,682
		200,090
Financials — 11.1%
Bank Central Asia	853,327	1,761,231
Bank Mandiri	1,638,499	645,770
Bank Rakyat Indonesia Persero	4,676,771	1,199,711
		3,606,712
TOTAL INDONESIA		5,311,802

MALAYSIA — 16.9%
Consumer Staples — 0.8%
Sime Darby Plantation	311,546	251,009

Financials — 9.1%
CIMB Group Holdings	620,692	654,521
Malayan Banking	530,361	1,006,680
Public Bank	1,369,197	1,291,328
		2,952,529
Health Care — 3.1%
Hartalega Holdings	131,330	219,091
IHH Healthcare	262,355	350,636
Top Glove	471,700	444,873
		1,014,600

Schedule of Investments (Unaudited)	July 31, 2021

Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Materials — 1.5%
Petronas Chemicals Group	251,654	$479,455
Utilities — 2.4%
Tenaga Nasional	345,284	788,753

TOTAL MALAYSIA		5,486,346

PHILIPPINES — 7.7%
Financials — 1.1%
BDO Unibank	173,097	353,224

Industrials — 3.7%
Ayala	29,135	425,499
SM Investments	42,687	777,563
		1,203,062
Real Estate — 2.9%
Ayala Land	696,158	455,424
SM Prime Holdings	802,704	505,052
		960,476
TOTAL PHILIPPINES		2,516,762

SINGAPORE — 35.1%

Communication Services — 3.4%
Singapore Telecommunications	665,297	1,115,297

Financials — 26.4%
DBS Group Holdings	159,122	3,573,517
Oversea-Chinese Banking	309,503	2,811,378
United Overseas Bank	114,069	2,213,820
		8,598,715
Industrials — 1.3%
Singapore Airlines *	112,477	423,627

Real Estate — 4.0%
CapitaLand	228,062	678,746

Schedule of Investments (Unaudited)	July 31, 2021

Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
CapitaLand Integrated Commercial Trust ‡	387,707	$615,590
		1,294,336
TOTAL SINGAPORE		11,431,975

THAILAND — 22.1%
Communication Services — 1.7%
Advanced Info Service NVDR	99,398	542,845

Consumer Staples — 2.5%
CP ALL NVDR	459,579	824,984

Energy — 5.3%
PTT NVDR	1,265,649	1,338,139
PTT Exploration & Production NVDR	122,828	384,918
		1,723,057
Financials — 3.5%
Kasikornbank NVDR	175,934	551,341
Siam Commercial Bank NVDR	213,140	606,331
		1,157,672
Health Care — 1.7%
Bangkok Dusit Medical Services NVDR	792,468	542,497

Industrials — 2.0%
Airports of Thailand NVDR	379,756	652,810

Information Technology — 1.3%
Delta Electronics Thailand NVDR	24,614	437,349

Materials — 2.9%
Siam Cement NVDR	74,368	936,742

Utilities — 1.2%
Gulf Energy Development NVDR	374,943	382,158

Schedule of Investments (Unaudited)	July 31, 2021

Global X FTSE Southeast Asia ETF

Value
COMMON STOCK — continued
TOTAL THAILAND	$7,200,114

TOTAL COMMON STOCK
(Cost $35,290,568)	32,549,699

TOTAL INVESTMENTS — 99.9%
(Cost $35,290,568)	$32,549,699

Percentages are based on Net Assets of $32,593,430.

*	Non-income producing security.
‡	Real Estate Investment Trust

NVDR — Non-Voting Depositary Receipt

As of July 31, 2021, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

GLX-QH-002-2000

Schedule of Investments (Unaudited)	July 31, 2021

Global X Social Media ETF

	Shares	Value
COMMON STOCK — 99.7%
CANADA — 0.0%
Energy — 0.0%
Hello Pal International *	167,862	$87,403

CHINA — 24.1%
Communication Services — 24.1%
Baidu ADR *	106,689	17,498,063
Bilibili ADR *	206,439	17,667,049
BlueCity Holdings ADR * (A)	17,905	99,373
HUYA ADR * (A)	73,300	937,507
JOYY ADR	9,046	483,509
Kuaishou Technology, Cl B * (A)	402,900	5,708,165
Meitu *	2,172,900	438,986
Momo ADR	82,266	1,019,276
NetEase ADR	213,334	21,804,868
Tencent Holdings	589,227	36,318,681
Tencent Music Entertainment Group ADR *	331,845	3,507,602
Weibo ADR *	72,013	4,061,533
TOTAL CHINA		109,544,612
GERMANY — 0.8%
Communication Services — 0.8%
United Internet	87,474	3,620,072

JAPAN — 3.2%
Communication Services — 3.2%
DeNA	74,509	1,399,887
Gree	94,809	520,909
Kakaku.com	116,476	3,159,445
Mixi	36,440	914,071
Nexon	413,710	8,473,987
TOTAL JAPAN		14,468,299

Schedule of Investments (Unaudited)	July 31, 2021

Global X Social Media ETF

	Shares	Value
COMMON STOCK — continued
RUSSIA — 5.1%
Communication Services — 5.1%
Mail.Ru Group GDR *	189,955	$3,939,667
Yandex, Cl A *	283,224	19,239,406
TOTAL RUSSIA		23,179,073
SOUTH KOREA — 11.8%
Communication Services — 11.8%
AfreecaTV	6,522	750,717
Com2uSCorp	6,919	684,532
Kakao	212,051	27,099,758
NAVER	66,778	25,166,932
TOTAL SOUTH KOREA		53,701,939
TAIWAN — 0.1%
Consumer Discretionary — 0.1%
PChome Online	107,044	503,354

UNITED ARAB EMIRATES — 0.3%
Communication Services — 0.3%
Yalla Group ADR * (A)	107,962	1,409,984

UNITED STATES — 54.3%
Communication Services — 54.0%
Alphabet, Cl A *	9,886	26,638,124
Angi, Cl A *	59,020	679,320
Bumble, Cl A (A)	51,786	2,634,872
Facebook, Cl A *	156,084	55,612,729
IAC *	72,075	9,895,177
Match Group *	139,784	22,263,398
Pinterest, Cl A *	300,190	17,681,191
Snap, Cl A *	608,958	45,318,654
Spotify Technology *	78,017	17,840,147

Schedule of Investments (Unaudited)	July 31, 2021

Global X Social Media ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Communication Services — continued
Twitter *	427,618	$29,826,355
Vimeo *	117,015	5,242,272
Yelp, Cl A *	63,223	2,364,540
Zynga, Cl A *	928,940	9,382,294
		245,379,073
Consumer Discretionary — 0.2%
Groupon, Cl A *	21,238	772,426

Information Technology — 0.1%
Life360, Cl CDI	78,906	462,260

TOTAL UNITED STATES		246,613,759
TOTAL COMMON STOCK
(Cost $408,988,814)		453,128,495

U.S. TREASURY OBLIGATION — 7.3%
U.S. Treasury Bill
0.018%, 08/12/21(B)
(Cost $32,999,819)	$33,000,000	32,999,668

SHORT-TERM INVESTMENT(C)(D) — 0.5%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $2,410,639)	2,410,639	2,410,639

Schedule of Investments (Unaudited)	July 31, 2021

Global X Social Media ETF

	Face Amount	Value
REPURCHASE AGREEMENT(C) — 0.6%
BNP Paribas
0.040%, dated 07/30/21, to be repurchased on 08/02/21, repurchase price $2,788,938 (collateralized by U.S. Treasury Obligations, ranging in par value $224,457 - $385,825, 0.125%, 12/31/2022, with a total market value of $2,925,232)
(Cost $2,788,929)	$2,788,929	$2,788,929

TOTAL INVESTMENTS — 108.1%
(Cost $447,188,201)		$491,327,731

Percentages are based on Net Assets of $454,668,870.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 was $5,014,935.
(B)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2021 was $5,199,568.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2021.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt

The following is a summary of the level of inputs used as of July 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$453,128,495	$—	$—	$453,128,495
U.S. Treasury Obligation	—	32,999,668	—	32,999,668
Short-Term Investment	2,410,639	—	—	2,410,639
Repurchase Agreement	—	2,788,929	—	2,788,929
Total Investments in Securities	$455,539,134	$35,788,597	$—	$491,327,731

For the period ended July 31, 2021, there have been no transfers in or out of Level 3.

Schedule of Investments (Unaudited)	July 31, 2021

Global X Social Media ETF

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	July 31, 2021

Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 7.3%
Materials — 7.3%
Galaxy Resources *	10,137,652	$34,724,876
ioneer * (A)	35,280,568	10,632,535
Mineral Resources	3,873,670	179,411,185
Orocobre *	7,561,555	45,854,555
Pilbara Minerals *(B)(C)(D)	41,307,546	53,742,774
TOTAL AUSTRALIA		324,365,925
CANADA — 0.4%
Materials — 0.4%
Lithium Americas * (A)	1,091,659	15,933,053

CHILE — 3.4%
Materials — 3.4%
Sociedad Quimica y Minera de Chile ADR	3,125,170	148,445,575

CHINA — 51.6%
Consumer Discretionary — 5.5%
BYD, Cl H	6,795,948	209,006,533
Tianneng Power International (A)	17,806,400	34,095,021
		243,101,554

Industrials — 15.1%
Contemporary Amperex Technology, Cl A	3,000,855	255,502,536
Eve Energy, Cl A	14,003,392	243,679,470
Shenzhen Yinghe Technology, Cl A	8,430,953	35,109,408
Sunwoda Electronic, Cl A	25,323,970	132,096,446
		666,387,860
Information Technology — 11.9%
NAURA Technology Group, Cl A	4,611,108	308,149,040
Wuxi Lead Intelligent Equipment, Cl A	18,578,864	218,426,098
		526,575,138

Schedule of Investments (Unaudited)	July 31, 2021

Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
Materials — 19.1%
Beijing Easpring Material Technology, Cl A	7,512,736	$77,644,622
Ganfeng Lithium, Cl A	10,554,741	317,830,871
Shanghai Putailai New Energy Technology, Cl A	4,088,876	80,950,181
Shenzhen Capchem Technology, Cl A	5,172,783	91,222,273
Yunnan Energy New Material, Cl A	7,140,582	273,996,251
		841,644,198
TOTAL CHINA		2,277,708,750
GERMANY — 1.8%
Industrials — 1.8%
Varta (A)	446,886	77,394,671

HONG KONG — 0.1%
Industrials — 0.1%
Honbridge Holdings * (A)	78,267,900	5,136,482

JAPAN — 4.4%
Consumer Discretionary — 3.2%
Panasonic	11,888,358	141,414,591

Industrials — 1.1%
GS Yuasa	1,942,705	49,474,811

Materials — 0.1%
W-Scope	810,204	5,654,818
TOTAL JAPAN		196,544,220
NETHERLANDS — 0.5%
Materials — 0.5%
AMG Advanced Metallurgical Group	733,704	22,899,159

SOUTH KOREA — 8.7%
Industrials — 0.1%
Vitzrocell	315,741	4,570,387

Schedule of Investments (Unaudited)	July 31, 2021

Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 5.4%
Iljin Materials	459,577	$32,123,443
L&F (A)	464,548	43,334,928
Power Logics * (A)	595,018	4,500,462
Samsung SDI	246,718	158,937,655
		238,896,488
Materials — 3.2%
LG Chemical	191,043	139,846,300
TOTAL SOUTH KOREA		383,313,175
TAIWAN — 1.4%
Information Technology — 1.4%
Dynapack International Technology	3,240,500	11,761,515
Simplo Technology	3,815,780	50,349,466

TOTAL TAIWAN		62,110,981

UNITED STATES — 20.2%
Consumer Discretionary — 3.2%
Tesla *	207,633	142,685,398

Industrials — 2.4%
EnerSys	1,083,828	106,930,470

Materials — 14.6%
Albemarle	2,765,399	569,782,810
Livent *	3,764,278	73,441,064
		643,223,874
TOTAL UNITED STATES		892,839,742
TOTAL COMMON STOCK
(Cost $2,803,346,507)		4,406,691,733

Schedule of Investments (Unaudited)	July 31, 2021

Global X Lithium & Battery Tech ETF

	Shares/Face Amount	Value
SHORT-TERM INVESTMENT(E)(F) — 1.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $42,072,951)	42,072,951	$42,072,951

REPURCHASE AGREEMENT(E) — 1.1%
BNP Paribas
0.040%, dated 07/30/21, to be repurchased on 08/02/21, repurchase price $48,675,419 (collateralized by U.S. Treasury Obligations, ranging in par value $3,917,460 - $6,733,807, 0.125%, 12/31/2022, with a total market value of $51,054,109)
(Cost $48,675,257)	$48,675,257	48,675,257

TOTAL INVESTMENTS — 101.9%
(Cost $2,894,094,715)		$4,497,439,941

Percentages are based on Net Assets of $4,414,371,926.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 was $84,519,576.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of July 31, 2021 was $53,742,774 and represented 1.2% of Net Asset of the Fund.
(D)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of July 31, 2021, was $53,742,774 and represents 1.2% of Net Assets of the Fund.
(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2021 was $90,748,208.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2021.

ADR — American Depositary Receipt
Cl — Class

Schedule of Investments (Unaudited)	July 31, 2021

Global X Lithium & Battery Tech ETF

The following is a summary of the level of inputs used as of July 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,352,948,959	$—	$53,742,774	$4,406,691,733
Short-Term Investment	42,072,951	—	—	42,072,951
Repurchase Agreement	—	48,675,257	—	48,675,257
Total Investments in Securities	$4,395,021,910	$48,675,257	$53,742,774	$4,497,439,941

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in
Common Stock
Beginning Balance as of October 31, 2020	$91
Transfers out of Level 3	-
Transfers into Level 3	53,742,774
Net purchases	-
Net sales	-
Realized gain/(loss)	(8,848,819)
Change in unrealized appreciation/(depreciation)	8,848,728
Ending Balance as of July 31, 2021	$53,742,774

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	July 31, 2021

Global X E-commerce ETF

	Shares	Value
COMMON STOCK — 99.7%
ARGENTINA — 4.5%
Consumer Discretionary — 4.5%
MercadoLibre *	5,926	$9,296,115

AUSTRALIA — 0.4%
Consumer Discretionary — 0.4%
Temple & Webster Group *	90,812	797,680

CANADA — 4.4%
Information Technology — 4.4%
Shopify, Cl A *	6,129	9,193,071

CHINA — 24.1%
Communication Services — 3.8%
NetEase ADR	79,116	8,086,447

Consumer Discretionary — 19.7%
Alibaba Group Holding ADR *	42,210	8,238,970
Baozun ADR *	72,605	1,794,796
JD.com ADR *	118,328	8,387,089
Pinduoduo ADR *	81,932	7,505,791
Trip.com Group ADR *	279,116	7,237,478
Uxin ADR (A)	358,292	1,318,515
Vipshop Holdings ADR *	460,104	7,651,530
		42,134,169
Financials — 0.6%
LexinFintech Holdings ADR *	157,808	1,240,371
TOTAL CHINA		51,460,987
GERMANY — 1.1%
Consumer Discretionary — 1.1%
Jumia Technologies ADR *	109,710	2,398,261

Schedule of Investments (Unaudited)	July 31, 2021

Global X E-commerce ETF

	Shares	Value
COMMON STOCK — continued
JAPAN — 3.8%
Consumer Discretionary — 3.8%
Rakuten Group	736,234	$8,070,064

SOUTH KOREA — 0.3%
Information Technology — 0.3%
Cafe24 *	25,235	695,457

UNITED KINGDOM — 6.3%
Consumer Discretionary — 6.3%
ASOS *	82,735	4,378,085
Ocado Group *	348,451	8,986,938
TOTAL UNITED KINGDOM		13,365,023
UNITED STATES — 54.8%
Communication Services — 2.5%
Angi, Cl A *	86,247	992,703
TripAdvisor *	114,336	4,339,051
		5,331,754
Consumer Discretionary — 38.3%
1847 Goedeker *	209,637	626,815
Amazon.com *	2,425	8,069,406
Booking Holdings *	4,102	8,935,223
eBay	131,263	8,953,448
Etsy *	48,835	8,961,710
Expedia Group *	55,700	8,960,458
Groupon, Cl A *	28,953	1,053,021
Lands' End *	17,496	670,622
Overstock.com *	50,936	3,547,183
Overstock.com, Ser A1	366	24,339
PetMed Express (A)	24,144	757,880
Qurate Retail, Cl A	414,742	4,918,840
Shutterstock	27,753	3,010,923

Schedule of Investments (Unaudited)	July 31, 2021

Global X E-commerce ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Stamps.com *	21,045	$6,876,664
Wayfair, Cl A *	31,829	7,682,247
Williams-Sonoma	55,761	8,458,944
		81,507,723
Financials — 1.9%
eHealth *	29,279	1,522,801
LendingTree *	13,651	2,664,948
		4,187,749
Industrials — 4.3%
CoStar Group *	103,982	9,238,801

Information Technology — 7.8%
BigCommerce Holdings *	45,909	2,973,067
GoDaddy, Cl A *	105,389	8,836,868
LivePerson *	76,815	4,892,347
		16,702,282
TOTAL UNITED STATES		116,968,309
TOTAL COMMON STOCK
(Cost $216,843,881)		212,244,967

SHORT-TERM INVESTMENT(B)(C) — 0.4%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $895,243)	895,243	895,243

Schedule of Investments (Unaudited)	July 31, 2021

Global X E-commerce ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 0.5%
BNP Paribas
0.040%, dated 07/30/21, to be repurchased on 08/02/21, repurchase price $1,035,733 (collateralized by U.S. Treasury Obligations, ranging in par value $83,357 - $143,284, 0.125%, 12/31/2022, with a total market value of $1,086,345)
(Cost $1,035,730)	$1,035,730	$1,035,730

TOTAL INVESTMENTS — 100.6%
(Cost $218,774,854)		$214,175,940

Percentages are based on Net Assets of $212,943,998.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 was $1,857,293.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2021 was $1,930,973.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2021.

ADR — American Depositary Receipt
Cl — Class
Ser — Series

The following is a summary of the level of inputs used as of July 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$212,244,967	$—	$—	$212,244,967
Short-Term Investment	895,243	—	—	895,243
Repurchase Agreement	—	1,035,730	—	1,035,730
Total Investments in Securities	$213,140,210	$1,035,730	$—	$214,175,940

For the period ended July 31, 2021, there have been no transfers in or out of Level 3.

Schedule of Investments (Unaudited)	July 31, 2021

Global X E-commerce ETF

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	July 31, 2021

Global X Emerging Markets Internet & E-commerce ETF

	Shares	Value
COMMON STOCK — 99.8%
ARGENTINA — 5.3%
Consumer Discretionary — 5.3%
MercadoLibre *	195	$305,896

BRAZIL — 6.1%
Consumer Discretionary — 3.1%
Afya, Cl A *	581	13,363
Americanas	1,863	17,773
Arco Platform, Cl A *	342	9,952
Lojas Americanas	6,517	8,356
Magazine Luiza	25,595	102,438
Via Varejo S *	10,890	26,637
		178,519

Information Technology — 3.0%
Pagseguro Digital, Cl A *	1,402	77,727
StoneCo, Cl A *	1,240	72,962
TOTVS	3,872	26,600
		177,289
TOTAL BRAZIL		355,808

CHILE — 0.6%
Consumer Discretionary — 0.6%
Falabella	9,660	37,550

CHINA — 66.4%
Communication Services — 26.6%
Autohome ADR	850	38,505
Baidu ADR *	1,126	184,675
Bilibili ADR *	2,425	207,531
China Literature *	3,440	31,871
HUYA ADR *	1,476	18,878
iQIYI ADR *	4,242	47,341
JOYY ADR	632	33,781
Momo ADR	1,735	21,497

Schedule of Investments (Unaudited)	July 31, 2021

Global X Emerging Markets Internet & E-commerce ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
NetEase ADR	2,910	$297,431
Tencent Holdings	7,510	462,900
Tencent Music Entertainment Group ADR *	10,238	108,216
Weibo ADR *	1,630	91,932
		1,544,558
Consumer Discretionary — 35.1%
Alibaba Group Holding ADR *	2,690	525,061
Baozun ADR *	692	17,106
JD.com ADR *	6,812	482,835
Koolearn Technology Holding *	2,700	1,678
Meituan, Cl B *	14,570	403,097
New Oriental Education & Technology Group ADR *	14,198	30,810
Pinduoduo ADR *	3,734	342,072
Tongcheng-Elong Holdings *	8,450	19,029
Trip.com Group ADR *	4,681	121,378
Vipshop Holdings ADR *	5,365	89,220
Youdao ADR *	926	8,167
		2,040,453
Health Care — 1.6%
Alibaba Health Information Technology *	34,000	52,852
Ping An Healthcare and Technology *	4,330	40,396
		93,248
Industrials — 0.3%
51job ADR *	261	18,797

Information Technology — 2.8%
Kingdee International Software Group	19,850	61,814
Kingsoft	8,250	38,430
Travelsky Technology, Cl H	24,950	42,380
Weimob *	15,250	20,605
		163,229

Schedule of Investments (Unaudited)	July 31, 2021

Global X Emerging Markets Internet & E-commerce ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
TOTAL CHINA		$3,860,285

POLAND — 0.5%
Communication Services — 0.5%
CD Projekt	589	28,263

RUSSIA — 3.4%
Communication Services — 3.4%
Yandex, Cl A *	2,878	195,503

SOUTH AFRICA — 4.8%
Communication Services — 0.3%
MultiChoice Group	1,956	16,254

Consumer Discretionary — 4.5%
Naspers, Cl N	1,376	265,441
TOTAL SOUTH AFRICA		281,695
SOUTH KOREA — 12.7%
Communication Services — 12.7%
Kakao	2,235	285,629
NAVER	958	361,046
NCSoft	124	88,829
TOTAL SOUTH KOREA		735,504
TOTAL COMMON STOCK
(Cost $7,131,427)		5,800,504
U.S. TREASURY OBLIGATION — 2.6%
U.S. Treasury Bill
0.017%, 08/12/21(A) (Cost $149,999)	$150,000	149,999
TOTAL INVESTMENTS — 102.4%
(Cost $7,281,426)		$5,950,503

Schedule of Investments (Unaudited)	July 31, 2021

Global X Emerging Markets Internet & E-commerce ETF

Percentages are based on Net Assets of $5,812,829.

*	Non-income producing security.
(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of July 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$5,800,504	$—	$—	$5,800,504
U.S. Treasury Obligation	—	149,999	—	149,999
Total Investments in Securities	$5,800,504	$149,999	$—	$5,950,503

For the period ended July 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	July 31, 2021

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — 97.3%
AUSTRALIA — 4.0%
Financials — 1.8%
IOOF Holdings	3,063,688	$9,413,221
Platinum Asset Management	2,596,975	7,807,437
		17,220,658
Industrials — 1.0%
Aurizon Holdings	3,336,675	9,467,136

Materials — 1.2%
Fortescue Metals Group	581,130	10,640,559
TOTAL AUSTRALIA		37,328,353
BERMUDA — 0.4%
Energy — 0.4%
Hoegh LNG Partners	615,095	3,370,721

BRAZIL — 2.2%
Financials — 0.9%
Cyrela Brazil Realty Empreendimentos e Participacoes	2,016,112	8,166,916

Utilities — 1.3%
Transmissora Alianca de Energia Eletrica	1,740,836	12,852,241
TOTAL BRAZIL		21,019,157
CANADA — 0.3%
Financials — 0.3%
Brookfield Asset Management, Cl A	49,477	2,671,284

CHINA — 23.5%
Communication Services — 1.0%
CITIC Telecom International Holdings	30,251,800	9,809,879

Consumer Discretionary — 1.1%
China Dongxiang Group	77,796,700	10,511,444

Schedule of Investments (Unaudited)	July 31, 2021

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Energy — 2.6%
China Shenhua Energy, Cl H	5,853,300	$11,072,101
Yanzhou Coal Mining, Cl H	9,197,900	13,658,607
		24,730,708
Industrials — 2.2%
Lonking Holdings	32,535,800	10,131,850
Sinopec Engineering Group, Cl H	18,786,200	10,709,140
		20,840,990
Materials — 2.8%
Asia Cement China Holdings	11,791,000	8,011,180
China Sanjiang Fine Chemicals	23,969,900	9,160,825
Shougang Fushan Resources Group	34,837,000	8,786,355
		25,958,360
Real Estate — 12.6%
Agile Group Holdings	7,616,100	8,330,354
Central China Real Estate	23,267,000	5,179,626
China Aoyuan Group	11,594,700	7,400,365
China Jinmao Holdings Group	26,789,000	7,480,457
China SCE Group Holdings	23,145,000	8,071,205
Guangzhou R&F Properties, Cl H	7,713,500	6,759,437
KWG Group Holdings	6,786,500	7,440,419
Logan Group	6,474,800	6,898,722
Midea Real Estate Holding (A)	4,446,100	7,506,284
Powerlong Real Estate Holdings	12,188,600	8,249,953
Ronshine China Holdings (A)	15,712,800	8,148,366
Shenzhen Investment	29,809,700	8,362,305
Times China Holdings	7,287,700	6,883,328
Yuexiu Property	9,123,660	8,488,272
Yuzhou Group Holdings (A)	25,104,902	5,168,808
Zhongliang Holdings Group	15,060,100	8,158,717
		118,526,618
Utilities — 1.2%
China Power International Development (A)	48,424,900	11,091,765

Schedule of Investments (Unaudited)	July 31, 2021

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
TOTAL CHINA		$221,469,764

EGYPT — 0.9%
Consumer Staples — 0.9%
Eastern SAE	11,304,781	8,472,287

HONG KONG — 2.7%
Communication Services — 1.0%
PCCW	18,715,200	9,801,686

Consumer Discretionary — 0.8%
Pacific Textiles Holdings	14,152,600	7,667,084

Real Estate — 0.9%
Gemdale Properties & Investment	75,527,200	8,163,842
TOTAL HONG KONG		25,632,612
INDONESIA — 0.9%
Real Estate — 0.9%
Puradelta Lestari	635,459,537	8,348,302

ISRAEL — 1.4%
Consumer Discretionary — 1.4%
Electra Consumer Products 1970	249,025	13,143,136

KAZAKHSTAN — 1.2%
Financials — 1.2%
Halyk Savings Bank of Kazakhstan JSC GDR	735,471	10,973,227

NETHERLANDS — 1.1%
Financials — 1.1%
Flow Traders	245,485	9,978,805

NIGERIA — 1.1%
Financials — 1.1%
Zenith Bank	176,982,843	10,558,758

Schedule of Investments (Unaudited)	July 31, 2021

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
NORWAY — 2.0%
Energy — 2.0%
Ocean Yield	3,018,175	$10,084,668
SFL	1,314,881	9,033,232
TOTAL NORWAY		19,117,900
PORTUGAL — 1.3%
Communication Services — 1.3%
NOS SGPS	3,378,279	12,514,667

RUSSIA — 7.5%
Communication Services — 1.0%
Mobile TeleSystems PJSC ADR	1,171,114	10,059,869

Consumer Discretionary — 1.1%
X5 Retail Group GDR	313,569	10,170,352

Consumer Staples — 1.1%
Magnit PJSC GDR	690,866	10,097,007

Industrials — 1.1%
Globaltrans Investment GDR	1,314,129	10,329,054

Information Technology — 1.0%
QIWI ADR (A)	900,160	9,181,632

Materials — 2.2%
Evraz	1,357,098	11,589,033
PhosAgro PJSC GDR	486,292	9,254,137
		20,843,170
TOTAL RUSSIA		70,681,084

SINGAPORE — 2.3%
Energy — 1.2%
BW LPG	1,895,058	10,950,125

Schedule of Investments (Unaudited)	July 31, 2021

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 1.1%
Sasseur Real Estate Investment Trust ‡	15,437,760	$10,830,715
TOTAL SINGAPORE		21,780,840
SOUTH AFRICA — 3.3%
Financials — 1.1%
Coronation Fund Managers	3,207,122	10,624,088

Real Estate — 2.2%
Equites Property Fund ‡	7,935,504	10,160,266
Resilient ‡	2,981,269	10,713,514
		20,873,780
TOTAL SOUTH AFRICA		31,497,868
SPAIN — 0.9%
Communication Services — 0.0%
Telefonica	673	3,085

Energy — 0.9%
Repsol (A)	781,261	8,542,538
TOTAL SPAIN		8,545,623
TAIWAN — 1.0%
Real Estate — 1.0%
Farglory Land Development	4,742,000	9,495,870

THAILAND — 4.9%
Communication Services — 2.2%
Jasmine Broadband Internet Infrastructure Fund	31,740,336	9,560,488
Total Access Communication NVDR	9,745,534	11,193,243
		20,753,731
Financials — 0.9%
Tisco Financial Group NVDR	3,195,101	8,554,617

Schedule of Investments (Unaudited)	July 31, 2021

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 1.8%
Land & Houses NVDR	35,777,187	$8,490,517
Quality Houses	118,312,736	7,919,313
		16,409,830
TOTAL THAILAND		45,718,178
UNITED KINGDOM — 5.5%
Consumer Staples — 2.3%
British American Tobacco	280,704	10,461,419
Imperial Brands	502,419	10,771,510
		21,232,929
Energy — 1.1%
TORM, Cl A (A)	1,228,153	10,533,347

Financials — 2.1%
Abrdn	2,324,731	9,179,461
M&G	3,390,066	10,624,004
		19,803,465
TOTAL UNITED KINGDOM		51,569,741

UNITED STATES — 28.9%
Communication Services — 0.9%
Lumen Technologies	689,900	8,603,053

Consumer Staples — 1.1%
Altria Group	207,742	9,979,926

Energy — 4.2%
Antero Midstream	1,070,890	10,173,455
Diversified Energy	6,643,768	9,736,015
Plains GP Holdings, Cl A	882,112	9,253,355
Williams	406,069	10,172,028
		39,334,853
Financials — 17.5%
AGNC Investment ‡	587,382	9,321,752
Annaly Capital Management ‡	1,147,236	9,740,033

Schedule of Investments (Unaudited)	July 31, 2021

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Apollo Commercial Real Estate Finance ‡	672,688	$10,238,311
Arbor Realty Trust ‡	566,660	10,358,545
ARMOUR Residential ‡	811,632	8,440,973
Blackstone Mortgage Trust, Cl A ‡	305,721	9,911,475
Capstead Mortgage ‡	1,613,064	10,275,218
Chimera Investment ‡	724,856	10,669,880
Ellington Financial ‡	513,937	9,343,375
Invesco Mortgage Capital ‡	2,208,350	7,596,724
KKR Real Estate Finance Trust ‡	497,178	10,594,863
Ladder Capital, Cl A ‡	805,842	9,202,716
PennyMac Mortgage Investment Trust ‡	488,640	9,635,981
Ready Capital ‡	682,457	10,318,750
Starwood Property Trust ‡	401,276	10,445,214
TPG RE Finance Trust ‡	818,725	10,774,421
Two Harbors Investment ‡	1,324,020	8,486,968
		165,355,199
Real Estate — 5.2%
American Finance Trust ‡	1,047,942	8,876,069
Gladstone Commercial ‡	473,005	10,964,256
Global Net Lease ‡	512,939	9,473,983
Iron Mountain ‡	258,330	11,304,521
Office Properties Income Trust ‡	305,706	8,859,360
		49,478,189
TOTAL UNITED STATES		272,751,220
TOTAL COMMON STOCK
(Cost $910,200,173)		916,639,397

Schedule of Investments (Unaudited)	July 31, 2021

Global X SuperDividend® ETF

	Shares/Face Amount	Value
PREFERRED STOCK — 2.2%
BRAZIL— 2.1%
Utilities — 2.1%
Cia de Transmissao de Energia Eletrica Paulista (B)	2,254,726	$10,570,329
Cia Energetica de Sao Paulo (B)	2,094,128	9,487,879
TOTAL BRAZIL		20,058,208
UNITED STATES— 0.1%
Real Estate — 0.1%
Brookfield Property Preferred, 6.250%	35,604	888,325
TOTAL UNITED STATES		888,325
TOTAL PREFERRED STOCK
(Cost $20,261,852)		20,946,533
SHORT-TERM INVESTMENT(C)(D) — 0.7%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $6,772,069)	6,772,069	6,772,069

REPURCHASE AGREEMENT(C) — 0.8%
BNP Paribas
0.040%, dated 07/30/21, to be repurchased on 08/02/21, repurchase price $7,834,805 (collateralized by U.S. Treasury Obligations, ranging in par value $630,555 - $1,083,875, 0.125%, 12/31/2022, with a total market value of $8,217,680)
(Cost $7,834,778)	$7,834,778	7,834,778

TOTAL INVESTMENTS — 101.0%
(Cost $945,068,872)		$952,192,777
Percentages are based on Net Assets of $942,781,626.

Schedule of Investments (Unaudited)	July 31, 2021

Global X SuperDividend® ETF

‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 was $12,948,265.
(B)	There is currently no stated interest rate.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2021 was $14,606,847.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2021.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company

The following is a summary of the level of inputs used as of July 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$895,023,974	$21,615,423	$—	$916,639,397
Preferred Stock	20,946,533	—	—	20,946,533
Short-Term Investment	6,772,069	—	—	6,772,069
Repurchase Agreement	—	7,834,778	—	7,834,778
Total Investments in Securities	$922,742,576	$29,450,201	$—	$952,192,777

For the period ended July 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	July 31, 2021

Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — 81.3%
UNITED STATES — 81.3%
Communication Services — 5.9%
AT&T	421,838	$11,832,556
Cogent Communications Holdings	205,646	15,960,186
Verizon Communications	216,389	12,070,178
		39,862,920
Consumer Discretionary — 1.6%
PetMed Express (A)	343,970	10,797,218

Consumer Staples — 22.7%
Altria Group	282,647	13,578,362
B&G Foods	399,148	11,463,531
Bunge	164,967	12,806,388
Flowers Foods	558,220	13,151,663
General Mills	212,512	12,508,456
Kellogg	207,144	13,124,644
Kraft Heinz	316,499	12,175,717
Philip Morris International	142,852	14,298,056
SpartanNash	676,034	13,148,861
Universal	239,187	12,475,994
Vector Group	890,238	11,893,580
Walgreens Boots Alliance	252,048	11,884,063
		152,509,315

Energy — 2.1%
Equitrans Midstream	1,755,097	14,426,897

Financials — 9.4%
AGNC Investment ‡	765,862	12,154,230
KKR Real Estate Finance Trust ‡	671,635	14,312,542
New York Community Bancorp	1,103,884	13,003,753
TFS Financial	649,672	12,655,611
Virtu Financial, Cl A	438,855	11,296,128
		63,422,264

Health Care — 6.2%
AbbVie	116,279	13,523,248

Schedule of Investments (Unaudited)	July 31, 2021

Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Gilead Sciences	189,029	$12,908,790
Pfizer	356,840	15,276,321
		41,708,359
Industrials — 7.8%
3M	72,772	14,404,490
Ennis	633,976	12,533,705
MSC Industrial Direct, Cl A	144,839	12,915,294
National Presto Industries	131,281	12,665,991
		52,519,480
Real Estate — 13.4%
Alexander's ‡	46,800	13,049,712
CoreSite Realty ‡	101,995	14,096,729
CubeSmart ‡	342,798	17,023,349
Easterly Government Properties ‡	570,596	12,952,529
Iron Mountain ‡	380,220	16,638,427
Public Storage ‡	52,499	16,404,888
		90,165,634
Utilities — 12.2%
Avangrid	272,232	14,194,176
Clearway Energy, Cl C	393,985	11,299,490
Consolidated Edison	176,104	12,991,192
Duke Energy	137,730	14,476,800
Hawaiian Electric Industries	353,540	15,322,424
National Fuel Gas	272,784	14,029,281
		82,313,363
TOTAL UNITED STATES		547,725,450
TOTAL COMMON STOCK
(Cost $490,444,088)		547,725,450

Schedule of Investments (Unaudited)	July 31, 2021

Global X SuperDividend® U.S. ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 18.4%
UNITED KINGDOM— 2.0%
Energy — 2.0%
KNOT Offshore Partners (B)	744,281	$13,694,770

UNITED STATES— 16.4%
Energy — 10.7%
BP Midstream Partners (B)	1,024,754	14,151,853
CrossAmerica Partners (B)	676,065	13,839,051
Enviva Partners (B)	238,700	12,889,800
Holly Energy Partners (B)	803,260	16,547,156
MPLX (B)	505,235	14,338,569
		71,766,429
Financials — 2.0%
Compass Diversified Holdings (B)	529,933	13,232,427

Industrials — 1.6%
Icahn Enterprises (B)	188,699	10,965,299

Materials — 2.1%
Westlake Chemical Partners (B)	527,681	14,099,636
TOTAL UNITED STATES		110,063,791
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $92,962,577)		123,758,561

SHORT-TERM INVESTMENT(C)(D) — 0.6%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $3,752,073)	3,752,073	3,752,073

Schedule of Investments (Unaudited)	July 31, 2021

Global X SuperDividend® U.S. ETF

	Face Amount	Value
REPURCHASE AGREEMENT(C) — 0.6%
BNP Paribas
0.040%, dated 07/30/21, to be repurchased on 08/02/21, repurchase price $4,340,882 (collateralized by U.S. Treasury Obligations, ranging in par value $349,360 - $600,522, 0.125%, 12/31/2022, with a total market value of $4,553,014)
(Cost $4,340,867)	$4,340,867	$4,340,867

TOTAL INVESTMENTS — 100.9%
(Cost $591,499,605)		$679,576,951

Percentages are based on Net Assets of $673,198,287.

‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 was $8,094,853.
(B)	Security considered Master Limited Partnership. At July 31, 2021, these securities amounted to $123,758,561 or 18.4% of Net Assets of the Fund.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2021 was $8,092,940.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2021.

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$547,725,450	$—	$—	$547,725,450
Master Limited Partnerships	123,758,561	—	—	123,758,561
Short-Term Investment	3,752,073	—	—	3,752,073
Repurchase Agreement	—	4,340,867	—	4,340,867
Total Investments in Securities	$675,236,084	$4,340,867	$—	$679,576,951

For the period ended July 31, 2021, there have been no transfers in or out of Level 3.

Schedule of Investments (Unaudited)	July 31, 2021

Global X SuperDividend® U.S. ETF

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA— 10.4%
Industrials — 2.1%
Aurizon Holdings	97,869	$277,683

Materials — 6.3%
Fortescue Metals Group	15,335	280,786
Rio Tinto	2,812	275,774
Rio Tinto	3,133	265,759
Total Materials		822,319
Utilities — 2.0%
AusNet Services	197,922	265,506
TOTAL AUSTRALIA		1,365,508
AUSTRIA— 2.0%
Energy — 2.0%
OMV	4,906	264,815

BELGIUM— 1.7%
Consumer Discretionary — 1.7%
Ageas	4,308	227,632

CHINA— 1.8%
Financials — 1.8%
BOC Hong Kong Holdings	73,500	236,450

FINLAND— 2.1%
Utilities — 2.1%
Fortum	9,962	274,533

FRANCE— 5.7%
Energy — 1.9%
TotalEnergies	5,692	247,710

Financials — 1.9%
CNP Assurances	14,966	254,754

Real Estate — 1.9%
Klepierre ‡	9,991	242,279
TOTAL FRANCE		744,743

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
GERMANY— 3.7%
Communication Services — 1.7%
Telefonica Deutschland Holding	86,471	$233,171

Materials — 2.0%
BASF	3,305	259,521
TOTAL GERMANY		492,692
HONG KONG— 8.5%
Communication Services — 2.1%
HKT Trust & HKT	205,520	279,274

Real Estate — 2.1%
Henderson Land Development	62,000	277,241

Utilities — 4.3%
CK Infrastructure Holdings	45,400	274,286
Power Assets Holdings	45,506	293,957
Total Utilities		568,243
TOTAL HONG KONG		1,124,758
ITALY— 9.8%
Communication Services — 1.7%
Telecom Italia	481,750	224,791

Energy — 2.0%
Eni	21,650	257,343

Financials — 3.9%
Assicurazioni Generali	12,842	256,593
Poste Italiane	20,067	265,796
Total Financials		522,389
Utilities — 2.2%
Snam	47,038	284,690
TOTAL ITALY		1,289,213

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
JAPAN— 8.5%
Communication Services — 2.1%
SoftBank	21,075	$274,503

Consumer Staples — 2.1%
Japan Tobacco	13,991	272,809
Financials — 2.1%
Japan Post Holdings	32,488	275,030

Real Estate — 2.2%
Japan Metropolitan Fund Invest ‡	282	294,205
TOTAL JAPAN		1,116,547
NETHERLANDS— 4.0%
Financials — 2.0%
NN Group	5,214	259,244

Industrials — 2.0%
Randstad	3,706	268,773
TOTAL NETHERLANDS		528,017
NEW ZEALAND— 2.2%
Communication Services — 2.2%
Spark New Zealand	86,168	284,767

NORWAY— 2.1%
Communication Services — 2.1%
Telenor	15,527	269,596
PORTUGAL— 3.6%
Energy — 1.6%
Galp Energia	21,826	212,848

Utilities — 2.0%
Energias de Portugal	49,781	258,377
TOTAL PORTUGAL		471,225

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
SPAIN— 9.4%
Energy — 1.7%
Repsol	20,249	$221,409

Industrials — 1.8%
ACS Actividades de Construccion y Servicios	9,060	238,073

Utilities — 5.9%
Enagas	11,900	273,190
Endesa	9,794	238,198
Naturgy Energy Group	10,384	268,309
Total Utilities		779,697
TOTAL SPAIN		1,239,179
SWEDEN— 1.9%
Energy — 1.9%
Lundin Energy	8,125	253,455

SWITZERLAND— 2.0%
Financials — 2.0%
Zurich Insurance Group	652	263,160

UNITED KINGDOM— 18.6%
Communication Services — 1.7%

Vodafone Group	137,485	222,082
Consumer Staples — 5.0%
British American Tobacco	6,915	257,712
WM Morrison Supermarkets	106,873	397,631
Total Consumer Staples		655,343
Financials — 9.9%
Aviva	47,910	257,988
Direct Line Insurance Group	66,527	275,362
Legal & General Group	69,542	252,743
M&G	82,391	258,202
Phoenix Group Holdings	26,711	252,314

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Total Financials		$1,296,609
Utilities — 2.0%
National Grid	20,930	268,914
TOTAL UNITED KINGDOM		2,442,948
UNITED STATES— 1.9%
Financials — 1.9%
Swiss Re	2,823	255,481
TOTAL INVESTMENTS — 99.9%
(Cost $12,376,595)		$13,144,719

Percentages are based on Net Assets of $13,160,567.

‡	Real Estate Investment Trust

As of July 31, 2021, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — 91.2%
BRAZIL— 4.5%
Consumer Discretionary — 2.5%
Petrobras Distribuidora	279,700	$1,539,489

Materials — 2.0%
Vale	61,100	1,291,064
TOTAL BRAZIL		2,830,553
CHILE— 2.1%
Utilities — 2.1%
Enel Americas	9,481,665	1,317,720

CHINA— 30.1%
Consumer Staples — 1.9%
Wens Foodstuffs Group	608,500	1,184,167

Energy — 4.2%
China Shenhua Energy, Cl H	594,164	1,123,920
Yanzhou Coal Mining, Cl H	1,013,400	1,504,869
		2,628,789
Financials — 8.8%
Bank of China, Cl H	3,286,800	1,141,955
Bank of Communications, Cl H	2,025,180	1,172,704
China Cinda Asset Management, Cl H	6,313,100	1,072,330
China Everbright Bank, Cl H	3,137,300	1,069,828
PICC Property & Casualty, Cl H	1,357,600	1,097,093
		5,553,910
Industrials — 1.6%
Shenzhen International Holdings	760,000	1,001,441

Real Estate — 11.5%
Agile Group Holdings	932,800	1,020,280
China Aoyuan Group	1,256,100	801,711
China Fortune Land Development, Cl A	1,657,600	1,110,298
KWG Group Holdings	914,000	1,002,069
Logan Group	875,000	932,288

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Shanghai Lujiazui Finance & Trade Zone Development, Cl B	1,462,400	$1,379,044
Shenzhen Investment	3,812,800	1,069,578
		7,315,268
Utilities — 2.1%
China Power International Development	5,727,664	1,311,926
TOTAL CHINA		18,995,501
CZECH REPUBLIC— 2.0%
Utilities — 2.0%
CEZ	45,329	1,259,570

EGYPT— 2.0%
Consumer Staples — 2.0%
Eastern SAE	1,729,754	1,296,352

INDIA— 4.9%
Financials — 2.2%
REC	685,344	1,391,594

Materials — 2.7%
Ambuja Cements	311,477	1,720,940
TOTAL INDIA		3,112,534
MALAYSIA— 7.6%
Consumer Discretionary — 2.1%
Genting Malaysia	2,019,523	1,320,825

Financials — 2.0%
Malayan Banking	659,421	1,251,650

Health Care — 1.5%
Top Glove	1,031,600	972,931

Industrials — 2.0%
Sime Darby	2,510,500	1,279,046
TOTAL MALAYSIA		4,824,452

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
PAKISTAN— 1.9%
Financials — 1.9%
MCB Bank	1,212,627	$1,206,881

PERU— 1.5%
Financials — 1.5%
Credicorp *	9,155	924,289

RUSSIA— 10.8%
Energy — 2.2%
LUKOIL PJSC	16,480	1,415,085

Materials — 8.6%
Alrosa PJSC	867,160	1,536,388
MMC Norilsk Nickel PJSC	3,578	1,236,557
Novolipetsk Steel PJSC	365,010	1,289,718
PhosAgro PJSC GDR	71,325	1,357,315
		5,419,978
TOTAL RUSSIA		6,835,063
SOUTH AFRICA— 4.5%
Energy — 2.3%
Exxaro Resources	115,428	1,430,625

Materials — 2.2%
Kumba Iron Ore	27,062	1,439,292
TOTAL SOUTH AFRICA		2,869,917
SOUTH KOREA— 4.3%
Financials — 2.4%
Meritz Securities	356,072	1,519,942

Industrials — 1.9%
Hyundai Heavy Industries Holdings	20,155	1,200,276
TOTAL SOUTH KOREA		2,720,218
TAIWAN— 8.6%
Information Technology — 6.4%
Compal Electronics	1,696,000	1,309,980

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Lite-On Technology ADR	607,610	$1,392,735
Wistron	1,326,000	1,315,805
		4,018,520
Materials — 2.2%
Asia Cement	766,800	1,420,355
TOTAL TAIWAN		5,438,875
TURKEY— 4.1%
Consumer Staples — 2.0%
BIM Birlesik Magazalar	167,714	1,262,535

Materials — 2.1%
Eregli Demir ve Celik Fabrikalari	566,288	1,344,782
TOTAL TURKEY		2,607,317
UNITED ARAB EMIRATES— 2.3%
Real Estate — 2.3%
Aldar Properties PJSC	1,370,855	1,481,642
TOTAL COMMON STOCK
(Cost $57,904,313)		57,720,884

PREFERRED STOCK — 8.6%
BRAZIL— 8.6%
Financials — 2.2%
Bradespar (A)	95,600	1,373,701

Utilities — 6.4%
Centrais Eletricas Brasileiras (A)	173,400	1,366,084
Cia Energetica de Minas Gerais (A)	561,600	1,302,773
Cia Paranaense de Energia (A)	1,172,300	1,393,887
		4,062,744
TOTAL BRAZIL		5,436,445
TOTAL PREFERRED STOCK
(Cost $5,562,615)		5,436,445

TOTAL INVESTMENTS — 99.8%
(Cost $63,466,928)		$63,157,329

Schedule of Investments (Unaudited)	July 31, 2021

Global X MSCI SuperDividend® Emerging Markets ETF

Percentages are based on Net Assets of $63,257,303.

*	Non-income producing security.
(A)	There is currently no stated interest rate.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
PJSC — Public Joint Stock Company

The following is a summary of the level of inputs used as of July 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$54,942,890	$2,777,994	$—	$57,720,884
Preferred Stock	5,436,445	—	—	5,436,445
Total Investments in Securities	$60,379,335	$2,777,994	$—	$63,157,329

For the period ended July 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	July 31, 2021

Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — 99.6%
AUSTRALIA — 9.6%
Real Estate — 9.6%
Charter Hall Long Wale ‡ *	4,387,757	$15,868,106
Dexus ‡	2,301,690	17,392,314
Waypoint ‡	8,151,579	15,758,501
TOTAL AUSTRALIA		49,018,921

CANADA — 11.1%
Real Estate — 11.1%
H&R Real Estate Investment Trust ‡	1,506,586	20,311,485
NorthWest Healthcare Properties Real Estate Investment Trust ‡ (A)	1,524,097	15,932,604
SmartCentres Real Estate Investment Trust ‡	842,112	20,345,334
TOTAL CANADA		56,589,423

MEXICO — 2.8%
Real Estate — 2.8%
Fibra Uno Administracion ‡	13,073,384	14,284,974

SINGAPORE — 6.2%
Real Estate — 6.2%
Ascendas Real Estate Investment Trust ‡	6,774,083	15,608,256
CapitaLand China Trust ‡	15,233,619	15,749,993
TOTAL SINGAPORE		31,358,249
UNITED STATES — 69.9%
Financials — 31.9%
AGNC Investment ‡	968,822	15,375,205
Annaly Capital Management ‡	1,861,897	15,807,506
Arbor Realty Trust ‡	1,025,921	18,753,836
ARMOUR Residential ‡	1,349,728	14,037,171
Broadmark Realty Capital ‡	1,460,461	15,144,981
Chimera Investment ‡	1,461,527	21,513,676

Schedule of Investments (Unaudited)	July 31, 2021

Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Dynex Capital ‡	855,361	$14,926,049
Orchid Island Capital, Cl A ‡	2,907,356	14,391,412
PennyMac Mortgage Investment Trust ‡	856,766	16,895,426
Two Harbors Investment ‡	2,466,424	15,809,778
		162,655,040
Real Estate — 38.0%
Gaming and Leisure Properties ‡	360,670	17,074,118
Global Net Lease ‡	908,224	16,774,897
Industrial Logistics Properties Trust ‡	695,145	18,838,430
Iron Mountain ‡	486,347	21,282,544
LTC Properties ‡	384,948	14,570,282
Medical Properties Trust ‡	716,644	15,071,023
MGM Growth Properties, Cl A ‡	476,338	18,005,576
National Health Investors ‡	229,455	15,655,715
Physicians Realty Trust ‡	860,523	16,306,911
VEREIT ‡	420,342	20,584,148
WP Carey ‡	231,384	18,670,375
		192,834,019
TOTAL UNITED STATES		355,489,059

TOTAL COMMON STOCK
(Cost $458,894,895)		506,740,626
SHORT-TERM INVESTMENT(B)(C) — 0.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%	844,548	844,548
(Cost $844,548)

Schedule of Investments (Unaudited)	July 31, 2021

Global X SuperDividend® REIT ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 0.2%
BNP Paribas
0.040%, dated 07/30/21, to be repurchased on 08/02/21, repurchase price $977,082 (collateralized by U.S. Treasury Obligations, ranging in par value $78,637 - $135,171, 0.125%, 12/31/2022, with a total market value of $1,024,834)
(Cost $977,079)	$977,079	$977,079

TOTAL INVESTMENTS — 100.0%
(Cost $460,716,522)		$508,562,253

Percentages are based on Net Assets of $508,361,816.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 was $1,742,262.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2021 was $1,821,627.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2021.

Cl — Class

The following is a summary of the level of inputs used as of July 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$506,740,626	$—	$—	$506,740,626
Short-Term Investment	844,548	—	—	844,548
Repurchase Agreement	—	977,079	—	977,079
Total Investments in Securities	$507,585,174	$977,079	$—	$508,562,253

For the period ended July 31, 2021, there have been no transfers in or out of Level 3.

Schedule of Investments (Unaudited)	July 31, 2021

Global X SuperDividend® REIT ETF

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	July 31, 2021

Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — 102.2% (A)
ARGENTINA — 0.6%
Consumer Discretionary — 0.6%
MercadoLibre *	13,578	$21,299,809

CHINA — 1.7%
Communication Services — 0.5%
Baidu ADR *	68,436	11,224,188
NetEase ADR	84,838	8,671,292
		19,895,480
Consumer Discretionary — 0.8%
JD.com ADR *	214,851	15,228,639
Pinduoduo ADR *	99,736	9,136,815
Trip.com Group ADR *	145,875	3,782,539
		28,147,993
Information Technology — 0.4%
NXP Semiconductors	73,079	15,082,775
TOTAL CHINA		63,126,248
ISRAEL — 0.1%
Information Technology — 0.1%
Check Point Software Technologies *	37,133	4,719,604

NETHERLANDS — 0.4%
Information Technology — 0.4%
ASML Holding, Cl G	20,788	15,938,991

UNITED STATES — 99.4%
Communication Services — 19.3%
Activision Blizzard	208,252	17,414,032
Alphabet, Cl A *	53,624	144,491,477
Alphabet, Cl C *	57,558	155,661,007
Charter Communications, Cl A *	51,732	38,491,195
Comcast, Cl A	1,244,402	73,208,170
Electronic Arts	75,944	10,932,898

Schedule of Investments (Unaudited)	July 31, 2021

Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Facebook, Cl A *	428,731	$152,756,855
Fox, Cl A	98,282	3,504,736
Fox, Cl B	67,842	2,255,068
Match Group *	75,264	11,987,297
Netflix *	120,109	62,164,816
Sirius XM Holdings	1,054,498	6,822,602
T-Mobile US *	342,199	49,283,500
		728,973,653
Consumer Discretionary — 15.7%
Amazon.com *	90,053	299,659,462
Booking Holdings *	11,425	24,886,621
Dollar Tree *	66,917	6,677,647
eBay	190,591	13,000,212
Lululemon Athletica *	34,794	13,923,515
Marriott International, Cl A *	90,824	13,258,488
O'Reilly Automotive *	19,177	11,579,840
Peloton Interactive, Cl A *	73,622	8,691,077
Ross Stores	94,574	11,603,284
Starbucks	323,378	39,267,790
Tesla *	213,330	146,600,376
		589,148,312
Consumer Staples — 5.0%
Costco Wholesale	121,349	52,146,093
Keurig Dr Pepper	394,354	13,885,204
Kraft Heinz	343,112	13,199,519
Mondelez International, Cl A	385,584	24,392,043
Monster Beverage *	140,757	13,276,200
PepsiCo	374,164	58,725,040
Walgreens Boots Alliance	242,163	11,417,985
		187,042,084
Health Care — 6.9%
Align Technology *	21,363	14,864,375

Schedule of Investments (Unaudited)	July 31, 2021

Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Amgen	157,414	$38,021,778
Biogen *	39,396	12,871,855
Cerner	84,634	6,803,727
DexCom *	25,782	13,290,879
Gilead Sciences	344,030	23,493,809
IDEXX Laboratories *	22,876	15,522,052
Illumina *	39,896	19,778,442
Incyte *	63,686	4,926,112
Intuitive Surgical *	32,580	32,301,767
Moderna *	110,703	39,144,580
Regeneron Pharmaceuticals *	28,290	16,255,717
Seagen *	50,298	7,715,210
Vertex Pharmaceuticals *	71,986	14,510,938
		259,501,241
Industrials — 2.8%
Cintas	27,834	10,971,606
Copart *	65,931	9,691,857
CSX	608,011	19,650,916
Fastenal	149,245	8,174,149
Honeywell International	187,547	43,846,613
PACCAR	90,479	7,508,852
Verisk Analytics, Cl A	45,978	8,733,061
		108,577,054
Information Technology — 48.8%
Adobe *	129,929	80,767,764
Advanced Micro Devices *	333,720	35,437,727
Analog Devices	98,190	16,438,970
ANSYS *	23,010	8,478,265
Apple	2,989,181	436,001,941
Applied Materials	251,041	35,128,167
Atlassian, Cl A *	36,561	11,886,712
Autodesk *	59,270	19,033,375

Schedule of Investments (Unaudited)	July 31, 2021

Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Automatic Data Processing	116,828	$24,490,654
Broadcom	112,525	54,619,635
Cadence Design Systems *	78,761	11,629,062
CDW	37,618	6,897,260
Cisco Systems	1,142,153	63,241,012
Cognizant Technology Solutions, Cl A	139,146	10,231,405
DocuSign, Cl A *	51,546	15,362,770
Fiserv *	183,025	21,068,008
Intel	1,094,874	58,816,631
Intuit	74,574	39,521,983
KLA	40,358	14,051,041
Lam Research	38,797	24,729,596
Marvell Technology	216,532	13,102,351
Maxim Integrated Products *	74,611	7,454,385
Microchip Technology	75,341	10,782,804
Micron Technology	307,402	23,848,247
Microsoft	1,348,698	384,257,547
NVIDIA	677,513	132,108,260
Okta, Cl A *	33,648	8,337,638
Paychex	100,687	11,460,194
PayPal Holdings *	319,134	87,930,991
QUALCOMM	309,426	46,352,015
Skyworks Solutions	46,484	8,576,763
Splunk *	45,422	6,449,016
Synopsys *	39,888	11,487,345
Texas Instruments	253,631	48,347,141
VeriSign *	29,141	6,305,238
Workday, Cl A *	49,879	11,691,638
Xilinx	68,139	10,209,948
Zoom Video Communications, Cl A *	64,984	24,570,450
		1,841,103,949

Schedule of Investments (Unaudited)	July 31, 2021

Global X NASDAQ 100® Covered Call ETF

	Shares/Number of Contracts	Value
COMMON STOCK — continued
Utilities — 0.9%
American Electric Power	139,210	$12,267,185
Exelon	273,613	12,805,088
Xcel Energy	141,323	9,645,295
		34,717,568
TOTAL UNITED STATES		3,749,063,861
TOTAL INVESTMENTS — 102.2%
(Cost $2,777,695,339)		$3,854,148,513
WRITTEN OPTION— (2.4)%(1)
UNITED STATES— (2.4)%
(Premiums Received $76,762,750)	(2,576)	$(90,495,820)

Percentages are based on Net Assets of $3,771,430,624.

A list of the exchange traded option contracts held by the Fund at July 31, 2021, is as follows:

Description	Number of Contracts	Notional Amount+	Exercise Price	Expiration Date	Value
WRITTEN OPTION — (2.4)%
Call Options
NDX*	(2,576)	$(76,762,750)	$14,775.00	08/20/21	$(90,495,820)

*	Non-income producing security.
+	Notional amount for all options totals $(3,853,667,668).
(1)	Refer to table below for details on Options Contracts.
(A)	All or a portion of these securities has been segregated as collateral for written options contracts. The aggregate market value of collateral at July 31, 2021 was $3,854,148,513.

ADR — American Depositary Receipt
Cl — Class
NDX — Nasdaq 100 Index

Schedule of Investments (Unaudited)	July 31, 2021

Global X NASDAQ 100® Covered Call ETF

The following is a summary of the level of inputs used as of July 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,854,148,513	$—	$—	$3,854,148,513
Total Investments in Securities	$3,854,148,513	$—	$—	$3,854,148,513

Liabilities	Level 1	Level 2	Level 3	Total
Written Option	$(90,495,820)	$—	$—	$(90,495,820)
Total Liabilities	$(90,495,820)	$—	$—	$(90,495,820)

For the period ended July 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — 101.6% (A)
CHINA — 0.2%
Information Technology — 0.2%
NXP Semiconductors	3,312	$683,564

UNITED KINGDOM — 0.4%
Materials — 0.4%
Linde	5,663	1,740,750

UNITED STATES — 101.0%
Communication Services — 11.4%
Activision Blizzard	8,710	728,330
Alphabet, Cl A *	3,353	9,034,759
Alphabet, Cl C *	3,190	8,627,100
AT&T	78,283	2,195,838
Charter Communications, Cl A *	1,510	1,123,516
Comcast, Cl A	50,531	2,972,739
Discovery, Cl A *	2,046	59,354
Discovery, Cl C *	3,268	88,595
DISH Network, Cl A *	3,150	131,954
Electronic Arts	3,143	452,466
Facebook, Cl A *	26,735	9,525,680
Fox, Cl A	4,055	144,601
Fox, Cl B	2,031	67,510
Interpublic Group	3,872	136,914
Live Nation Entertainment *	1,720	135,691
Lumen Technologies	11,618	144,877
Netflix *	4,884	2,527,812
News, Cl A	5,084	125,219
News, Cl B	1,799	42,294
Omnicom Group	2,557	186,201
Take-Two Interactive Software *	1,144	198,392

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
T-Mobile US *	6,242	$898,973
Twitter *	8,821	615,265
Verizon Communications	45,518	2,538,994
ViacomCBS, Cl B	7,057	288,843
Walt Disney	20,079	3,534,306
		46,526,223
Consumer Discretionary — 12.2%
Advance Auto Parts	830	176,010
Amazon.com *	4,816	16,025,673
Aptiv *	3,177	530,083
AutoZone *	207	336,079
Best Buy	2,614	293,683
Booking Holdings *	470	1,023,782
BorgWarner	2,534	124,115
Caesars Entertainment *	2,410	210,538
CarMax *	1,841	246,602
Carnival *	9,137	197,816
Chipotle Mexican Grill, Cl A *	269	501,266
Darden Restaurants	1,609	234,721
Dollar General	2,746	638,830
Dollar Tree *	2,390	238,498
Domino's Pizza	364	191,278
DR Horton	3,773	360,057
eBay	7,081	482,995
Etsy *	1,564	287,010
Expedia Group *	1,648	265,114
Ford Motor *	45,097	629,103
Gap	2,905	84,739
Garmin	1,810	284,532
General Motors *	14,084	800,535
Genuine Parts	1,774	225,156
Hanesbrands	4,849	88,543
Hasbro	1,730	172,031

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Hilton Worldwide Holdings *	3,418	$449,296
Home Depot	11,755	3,857,874
L Brands	2,610	208,983
Las Vegas Sands *	4,132	174,990
Leggett & Platt	1,868	89,720
Lennar, Cl A	3,400	357,510
LKQ *	3,381	171,586
Lowe's	7,635	1,471,188
Marriott International, Cl A *	3,024	441,444
McDonald's	8,231	1,997,746
MGM Resorts International	5,147	193,167
Mohawk Industries *	737	143,641
Newell Brands	5,036	124,641
NIKE, Cl B	13,980	2,341,790
Norwegian Cruise Line Holdings *	3,778	90,785
NVR *	26	135,788
O'Reilly Automotive *	773	466,768
Penn National Gaming *	1,653	113,032
Pool	409	195,428
PulteGroup	3,207	175,968
PVH *	749	78,360
Ralph Lauren, Cl A	841	95,470
Ross Stores	3,938	483,153
Royal Caribbean Cruises *	2,485	191,022
Starbucks	13,247	1,608,583
Tapestry *	3,174	134,260
Target	5,684	1,483,808
Tesla *	8,546	5,872,811
TJX	13,451	925,563
Tractor Supply	1,054	190,700
Ulta Beauty *	479	160,848
Under Armour, Cl A *	2,711	55,440
Under Armour, Cl C *	2,748	48,145

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
VF	3,513	$281,743
Whirlpool	667	147,767
Wynn Resorts *	1,082	106,393
Yum! Brands	3,408	447,777
		50,161,977
Consumer Staples — 6.0%
Altria Group	20,875	1,002,835
Archer-Daniels-Midland	6,801	406,156
Brown-Forman, Cl B	2,190	155,315
Campbell Soup	2,432	106,327
Church & Dwight	2,737	236,969
Clorox	1,582	286,168
Coca-Cola	42,638	2,431,645
Colgate-Palmolive	9,500	755,250
Conagra Brands	5,651	189,252
Constellation Brands, Cl A	1,812	406,504
Costco Wholesale	4,842	2,080,704
Estee Lauder, Cl A	2,613	872,298
General Mills	6,929	407,841
Hershey	1,769	316,439
Hormel Foods	3,513	162,933
J M Smucker	1,412	185,127
Kellogg	3,154	199,837
Kimberly-Clark	3,994	542,066
Kraft Heinz	7,973	306,721
Kroger	8,638	351,567
Lamb Weston Holdings	1,764	117,782
McCormick	2,940	247,460
Molson Coors Beverage, Cl B	2,706	132,296
Mondelez International, Cl A	15,750	996,345
Monster Beverage *	4,371	412,273
PepsiCo	15,137	2,375,752
Philip Morris International	16,979	1,699,428

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Procter & Gamble	27,126	$3,858,131
Sysco	5,894	437,335
Tyson Foods, Cl A	3,041	217,310
Walgreens Boots Alliance	7,822	368,807
Walmart	15,152	2,159,918
		24,424,791
Energy — 2.6%
APA	3,964	74,325
Baker Hughes, Cl A	8,678	184,321
Cabot Oil & Gas	4,401	70,416
Chevron	21,177	2,156,030
ConocoPhillips	14,207	796,444
Devon Energy	6,213	160,544
Diamondback Energy	2,171	167,449
EOG Resources	6,767	493,044
Exxon Mobil	46,635	2,684,777
Halliburton	11,063	228,783
Hess	3,586	274,114
Kinder Morgan	22,624	393,205
Marathon Oil	10,968	127,119
Marathon Petroleum	7,902	436,348
NOV *	5,079	70,141
Occidental Petroleum	9,615	250,952
ONEOK	5,401	280,690
Phillips 66	4,999	367,077
Pioneer Natural Resources	2,364	343,655
Schlumberger	16,858	486,016
Valero Energy	4,621	309,468
Williams	13,907	348,370
		10,703,288
Financials — 11.2%
Aflac	7,400	407,000
Allstate	3,483	452,964

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
American Express	7,345	$1,252,543
American International Group	9,945	470,896
Ameriprise Financial	1,125	289,755
Aon, Cl A	2,616	680,238
Arthur J Gallagher	2,513	350,086
Assurant	728	114,886
Bank of America	83,270	3,194,237
Bank of New York Mellon	8,681	445,596
Berkshire Hathaway, Cl B *	21,058	5,860,231
BlackRock, Cl A	1,620	1,404,815
Capital One Financial	4,965	802,840
Cboe Global Markets	1,165	138,018
Charles Schwab	16,797	1,141,356
Chubb	4,942	833,913
Cincinnati Financial	1,828	215,485
Citigroup	23,699	1,602,526
Citizens Financial Group	4,971	209,577
CME Group, Cl A	3,797	805,458
Comerica	1,568	107,659
Discover Financial Services	3,574	444,320
Everest Re Group	274	69,275
Fifth Third Bancorp	8,523	309,300
First Republic Bank	1,709	333,289
Franklin Resources	3,792	112,054
Globe Life	969	90,224
Goldman Sachs Group	3,710	1,390,805
Hartford Financial Services Group	4,114	261,733
Huntington Bancshares	18,902	266,140
Intercontinental Exchange	6,561	786,205
Invesco	3,433	83,696
JPMorgan Chase	33,594	5,098,897
KeyCorp	12,118	238,240
Lincoln National	1,849	113,935

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Loews	2,967	$159,120
M&T Bank	1,617	216,436
MarketAxess Holdings	350	166,309
Marsh & McLennan	5,822	857,115
MetLife	8,099	467,312
Moody's	1,895	712,520
Morgan Stanley	17,006	1,632,236
MSCI, Cl A	928	553,051
Nasdaq	1,033	192,892
Northern Trust	2,560	288,896
People's United Financial	5,428	85,220
PNC Financial Services Group	4,509	822,487
Principal Financial Group	2,770	172,100
Progressive	6,690	636,620
Prudential Financial	4,395	440,731
Raymond James Financial	1,569	203,154
Regions Financial	11,684	224,917
S&P Global	2,695	1,155,400
State Street	4,323	376,706
SVB Financial Group *	557	306,328
Synchrony Financial	6,367	299,376
T Rowe Price Group	2,689	548,986
Travelers	2,845	423,677
Truist Financial	15,601	849,162
Unum Group	2,939	80,529
US Bancorp	14,298	794,111
W R Berkley	1,586	116,048
Wells Fargo	46,880	2,153,667
Willis Towers Watson	1,526	314,478
Zions Bancorp	2,139	111,549
		45,739,325
Health Care — 13.5%
Abbott Laboratories	19,517	2,361,167

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
AbbVie	19,409	$2,257,267
ABIOMED *	374	122,350
Agilent Technologies	3,445	527,878
Align Technology *	840	584,472
AmerisourceBergen, Cl A	1,760	215,019
Amgen	6,567	1,586,193
Anthem	2,721	1,044,891
Baxter International	5,533	427,978
Becton Dickinson	3,245	829,909
Biogen *	1,727	564,263
Bio-Rad Laboratories, Cl A *	181	133,851
Boston Scientific *	15,195	692,892
Bristol-Myers Squibb	25,380	1,722,541
Cardinal Health	3,605	214,065
Catalent *	1,805	216,257
Centene *	7,025	481,985
Cerner	3,594	288,922
Charles River Laboratories International *	669	272,229
Cigna	4,010	920,255
Cooper	450	189,797
CVS Health	14,731	1,213,245
Danaher	6,980	2,076,480
DaVita *	961	115,560
DENTSPLY SIRONA	2,655	175,336
DexCom *	963	496,436
Edwards Lifesciences *	7,223	810,926
Eli Lilly	8,736	2,127,216
Gilead Sciences	13,954	952,919
HCA Healthcare	3,062	759,989
Henry Schein *	1,887	151,243
Hologic *	3,311	248,457
Humana	1,358	578,318
IDEXX Laboratories *	938	636,461

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Illumina *	1,683	$834,347
Incyte *	2,418	187,032
Intuitive Surgical *	1,306	1,294,847
IQVIA Holdings *	2,230	552,371
Johnson & Johnson	29,230	5,033,406
Laboratory Corp of America Holdings *	1,049	310,661
McKesson	1,777	362,206
Medtronic	14,688	1,928,681
Merck	27,762	2,134,065
Mettler-Toledo International *	223	328,637
Moderna *	3,320	1,173,952
Organon *	2,867	83,177
PerkinElmer	1,447	263,687
Perrigo	1,857	89,192
Pfizer	61,544	2,634,699
Quest Diagnostics	1,729	245,172
Regeneron Pharmaceuticals *	1,085	623,452
ResMed	1,608	437,054
STERIS	930	202,694
Stryker	3,448	934,201
Teleflex	419	166,523
Thermo Fisher Scientific	4,428	2,391,164
UnitedHealth Group	10,496	4,326,661
Universal Health Services, Cl B	994	159,448
Vertex Pharmaceuticals *	2,614	526,930
Viatris *	15,286	215,074
Waters *	566	220,633
West Pharmaceutical Services	876	360,675
Zimmer Biomet Holdings	2,575	420,807
Zoetis, Cl A	5,335	1,081,404
		55,519,619
Industrials — 8.5%
3M	6,546	1,295,715

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Alaska Air Group *	1,465	$85,014
Allegion	963	131,546
American Airlines Group *	7,306	148,896
AMETEK	2,701	375,574
AO Smith	1,605	112,879
Boeing *	6,317	1,430,674
Carrier Global	9,731	537,638
Caterpillar	5,874	1,214,450
CH Robinson Worldwide	1,721	153,462
Cintas	954	376,048
Copart *	2,476	363,972
CSX	23,823	769,959
Cummins	1,774	411,745
Deere	3,530	1,276,413
Delta Air Lines *	6,878	274,432
Dover	1,718	287,112
Eaton	4,486	709,013
Emerson Electric	6,519	657,702
Equifax	1,189	309,853
Expeditors International of Washington	1,846	236,749
Fastenal	6,610	362,030
FedEx	2,735	765,663
Fortive	3,976	288,896
Fortune Brands Home & Security	1,655	161,313
Generac Holdings *	773	324,165
General Dynamics	2,451	480,469
General Electric	98,811	1,279,602
Honeywell International	7,548	1,764,647
Howmet Aerospace	4,704	154,385
Huntington Ingalls Industries	229	46,975
IDEX	877	198,807
IHS Markit	4,300	502,412
Illinois Tool Works	3,011	682,503

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Ingersoll Rand *	4,648	$227,148
Jacobs Engineering Group	1,626	219,917
JB Hunt Transport Services	914	153,963
Johnson Controls International	8,185	584,573
Kansas City Southern	993	265,925
L3Harris Technologies	2,089	473,660
Leidos Holdings	1,665	177,189
Lockheed Martin	2,715	1,009,084
Masco	3,221	192,326
Nielsen Holdings	4,781	113,262
Norfolk Southern	2,797	721,151
Northrop Grumman	1,697	616,045
Old Dominion Freight Line	999	268,881
Otis Worldwide	3,888	348,170
PACCAR	4,136	343,247
Parker-Hannifin	1,296	404,391
Pentair	2,085	153,602
Quanta Services	1,607	146,076
Raytheon Technologies	17,115	1,488,149
Republic Services, Cl A	2,657	314,483
Robert Half International	1,473	144,663
Rockwell Automation	1,160	356,607
Rollins	2,867	109,892
Roper Technologies	1,082	531,630
Snap-On	738	160,869
Southwest Airlines *	6,329	319,741
Stanley Black & Decker	1,821	358,828
Teledyne Technologies *	431	195,144
Textron	2,559	176,597
Trane Technologies	2,752	560,335
TransDigm Group *	688	441,070
Union Pacific	7,504	1,641,575
United Airlines Holdings *	3,391	158,428

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
United Parcel Service, Cl B	7,896	$1,510,979
United Rentals *	850	280,118
Verisk Analytics, Cl A	1,836	348,730
Waste Management	4,143	614,241
Westinghouse Air Brake Technologies	2,104	178,567
WW Grainger	599	266,303
Xylem	2,157	271,458
		35,017,730
Information Technology — 28.0%
Accenture, Cl A	6,950	2,207,876
Adobe *	5,250	3,263,558
Advanced Micro Devices *	13,686	1,453,316
Akamai Technologies *	1,845	221,252
Amphenol, Cl A	6,418	465,241
Analog Devices	4,338	726,268
ANSYS *	954	351,511
Apple	175,650	25,620,309
Applied Materials	10,443	1,461,289
Arista Networks *	494	187,913
Autodesk *	2,591	832,048
Automatic Data Processing	4,835	1,013,561
Broadcom	4,437	2,153,720
Broadridge Financial Solutions	1,557	270,124
Cadence Design Systems *	3,299	487,097
CDW	1,723	315,912
Cisco Systems	46,304	2,563,852
Citrix Systems	1,631	164,323
Cognizant Technology Solutions, Cl A	6,183	454,636
Corning	9,213	385,656
DXC Technology *	3,438	137,451
Enphase Energy *	1,623	307,721
F5 Networks *	863	178,218
Fidelity National Information Services	6,588	981,941

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Fiserv *	6,727	$774,345
FleetCor Technologies *	875	225,942
Fortinet *	1,538	418,705
Gartner *	985	260,759
Global Payments	3,482	673,454
Hewlett Packard Enterprise	15,379	222,995
HP	14,349	414,256
Intel	44,377	2,383,933
International Business Machines	9,659	1,361,533
Intuit	2,989	1,584,080
IPG Photonics *	235	51,268
Jack Henry & Associates	888	154,592
Juniper Networks	4,428	124,604
Keysight Technologies *	2,168	356,744
KLA	1,701	592,220
Lam Research	1,618	1,031,329
Mastercard, Cl A	9,706	3,745,934
Maxim Integrated Products *	3,340	333,699
Microchip Technology	3,362	481,169
Micron Technology	12,543	973,086
Microsoft	84,361	24,035,293
Monolithic Power Systems	378	169,820
Motorola Solutions	1,791	401,041
NetApp	2,732	217,440
NortonLifeLock	7,282	180,739
NVIDIA	27,639	5,389,329
Oracle	19,994	1,742,277
Paychex	3,406	387,671
Paycom Software *	438	175,200
PayPal Holdings *	13,030	3,590,156
PTC *	851	115,268
Qorvo *	1,348	255,567
QUALCOMM	12,283	1,839,993

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
salesforce.com *	10,146	$2,454,622
Seagate Technology Holdings	2,093	183,975
ServiceNow *	2,150	1,263,964
Skyworks Solutions	1,723	317,911
Synopsys *	1,722	495,919
TE Connectivity	3,719	548,441
Teradyne	1,815	230,505
Texas Instruments	10,517	2,004,751
Trimble *	2,831	242,050
Tyler Technologies *	382	188,188
VeriSign *	1,083	234,329
Visa, Cl A	18,806	4,633,610
Western Digital *	3,656	237,384
Western Union	5,236	121,528
Xilinx *	2,798	419,252
Zebra Technologies, Cl A *	672	371,267
		114,816,930
Materials — 2.3%
Air Products & Chemicals	2,594	754,932
Albemarle	1,481	305,145
Amcor	18,723	216,438
Avery Dennison	951	200,357
Ball	3,847	311,145
Celanese, Cl A	1,550	241,443
CF Industries Holdings	2,459	116,188
Corteva	8,662	370,560
Dow	8,823	548,438
DuPont de Nemours	6,283	471,539
Eastman Chemical	1,652	186,213
Ecolab	2,788	615,674
FMC	1,660	177,537
Freeport-McMoRan Copper & Gold	16,077	612,534
International Flavors & Fragrances	2,826	425,709

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
International Paper	4,693	$271,068
LyondellBasell Industries, Cl A	3,047	302,658
Martin Marietta Materials	565	205,264
Mosaic	3,481	108,712
Newmont	9,128	573,421
Nucor	3,519	366,046
Packaging Corp of America	971	137,396
PPG Industries	2,751	449,844
Sealed Air	1,936	109,868
Sherwin-Williams	2,686	781,707
Vulcan Materials	1,721	309,763
Westrock	3,170	155,996
		9,325,595
Real Estate — 2.7%
Alexandria Real Estate Equities ‡	1,562	314,493
American Tower, Cl A ‡	5,171	1,462,359
AvalonBay Communities ‡	1,722	392,323
Boston Properties ‡	1,665	195,438
CBRE Group, Cl A *	4,103	395,776
Crown Castle International ‡	4,991	963,712
Digital Realty Trust ‡	3,111	479,592
Duke Realty ‡	4,513	229,621
Equinix ‡	943	773,647
Equity Residential ‡	3,703	311,533
Essex Property Trust ‡	643	210,968
Extra Space Storage ‡	1,692	294,645
Federal Realty Investment Trust ‡	965	113,416
Healthpeak Properties ‡	5,966	220,563
Host Hotels & Resorts ‡ *	8,621	137,332
Iron Mountain ‡	3,825	167,382
Kimco Realty ‡	5,789	123,479
Mid-America Apartment Communities ‡	1,040	200,824
ProLogis ‡	8,208	1,050,952

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Public Storage ‡	1,713	$535,278
Realty Income ‡	4,436	311,806
Regency Centers ‡	2,031	132,848
SBA Communications, Cl A ‡	1,038	353,948
Simon Property Group ‡	3,905	494,061
UDR ‡	3,813	209,677
Ventas ‡	4,384	262,076
Vornado Realty Trust ‡	1,870	81,345
Welltower ‡	4,565	396,516
Weyerhaeuser ‡	8,872	299,253
		11,114,863
Utilities — 2.6%
AES	7,745	183,557
Alliant Energy	2,798	163,767
Ameren	2,827	237,242
American Electric Power	5,490	483,779
American Water Works	2,158	367,097
Atmos Energy	1,597	157,448
CenterPoint Energy	6,595	167,909
CMS Energy	3,564	220,220
Consolidated Edison	4,109	303,121
Dominion Energy	9,526	713,212
DTE Energy	2,181	255,875
Duke Energy	8,117	853,178
Edison International	4,573	249,229
Entergy	2,593	266,872
Evergy	2,744	178,964
Eversource Energy	3,772	325,410
Exelon	11,650	545,220
FirstEnergy	6,828	261,649
NextEra Energy	22,172	1,727,199
NiSource	4,859	120,357
NRG Energy	2,718	112,090

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P 500® Covered Call ETF

	Shares/Number of Contracts	Value
COMMON STOCK — continued
Utilities — continued
Pinnacle West Capital	1,508	$125,993
PPL	9,382	266,167
Public Service Enterprise Group	5,897	366,970
Sempra Energy	3,360	438,984
Southern	12,135	775,062
WEC Energy Group	3,509	330,337
Xcel Energy	6,223	424,720
		10,621,628
TOTAL UNITED STATES		413,787,994

TOTAL INVESTMENTS — 101.6%
(Cost $356,322,007)		$416,396,283

WRITTEN OPTION— (1.7)%(1)
UNITED STATES— (1.7)%
(Premiums Received $5,694,677)	(947)	$(7,111,970)

Percentages are based on Net Assets of $409,835,601.

A list of the exchange traded option contracts held by the Fund at July 31, 2021, is as follows:

Description	Number of Contracts	Notional Amount+	Exercise Price	Expiration Date	Value
WRITTEN OPTION — (1.7)%
Call Options
S&P 500 Index*	(947)	$(5,694,677)	$4,360.00	08/20/21	$(7,111,970)

*	Non-income producing security.
+	Notional amount for all options totals $(416,231,122).
‡	Real Estate Investment Trust
(1)	Refer to table below for details on Options Contracts.
(A)	All or a portion of these securities has been segregated as collateral for written options contracts. The aggregate market value of collateral at July 31, 2021 was $416,396,283.

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P 500® Covered Call ETF

Cl — Class
S&P — Standard & Poor's

The following is a summary of the level of inputs used as of July 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$416,396,283	$—	$—	$416,396,283
Total Investments in Securities	$416,396,283	$—	$—	$416,396,283

Liabilities	Level 1	Level 2	Level 3	Total
Written Option	$(7,111,970)	$—	$—	$(7,111,970)
Total Liabilities	$(7,111,970)	$—	$—	$(7,111,970)

For the period ended July 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	July 31, 2021

Global X Russell 2000 Covered Call ETF

	Shares/Number of Contracts	Value
EXCHANGE TRADED FUND — 102.6%‡ (A)
Vanguard Russell 2000 ETF (Cost $270,419,085)	3,126,486	$279,038,876

WRITTEN OPTION— (2.8)%(1)
UNITED STATES— (2.8)%
(Premiums Received $7,190,952)	(1,253)	$(7,514,975)

Percentages are based on Net Assets of $271,882,163.

A list of the exchange traded option contracts held by the Fund at July 31, 2021, is as follows:

Description	Number of Contracts	Notional Amount+	Exercise Price	Expiration Date	Value
WRITTEN OPTION — (2.7)%
Call Options
Russell 2000 Index	(1,253)	$(7,190,952)	$2,200.00	08/20/21	$(7,514,975)

‡	For financial information on the Vanguard Russell 2000 ETF, please go to the Securities Exchange Commission’s website at http://www.sec.gov.
+	Notional amount for all options totals $(278,948,624).
(1)	Refer to table below for details on Options Contracts.
(A)	All or a portion of these securities has been segregated as collateral for written options contracts. The aggregate market value of collateral at July 31, 2021 was $279,038,876.

ETF — Exchange Traded Fund

The following is a summary of the level of inputs used as of July 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$279,038,876	$—	$—	$279,038,876
Total Investments in Securities	$279,038,876	$—	$—	$279,038,876

Liabilities	Level 1	Level 2	Level 3	Total
Written Option	$(7,514,975)	$—	$—	$(7,514,975)
Total Liabilities	$(7,514,975)	$—	$—	$(7,514,975)

For the period ended July 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	July 31, 2021

Global X Nasdaq 100 Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — 101.3% (A)
ARGENTINA — 0.5%
Consumer Discretionary — 0.5%
MercadoLibre *	81	$127,065

CHINA — 1.7%
Communication Services — 0.5%
Baidu ADR *	440	72,164
NetEase ADR	495	50,594
		122,758
Consumer Discretionary — 0.8%
JD.com ADR *	1,348	95,546
Pinduoduo ADR *	647	59,272
Trip.com Group ADR *	922	23,907
		178,725
Information Technology — 0.4%
NXP Semiconductors	454	93,701

TOTAL CHINA		395,184

ISRAEL — 0.1%
Information Technology — 0.1%
Check Point Software Technologies *	234	29,741

NETHERLANDS — 0.4%
Information Technology — 0.4%
ASML Holding ADR, Cl G	132	101,210

UNITED STATES — 98.6%
Communication Services — 19.3%
Activision Blizzard	1,289	107,786
Alphabet, Cl A *	331	891,889
Alphabet, Cl C *	355	960,070
Charter Communications, Cl A *	313	232,888
Comcast, Cl A	7,651	450,108
Electronic Arts	497	71,548

Schedule of Investments (Unaudited)	July 31, 2021

Global X Nasdaq 100 Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Facebook, Cl A *	2,620	$933,506
Fox, Cl A	586	20,897
Fox, Cl B	446	14,825
Match Group *	457	72,786
Netflix *	739	382,484
Sirius XM Holdings	6,660	43,090
T-Mobile US *	2,076	298,986
		4,480,863
Consumer Discretionary — 15.5%
Amazon.com *	554	1,843,484
Booking Holdings *	70	152,478
Dollar Tree *	369	36,823
eBay	1,127	76,873
Lululemon Athletica *	210	84,036
Marriott International, Cl A *	534	77,953
O'Reilly Automotive *	123	74,272
Peloton Interactive, Cl A *	446	52,650
Ross Stores	587	72,019
Starbucks	1,947	236,425
Tesla *	1,304	896,109
		3,603,122
Consumer Staples — 4.9%
Costco Wholesale	737	316,703
Keurig Dr Pepper	2,339	82,356
Kraft Heinz	2,019	77,671
Mondelez International, Cl A	2,332	147,522
Monster Beverage *	876	82,624
PepsiCo	2,306	361,928
Walgreens Boots Alliance	1,424	67,142
		1,135,946
Health Care — 6.8%
Align Technology *	135	93,933

Schedule of Investments (Unaudited)	July 31, 2021

Global X Nasdaq 100 Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Amgen	949	$229,221
Biogen *	257	83,970
Cerner	524	42,124
DexCom *	159	81,966
Gilead Sciences	2,084	142,316
IDEXX Laboratories *	141	95,673
Illumina *	238	117,989
Incyte *	376	29,084
Intuitive Surgical *	199	197,300
Moderna *	666	235,498
Regeneron Pharmaceuticals *	169	97,109
Seagen *	309	47,398
Vertex Pharmaceuticals *	428	86,276
		1,579,857
Industrials — 2.8%
Cintas	167	65,828
Copart *	392	57,624
CSX	3,768	121,782
Fastenal	940	51,484
Honeywell International	1,150	268,858
PACCAR	569	47,221
Verisk Analytics, Cl A	269	51,094
		663,891
Information Technology — 48.4%
Adobe *	794	493,575
Advanced Micro Devices *	2,021	214,610
Analog Devices	620	103,800
ANSYS *	147	54,164
Apple	18,277	2,665,883
Applied Materials	1,509	211,154
Atlassian, Cl A *	229	74,452
Autodesk *	364	116,891

Schedule of Investments (Unaudited)	July 31, 2021

Global X Nasdaq 100 Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Automatic Data Processing	718	$150,514
Broadcom	679	329,587
Cadence Design Systems *	456	67,328
CDW	234	42,904
Cisco Systems	7,026	389,030
Cognizant Technology Solutions, Cl A	903	66,398
DocuSign, Cl A *	333	99,247
Fiserv *	1,104	127,081
Intel	6,732	361,643
Intuit	457	242,196
KLA	264	91,914
Lam Research	237	151,066
Marvell Technology	1,391	84,169
Maxim Integrated Products *	456	45,559
Microchip Technology	455	65,120
Micron Technology	1,864	144,609
Microsoft	8,247	2,349,654
NVIDIA	4,145	808,233
Okta, Cl A *	206	51,045
Paychex	592	67,381
PayPal Holdings *	1,953	538,110
QUALCOMM	1,867	279,677
Skyworks Solutions	272	50,187
Splunk *	289	41,032
Synopsys *	248	71,422
Texas Instruments	1,538	293,174
VeriSign *	191	41,327
Workday, Cl A *	314	73,602
Xilinx	410	61,434
Zoom Video Communications, Cl A *	390	147,459
		11,266,631

Schedule of Investments (Unaudited)	July 31, 2021

Global X Nasdaq 100 Covered Call & Growth ETF

	Shares/ Number of Contracts	Value
COMMON STOCK — continued
Utilities — 0.9%
American Electric Power	821	$72,347
Exelon	1,654	77,406
Xcel Energy	883	60,265
		210,018
TOTAL UNITED STATES		22,940,328

TOTAL INVESTMENTS — 101.3%
(Cost $20,996,895)		$23,593,528

WRITTEN OPTION— (1.3)%(1)
UNITED STATES— (1.3)%
(Premiums Received $248,272)	(39)	$(293,280)

Percentages are based on Net Assets of $23,301,223.

A list of the exchange traded option contracts held by the Fund at July 31, 2021, is as follows:

Description	Number of Contracts	Notional Amount+	Exercise Price	Expiration Date	Value
WRITTEN OPTION — (1.3)%
Call Options
NQX*	(39)	$(248,272)	$2,950.00	08/20/21	$(293,280)

*	Non-income producing security.
+	Notional amount for all options totals $(11,668,718).
(1)	Refer to table below for details on Options Contracts.
(A)	All or a portion of these securities has been segregated as collateral for written options contracts. The aggregate market value of collateral at July 31, 2021 was $25,583,528.

ADR — American Depositary Receipt
Cl — Class
NQX —Nasdaq 100 Index

Schedule of Investments (Unaudited)	July 31, 2021

Global X Nasdaq 100 Covered Call & Growth ETF

The following is a summary of the level of inputs used as of July 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$23,593,528	$—	$—	$23,593,528
Total Investments in Securities	$23,593,528	$—	$—	$23,593,528

Liabilities	Level 1	Level 2	Level 3	Total
Written Option	$(293,280)	$—	$—	$(293,280)
Total Liabilities	$(293,280)	$—	$—	$(293,280)

For the period ended July 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P 500 Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — 100.6% (A)
CHINA — 0.2%
Information Technology — 0.2%
NXP Semiconductors	46	$9,494
UNITED KINGDOM — 0.5%
Materials — 0.5%
Linde	85	26,129
UNITED STATES — 99.9%
Communication Services — 11.3%
Activision Blizzard	128	10,703
Alphabet, Cl A *	50	134,727
Alphabet, Cl C *	47	127,108
AT&T	1,187	33,295
Charter Communications, Cl A *	23	17,113
Comcast, Cl A	764	44,945
Discovery, Cl A *	24	696
Discovery, Cl C *	54	1,464
DISH Network, Cl A *	42	1,759
Electronic Arts	43	6,190
Facebook, Cl A *	397	141,450
Fox, Cl A	62	2,211
Fox, Cl B	24	798
Interpublic Group	66	2,334
Live Nation Entertainment *	21	1,657
Lumen Technologies	171	2,132
Netflix *	73	37,783
News, Cl A	66	1,626
News, Cl B	22	517
Omnicom Group	40	2,913

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P 500 Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Take-Two Interactive Software *	20	$3,468
T-Mobile US *	94	13,538
Twitter *	136	9,486
Verizon Communications	680	37,931
ViacomCBS, Cl B	103	4,216
Walt Disney	299	52,631
		692,691
Consumer Discretionary — 12.1%
Advance Auto Parts	13	2,757
Amazon.com *	71	236,259
Aptiv *	45	7,508
AutoZone *	3	4,871
Best Buy	39	4,382
Booking Holdings *	7	15,248
BorgWarner	39	1,910
Caesars Entertainment *	34	2,970
CarMax *	25	3,349
Carnival *	119	2,576
Chipotle Mexican Grill, Cl A *	5	9,317
Darden Restaurants	22	3,209
Dollar General	41	9,538
Dollar Tree *	40	3,992
Domino's Pizza	6	3,153
DR Horton	54	5,153
eBay	100	6,821
Etsy *	19	3,487
Expedia Group *	22	3,539
Ford Motor *	665	9,277
Gap	39	1,138
Garmin	25	3,930
General Motors *	219	12,448
Genuine Parts	24	3,046

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P 500 Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Hanesbrands	62	$1,132
Hasbro	23	2,287
Hilton Worldwide Holdings *	43	5,652
Home Depot	175	57,432
L Brands	42	3,363
Las Vegas Sands *	60	2,541
Leggett & Platt	22	1,057
Lennar, Cl A	41	4,311
LKQ *	46	2,335
Lowe's	115	22,159
Marriott International, Cl A *	42	6,131
McDonald's	124	30,097
MGM Resorts International	69	2,590
Mohawk Industries *	12	2,339
Newell Brands	65	1,609
NIKE, Cl B	209	35,010
Norwegian Cruise Line Holdings *	56	1,346
O'Reilly Automotive *	11	6,642
Penn National Gaming *	26	1,778
Pool	6	2,867
PulteGroup	44	2,414
PVH *	16	1,674
Ralph Lauren, Cl A	4	454
Ross Stores	59	7,239
Royal Caribbean Cruises *	36	2,767
Starbucks	196	23,800
Tapestry *	46	1,946
Target	84	21,928
Tesla *	127	87,274
TJX	205	14,106
Tractor Supply	20	3,619
Ulta Beauty *	9	3,022

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P 500 Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Under Armour, Cl A *	38	$777
Under Armour, Cl C *	39	683
VF	60	4,812
Whirlpool	12	2,658
Wynn Resorts *	18	1,770
Yum! Brands	45	5,913
		739,412
Consumer Staples — 5.9%
Altria Group	309	14,844
Archer-Daniels-Midland	91	5,435
Brown-Forman, Cl B	36	2,553
Campbell Soup	38	1,661
Church & Dwight	42	3,636
Clorox	19	3,437
Coca-Cola	649	37,012
Colgate-Palmolive	137	10,892
Conagra Brands	85	2,847
Constellation Brands, Cl A	28	6,282
Costco Wholesale	72	30,940
Estee Lauder, Cl A	39	13,019
General Mills	100	5,886
Hershey	22	3,935
Hormel Foods	46	2,133
J M Smucker	20	2,622
Kellogg	44	2,788
Kimberly-Clark	59	8,007
Kraft Heinz	111	4,270
Kroger	127	5,169
Lamb Weston Holdings	24	1,602
McCormick	41	3,451
Molson Coors Beverage, Cl B	38	1,858
Mondelez International, Cl A	225	14,235

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P 500 Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Monster Beverage *	60	$5,659
PepsiCo	227	35,628
Philip Morris International	262	26,224
Procter & Gamble	404	57,461
Sysco	81	6,010
Tyson Foods, Cl A	48	3,430
Walgreens Boots Alliance	127	5,988
Walmart	225	32,074
		360,988
Energy — 2.6%
APA	65	1,219
Baker Hughes, Cl A	120	2,549
Cabot Oil & Gas	66	1,056
Chevron	316	32,172
ConocoPhillips	218	12,221
Devon Energy	87	2,248
Diamondback Energy	34	2,622
EOG Resources	97	7,067
Exxon Mobil	709	40,817
Halliburton	159	3,288
Hess	42	3,210
Kinder Morgan	341	5,927
Marathon Oil	144	1,669
Marathon Petroleum	110	6,074
NOV *	66	911
Occidental Petroleum	148	3,863
ONEOK	81	4,210
Phillips 66	75	5,507
Pioneer Natural Resources	40	5,815
Schlumberger	233	6,718
Valero Energy	69	4,621

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P 500 Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Williams	214	$5,361
		159,145
Financials — 11.1%
Aflac	107	5,885
Allstate	52	6,763
American Express	105	17,906
American International Group	144	6,818
Ameriprise Financial	19	4,894
Aon, Cl A	40	10,401
Arthur J Gallagher	38	5,294
Assurant	12	1,894
Bank of America	1,239	47,527
Bank of New York Mellon	136	6,981
Berkshire Hathaway, Cl B *	314	87,384
BlackRock, Cl A	23	19,945
Capital One Financial	79	12,774
Cboe Global Markets	20	2,369
Charles Schwab	242	16,444
Chubb	72	12,149
Cincinnati Financial	20	2,358
Citigroup	344	23,261
Citizens Financial Group	73	3,078
CME Group, Cl A	59	12,516
Comerica	22	1,511
Discover Financial Services	52	6,465
Everest Re Group	4	1,011
Fifth Third Bancorp	116	4,210
First Republic Bank	29	5,656
Franklin Resources	44	1,300
Globe Life	19	1,769
Goldman Sachs Group	55	20,618
Hartford Financial Services Group	64	4,072

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P 500 Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Huntington Bancshares	204	$2,872
Intercontinental Exchange	89	10,665
Invesco	65	1,585
JPMorgan Chase	500	75,889
KeyCorp	171	3,362
Lincoln National	36	2,218
Loews	42	2,252
M&T Bank	19	2,543
MarketAxess Holdings	6	2,851
Marsh & McLennan	84	12,366
MetLife	126	7,270
Moody's	27	10,152
Morgan Stanley	251	24,090
MSCI, Cl A	14	8,343
Nasdaq	20	3,735
Northern Trust	37	4,175
People's United Financial	80	1,256
PNC Financial Services Group	68	12,404
Principal Financial Group	44	2,734
Progressive	102	9,706
Prudential Financial	66	6,618
Raymond James Financial	22	2,849
Regions Financial	169	3,253
S&P Global	41	17,578
State Street	62	5,403
SVB Financial Group *	9	4,950
Synchrony Financial	101	4,749
T Rowe Price Group	38	7,758
Travelers	42	6,255
Truist Financial	229	12,464
Unum Group	38	1,041
US Bancorp	231	12,830

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P 500 Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
W R Berkley	23	$1,683
Wells Fargo	689	31,653
Willis Towers Watson	22	4,534
Zions Bancorp	27	1,408
		678,747
Health Care — 13.4%
Abbott Laboratories	296	35,810
AbbVie	295	34,310
ABIOMED *	7	2,290
Agilent Technologies	53	8,121
Align Technology *	12	8,350
AmerisourceBergen, Cl A	20	2,443
Amgen	97	23,429
Anthem	41	15,744
Baxter International	79	6,111
Becton Dickinson	49	12,532
Biogen *	25	8,168
Bio-Rad Laboratories, Cl A *	3	2,219
Boston Scientific *	231	10,534
Bristol-Myers Squibb	373	25,316
Cardinal Health	40	2,375
Catalent *	23	2,756
Centene *	99	6,792
Cerner	51	4,100
Charles River Laboratories International *	8	3,255
Cigna	58	13,310
Cooper	8	3,374
CVS Health	216	17,790
Danaher	107	31,831
DaVita *	15	1,804
DENTSPLY SIRONA	33	2,179
DexCom *	15	7,733

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P 500 Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Edwards Lifesciences *	104	$11,676
Eli Lilly	130	31,655
Gilead Sciences	201	13,726
HCA Healthcare	42	10,424
Henry Schein *	24	1,924
Hologic *	44	3,302
Humana	21	8,943
IDEXX Laboratories *	14	9,499
Illumina *	23	11,402
Incyte *	35	2,707
Intuitive Surgical *	20	19,829
IQVIA Holdings *	30	7,431
Johnson & Johnson	435	74,908
Laboratory Corp of America Holdings *	14	4,146
McKesson	24	4,892
Medtronic	226	29,676
Merck	427	32,823
Mettler-Toledo International *	4	5,895
Moderna *	49	17,326
Organon *	41	1,189
PerkinElmer	20	3,645
Perrigo	22	1,057
Pfizer	945	40,455
Quest Diagnostics	22	3,120
Regeneron Pharmaceuticals *	18	10,343
ResMed	22	5,980
STERIS	18	3,923
Stryker	52	14,089
Teleflex	7	2,782
Thermo Fisher Scientific	66	35,640
UnitedHealth Group	156	64,307
Universal Health Services, Cl B	9	1,444

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P 500 Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Vertex Pharmaceuticals *	42	$8,466
Viatris *	189	2,659
Waters *	9	3,508
West Pharmaceutical Services	11	4,529
Zimmer Biomet Holdings	31	5,066
Zoetis, Cl A	81	16,419
		823,481
Industrials — 8.4%
3M	94	18,606
Alaska Air Group *	22	1,277
Allegion	18	2,459
American Airlines Group *	99	2,018
AMETEK	39	5,423
AO Smith	22	1,547
Boeing *	89	20,157
Carrier Global	135	7,459
Caterpillar	94	19,434
CH Robinson Worldwide	22	1,962
Cintas	13	5,124
Copart *	35	5,145
CSX	363	11,732
Cummins	23	5,338
Deere	50	18,080
Delta Air Lines *	100	3,990
Dover	22	3,677
Eaton	64	10,115
Emerson Electric	101	10,191
Equifax	20	5,212
Expeditors International of Washington	26	3,335
Fastenal	92	5,039
FedEx	39	10,918
Fortive	54	3,924

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P 500 Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Fortune Brands Home & Security	22	$2,144
Generac Holdings *	9	3,774
General Dynamics	40	7,841
General Electric	1,418	18,363
Honeywell International	113	26,419
Howmet Aerospace	66	2,166
Huntington Ingalls Industries	4	821
IDEX	10	2,267
IHS Markit	64	7,477
Illinois Tool Works	48	10,880
Ingersoll Rand *	64	3,128
Jacobs Engineering Group	22	2,976
JB Hunt Transport Services	11	1,853
Johnson Controls International	119	8,499
Kansas City Southern	13	3,481
L3Harris Technologies	32	7,256
Leidos Holdings	22	2,341
Lockheed Martin	41	15,238
Masco	44	2,627
Nielsen Holdings	64	1,516
Norfolk Southern	42	10,829
Northrop Grumman	23	8,349
Old Dominion Freight Line	18	4,845
Otis Worldwide	63	5,642
PACCAR	58	4,813
Parker-Hannifin	20	6,241
Pentair	26	1,915
Quanta Services	22	2,000
Raytheon Technologies	258	22,434
Republic Services, Cl A	40	4,734
Robert Half International	20	1,964
Rockwell Automation	20	6,148

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P 500 Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Rollins	41	$1,572
Roper Technologies	16	7,861
Snap-On	11	2,398
Southwest Airlines *	105	5,304
Stanley Black & Decker	24	4,729
Teledyne Technologies *	7	3,169
Textron	41	2,829
Trane Technologies	38	7,737
TransDigm Group *	9	5,770
Union Pacific	112	24,501
United Airlines Holdings *	56	2,616
United Parcel Service, Cl B	122	23,345
United Rentals *	12	3,955
Verisk Analytics, Cl A	25	4,749
Waste Management	66	9,785
Westinghouse Air Brake Technologies	33	2,801
WW Grainger	7	3,112
Xylem	25	3,146
		512,522
Information Technology — 27.8%
Accenture, Cl A	107	33,992
Adobe *	80	49,730
Advanced Micro Devices *	202	21,450
Akamai Technologies *	25	2,998
Amphenol, Cl A	102	7,394
Analog Devices	62	10,380
ANSYS *	13	4,790
Apple	2,608	380,402
Applied Materials	154	21,549
Arista Networks *	9	3,424
Autodesk *	37	11,882
Automatic Data Processing	68	14,255

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P 500 Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Broadcom	69	$33,493
Broadridge Financial Solutions	20	3,470
Cadence Design Systems *	44	6,497
CDW	22	4,034
Cisco Systems	704	38,980
Citrix Systems	20	2,015
Cognizant Technology Solutions, Cl A	81	5,956
Corning	124	5,191
DXC Technology *	44	1,759
Enphase Energy *	19	3,602
F5 Networks *	7	1,446
Fidelity National Information Services	100	14,905
Fiserv *	98	11,281
FleetCor Technologies *	12	3,099
Fortinet *	22	5,989
Gartner *	12	3,177
Global Payments	47	9,090
Hewlett Packard Enterprise	229	3,321
HP	221	6,380
Intel	676	36,315
International Business Machines	145	20,439
Intuit	46	24,379
IPG Photonics *	3	654
Jack Henry & Associates	15	2,611
Juniper Networks	60	1,688
Keysight Technologies *	28	4,607
KLA	25	8,704
Lam Research	24	15,298
Mastercard, Cl A	144	55,575
Maxim Integrated Products *	44	4,396
Microchip Technology	42	6,011
Micron Technology	189	14,663

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P 500 Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Microsoft	1,252	$356,708
Monolithic Power Systems	7	3,145
Motorola Solutions	28	6,270
NetApp	40	3,184
NortonLifeLock	104	2,581
NVIDIA	412	80,336
Oracle	296	25,793
Paychex	55	6,260
Paycom Software *	8	3,200
PayPal Holdings *	197	54,279
PTC *	16	2,167
Qorvo *	20	3,792
QUALCOMM	184	27,563
salesforce.com *	155	37,499
Seagate Technology Holdings	40	3,516
ServiceNow *	33	19,400
Skyworks Solutions	24	4,428
Synopsys *	25	7,200
TE Connectivity	51	7,521
Teradyne	26	3,302
Texas Instruments	155	29,546
Trimble *	42	3,591
Tyler Technologies*	6	2,956
VeriSign *	18	3,895
Visa, Cl A	279	68,743
Western Digital *	58	3,766
Western Union	69	1,601
Xilinx	42	6,293
Zebra Technologies, Cl A *	9	4,972
		1,704,778
Materials — 2.1%
Air Products & Chemicals	37	10,768

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P 500 Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Albemarle	20	$4,121
Amcor	276	3,191
Avery Dennison	16	3,371
Ball	54	4,368
Celanese, Cl A	20	3,115
CF Industries Holdings	40	1,890
Corteva	120	5,134
Dow	124	7,708
DuPont de Nemours	84	6,304
Eastman Chemical	22	2,480
Ecolab	39	8,612
FMC	22	2,353
Freeport-McMoRan Copper & Gold	246	9,372
International Flavors & Fragrances	42	6,327
International Paper	66	3,812
LyondellBasell Industries, Cl A	44	4,371
Martin Marietta Materials	12	4,359
Mosaic	62	1,936
Newmont	139	8,732
Nucor	44	4,577
Packaging Corp of America	18	2,547
PPG Industries	39	6,377
Sealed Air	24	1,362
Sherwin-Williams	40	11,641
Vulcan Materials	22	3,960
Westrock	45	2,214
		135,002
Real Estate — 2.6%
Alexandria Real Estate Equities ‡	20	4,027
American Tower, Cl A ‡	76	21,493
AvalonBay Communities ‡	20	4,557
Boston Properties ‡	23	2,700

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P 500 Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
CBRE Group, Cl A *	54	$5,209
Crown Castle International ‡	69	13,323
Digital Realty Trust ‡	44	6,783
Duke Realty ‡	64	3,256
Equinix ‡	15	12,306
Equity Residential ‡	54	4,543
Essex Property Trust ‡	10	3,281
Extra Space Storage ‡	22	3,831
Federal Realty Investment Trust ‡	16	1,880
Healthpeak Properties ‡	101	3,734
Host Hotels & Resorts ‡ *	126	2,007
Iron Mountain ‡	47	2,057
Kimco Realty ‡	80	1,706
Mid-America Apartment Communities ‡	20	3,862
ProLogis ‡	124	15,877
Public Storage ‡	25	7,812
Realty Income ‡	62	4,358
Regency Centers ‡	24	1,570
SBA Communications, Cl A ‡	20	6,820
Simon Property Group ‡	58	7,338
UDR ‡	56	3,079
Ventas ‡	64	3,826
Vornado Realty Trust ‡	24	1,044
Welltower ‡	63	5,473
Weyerhaeuser ‡	130	4,385
		162,137
Utilities — 2.6%
AES	104	2,465
Alliant Energy	43	2,517
Ameren	42	3,525
American Electric Power	83	7,314
American Water Works	33	5,614

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P 500 Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Atmos Energy	18	$1,775
CenterPoint Energy	100	2,546
CMS Energy	47	2,904
Consolidated Edison	60	4,426
Dominion Energy	133	9,957
DTE Energy	34	3,989
Duke Energy	131	13,769
Edison International	57	3,107
Entergy	38	3,911
Evergy	41	2,674
Eversource Energy	59	5,090
Exelon	164	7,675
FirstEnergy	86	3,296
NextEra Energy	333	25,940
NiSource	67	1,660
NRG Energy	42	1,732
Pinnacle West Capital	20	1,671
PPL	139	3,943
Public Service Enterprise Group	86	5,352
Sempra Energy	54	7,055
Southern	181	11,560
WEC Energy Group	59	5,554
Xcel Energy	98	6,689
		157,710
TOTAL UNITED STATES		6,123,097

TOTAL INVESTMENTS — 100.6%
(Cost $5,506,845)		$6,162,236

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P 500 Covered Call & Growth ETF

	Number of Contracts	Value
WRITTEN OPTION— (1.0)%(1)
UNITED STATES— (1.0)%
(Premiums Received $46,817)	(70)	$(58,835)

Percentages are based on Net Assets of $6,126,079.

A list of the exchange traded option contracts held by the Fund at July 31, 2021, is as follows:

Description	Number of Contracts	Notional Amount+	Exercise Price	Expiration Date	Value
WRITTEN OPTION — (1.0)%
Call Options
S&P 500 Index	(70)	$(46,817)	$435.00	08/20/21	$(58,835)

*	Non-income producing security.
‡	Real Estate Investment Trust
+	Notional amount for all options totals $(3,076,710).
(1)	Refer to table below for details on Options Contracts.
(A)	All or a portion of these securities has been segregated as collateral for written options contracts. The aggregate market value of collateral at July 31, 2021 was $6,162,236.

Cl — Class
S&P — Standard & Poor's

The following is a summary of the level of inputs used as of July 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$6,162,236	$—	$—	$6,162,236
Total Investments in Securities	$6,162,236	$—	$—	$6,162,236

Liabilities	Level 1	Level 2	Level 3	Total
Written Option	$(58,835)	$—	$—	$(58,835)
Total Liabilities	$(58,835)	$—	$—	$(58,835)

For the period ended July 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	July 31, 2021

Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.5%
UNITED STATES— 99.5%
Communication Services — 1.4%
Telephone and Data Systems, 6.625%	113,883	$3,233,138

Consumer Discretionary — 4.3%
Qurate Retail, 8.000%	88,787	9,631,614

Consumer Staples — 1.9%
CHS, Ser 4, 7.500%	146,940	4,296,526

Energy — 8.9%
Crestwood Equity Partners, 9.250%	475,388	4,535,202
Energy Transfer, 7.600%, VAR ICE LIBOR USD 3 Month+5.161%	237,250	5,950,230
Energy Transfer, 7.400%	132,276	3,354,519
Energy Transfer, 7.375%, VAR ICE LIBOR USD 3 Month+4.530%	134,082	3,361,436
NuStar Logistics, 6.860%, VAR ICE LIBOR USD 3 Month+6.734%	112,268	2,837,012
		20,038,399
Financials — 62.5%
AGNC Investment, 7.000%, VAR ICE LIBOR USD 3 Month+5.111% ‡	93,116	2,445,226
AGNC Investment, 6.500%, VAR ICE LIBOR USD 3 Month+4.993% ‡	113,713	2,928,110
AGNC Investment, 6.125%, VAR ICE LIBOR USD 3 Month+4.697% ‡	163,238	4,146,245
Annaly Capital Management, 6.950%, VAR ICE LIBOR USD 3 Month+4.993% ‡	203,577	5,313,360
Annaly Capital Management, 6.750%, VAR ICE LIBOR USD 3 Month+4.989% ‡	123,439	3,253,852
Annaly Capital Management, 6.500%, VAR ICE LIBOR USD 3 Month+4.172% ‡	120,728	3,153,415

Schedule of Investments (Unaudited)	July 31, 2021

Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Athene Holding, 6.350%, VAR ICE LIBOR USD 3 Month+4.253%	243,107	$7,232,433
Bank of America, 6.000%	282,236	7,620,372
Charles Schwab, 5.950%	213,086	5,446,478
Citigroup, Ser J, 7.125%, VAR ICE LIBOR USD 3 Month+4.040%	90,969	2,575,332
Citigroup, 6.875%, VAR ICE LIBOR USD 3 Month+4.130%	144,173	4,140,649
Citigroup Capital XIII, 6.499%, VAR ICE LIBOR USD 3 Month+6.370%	216,167	5,992,149
Fifth Third Bancorp, 6.625%, VAR ICE LIBOR USD 3 Month+3.710%	129,173	3,708,557
GMAC Capital Trust I, Ser 2, 5.941%, VAR ICE LIBOR USD 3 Month+5.785% (A)	489,609	13,038,288
Goldman Sachs Group, 6.375%, VAR ICE LIBOR USD 3 Month+3.550%	195,372	5,616,945
Hartford Financial Services Group, 7.875%, VAR ICE LIBOR USD 3 Month+5.596%	172,585	4,564,873
JPMorgan Chase, 6.000%	198,288	5,565,944
Morgan Stanley, Ser E, 7.125%, VAR ICE LIBOR USD 3 Month+4.320%	138,803	3,997,526
Morgan Stanley, Ser F, 6.875%, VAR ICE LIBOR USD 3 Month+3.940%	138,006	3,904,190
Morgan Stanley, 6.375%, VAR ICE LIBOR USD 3 Month+3.708%	160,927	4,599,294
New Residential Investment, 6.375%, VAR ICE LIBOR USD 3 Month+4.969% ‡	112,289	2,647,774
PNC Financial Services Group, 6.125%, VAR ICE LIBOR USD 3 Month+4.067%	423,495	11,074,394
Regions Financial, Ser B, 6.375%, VAR ICE LIBOR USD 3 Month+3.536%	142,769	4,140,301
Reinsurance Group of America, 6.200%, VAR ICE LIBOR USD 3 Month+4.370%	112,983	3,027,945

Schedule of Investments (Unaudited)	July 31, 2021

Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Synchrony Financial, 5.625%	211,271	$5,651,499
US Bancorp, 6.500%, VAR ICE LIBOR USD 3 Month+4.468%	316,081	8,183,337
Wells Fargo, 6.625%, VAR ICE LIBOR USD 3 Month+3.690%	239,322	6,945,125
		140,913,613
Health Care — 5.8%
Becton Dickinson, 6.000% *	233,054	13,102,296

Industrials — 3.4%
Pitney Bowes, 6.700%	120,095	3,066,026
WESCO International, 10.625%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+10.325%	150,507	4,673,242
		7,739,268
Information Technology — 5.7%
Broadcom, 8.000% *	8,270	12,771,692

Real Estate — 2.7%
Monmouth Real Estate Investment, 6.125% ‡	143,128	3,629,726
RLJ Lodging Trust, 1.950% ‡ *	88,009	2,495,935
		6,125,661
Utilities — 2.9%
CenterPoint Energy, 7.000% *	136,711	6,437,721
TOTAL UNITED STATES		224,289,928
TOTAL PREFERRED STOCK
(Cost $211,584,656)		224,289,928

SHORT-TERM INVESTMENT(B)(C) — 0.3%‡
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $571,514)	571,514	571,514

Schedule of Investments (Unaudited)	July 31, 2021

Global X SuperIncome™ Preferred ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 0.3%‡
BNP Paribas
0.040%, dated 07/30/21, to be repurchased on 08/02/21 , repurchase price $661,203 (collateralized by U.S. Treasury Obligations, ranging in par value $53,214 - $91,471, 0.125%, 12/31/2022, with a total market value of $693,511)
(Cost $661,200)	$661,200	$661,200

TOTAL INVESTMENTS — 100.1%
(Cost $212,817,370)		$225,522,642

Percentages are based on Net Assets of $225,401,654.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 was $1,227,643.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2021 was $1,232,714.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2021.

Cl — Class
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
Ser — Series
USD — U.S. Dollar
VAR – Variable Rate

Schedule of Investments (Unaudited)	July 31, 2021

Global X SuperIncome™ Preferred ETF

The following is a summary of the level of inputs used as of July 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$224,289,928	$—	$—	$224,289,928
Short-Term Investment	571,514	—	—	571,514
Repurchase Agreement	—	661,200	—	661,200
Total Investments in Securities	$224,861,442	$661,200	$—	$225,522,642

For the period ended July 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	July 31, 2021

Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — 92.6%
AUSTRIA — 5.7%
Utilities — 5.7%
Verbund	81,891	$7,559,752

BRAZIL — 8.8%
Utilities — 8.8%
Centrais Eletricas Brasileiras	865,897	6,771,260
Engie Brasil Energia	547,892	4,037,525
Omega Geracao *	131,120	920,140

TOTAL BRAZIL		11,728,925

CANADA — 9.5%
Utilities — 9.5%
Boralex, Cl A	68,807	2,164,498
Innergex Renewable Energy	117,193	2,041,853
Northland Power	151,304	5,306,276
TransAlta Renewables (A)	179,125	3,152,462

TOTAL CANADA		12,665,089

CHINA — 5.4%
Utilities — 5.4%
China Longyuan Power Group, Cl H	2,242,500	4,189,971
Xinyi Energy Holdings	4,771,700	3,051,697

TOTAL CHINA		7,241,668

DENMARK — 5.9%
Utilities — 5.9%
Orsted	52,794	7,838,851

FRANCE — 3.6%
Utilities — 3.6%
Albioma	21,267	850,872
Neoen *	71,809	3,118,243

Schedule of Investments (Unaudited)	July 31, 2021

Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Voltalia *	33,537	$902,740

TOTAL FRANCE		4,871,855

GERMANY — 1.3%
Utilities — 1.3%
Encavis (A)	93,306	1,707,215

GREECE — 0.8%
Utilities — 0.8%
Terna Energy	77,454	1,041,525

INDIA — 0.6%
Utilities — 0.6%
Azure Power Global *	32,152	837,560

ISRAEL — 2.0%
Utilities — 2.0%
Energix-Renewable Energies	338,240	1,335,475
Enlight Renewable Energy *	576,202	1,288,584

TOTAL ISRAEL		2,624,059

ITALY — 3.4%
Utilities — 3.4%
ERG	100,885	3,153,441
Falck Renewables	195,061	1,339,250

TOTAL ITALY		4,492,691

JAPAN — 2.8%
Utilities — 2.8%
RENOVA *	52,345	2,351,352
West Holdings	30,760	1,377,544

TOTAL JAPAN		3,728,896

Schedule of Investments (Unaudited)	July 31, 2021

Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — continued
NEW ZEALAND — 10.2%
Utilities — 10.2%
Contact Energy	520,858	$2,966,423
Mercury NZ	914,768	4,220,228
Meridian Energy	1,727,395	6,293,405

TOTAL NEW ZEALAND		13,480,056

NORWAY — 1.7%
Utilities — 1.7%
Scatec	106,547	2,290,769

RUSSIA — 2.4%
Utilities — 2.4%
RusHydro PJSC	295,261,364	3,254,214

SPAIN — 9.2%
Utilities — 9.2%
Atlantica Sustainable Infrastructure	74,894	2,977,785
EDP Renovaveis	323,795	7,602,355
Solaria Energia y Medio Ambiente *	83,714	1,614,600

TOTAL SPAIN		12,194,740

THAILAND — 5.6%
Utilities — 5.6%
Absolute Clean Energy NVDR (A)	6,791,712	805,893
BCPG NVDR	1,763,164	783,211
Energy Absolute NVDR	2,504,867	4,534,558
Gunkul Engineering NVDR (A)	5,930,871	837,278
Super Energy NVDR (A)	19,069,135	527,966

TOTAL THAILAND		7,488,906

Schedule of Investments (Unaudited)	July 31, 2021

Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 1.1%
Utilities — 1.1%
Drax Group	266,958	$1,495,802

UNITED STATES — 12.6%
Energy — 2.1%
Gevo * (A)	132,266	805,500
Renewable Energy Group *	31,951	1,956,999
		2,762,499

Industrials — 5.5%
Sunrun *	137,016	7,257,738

Utilities — 5.0%
NextEra Energy Partners	50,955	3,950,541
Ormat Technologies	37,560	2,619,434
		6,569,975

TOTAL UNITED STATES		16,590,212

TOTAL COMMON STOCK
(Cost $126,955,092)		123,132,785

MASTER LIMITED PARTNERSHIPS — 6.7%
CANADA— 5.5%
Utilities — 5.5%
Brookfield Renewable Partners, Cl A (B)	184,691	7,267,210

UNITED STATES— 1.2%
Energy — 1.2%
Enviva Partners (B)	30,120	1,626,480
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $7,344,028)		8,893,690

Schedule of Investments (Unaudited)	July 31, 2021

Global X Renewable Energy Producers ETF

	Shares/Face Amount	Value
SHORT-TERM INVESTMENT(C)(D) — 0.9%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $1,201,682)	1,201,682	$1,201,682

REPURCHASE AGREEMENT(C) — 1.0%
BNP Paribas
0.040%, dated 07/30/21, to be repurchased on 08/02/21, repurchase price $1,390,262 (collateralized by U.S. Treasury Obligations, ranging in par value $111,890 - $192,330, 0.125%, 12/31/2022, with a total market value of $1,458,200)
(Cost $1,390,256)	$1,390,256	1,390,256

TOTAL INVESTMENTS — 101.2%
(Cost $136,891,058)		$134,618,413

Percentages are based on Net Assets of $133,020,930.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 was $2,449,628.
(B)	Security considered Master Limited Partnership. At July 31, 2021, these securities amounted to $8,893,690 or 6.7% of Net Assets of the Fund.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2021 was $2,591,938.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2021.

Cl — Class
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company

Schedule of Investments (Unaudited)	July 31, 2021

Global X Renewable Energy Producers ETF

The following is a summary of the level of inputs used as of July 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$120,508,726	$2,624,059	$—	$123,132,785
Master Limited Partnerships	8,893,690	—	—	8,893,690
Short-Term Investment	1,201,682	—	—	1,201,682
Repurchase Agreement	—	1,390,256	—	1,390,256
Total Investments in Securities	$130,604,098	$4,014,315	$—	$134,618,413

For the period ended July 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors	3,892	$803,270

UNITED KINGDOM — 0.5%
Materials — 0.5%
Linde	7,754	2,383,501

UNITED STATES — 99.3%
Communication Services — 11.3%
Activision Blizzard	12,478	1,043,410
Alphabet, Cl A *	4,630	12,475,674
Alphabet, Cl C *	4,382	11,850,768
AT&T	107,363	3,011,532
Charter Communications, Cl A *	2,167	1,612,356
Comcast, Cl A	69,942	4,114,688
Discovery, Cl A *	2,537	73,598
Discovery, Cl C *	5,443	147,560
DISH Network, Cl A *	4,059	170,032
Electronic Arts	4,750	683,810
Facebook, Cl A *	36,868	13,136,069
Fox, Cl A	5,641	201,158
Fox, Cl B	2,566	85,294
Interpublic Group	6,424	227,153
Live Nation Entertainment *	1,942	153,204
Lumen Technologies	15,953	198,934
Netflix *	6,751	3,494,115
News, Cl A	6,321	155,686
News, Cl B	1,961	46,103
Omnicom Group	3,678	267,832

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Take-Two Interactive Software *	1,856	$321,868
T-Mobile US *	9,299	1,339,242
Twitter *	12,278	856,391
Verizon Communications	63,058	3,517,375
ViacomCBS, Cl B	9,109	372,831
Walt Disney	27,777	4,889,307
		64,445,990
Consumer Discretionary — 12.2%
Advance Auto Parts	1,130	239,628
Amazon.com *	6,724	22,374,716
Aptiv *	4,354	726,465
AutoZone *	340	552,014
Best Buy	3,710	416,819
Booking Holdings *	612	1,333,095
BorgWarner	3,451	169,030
CarMax *	2,835	379,748
Carnival *	11,596	251,053
Chipotle Mexican Grill, Cl A *	415	773,328
Darden Restaurants	2,055	299,783
Dollar General	3,930	914,275
Dollar Tree *	3,932	392,374
Domino's Pizza	623	327,380
DR Horton	5,558	530,399
eBay	10,513	717,092
Etsy *	1,987	364,634
Expedia Group *	2,140	344,262
Ford Motor *	64,435	898,868
Gap	3,542	103,320
Garmin	2,066	324,775
General Motors *	20,968	1,191,821
Genuine Parts	2,415	306,512
Hanesbrands	6,002	109,597

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Hasbro	1,996	$198,482
Hilton Worldwide Holdings *	4,709	618,998
Home Depot	16,544	5,429,575
L Brands	3,851	308,350
Las Vegas Sands *	5,496	232,756
Leggett & Platt	2,192	105,282
Lennar, Cl A	4,611	484,846
LKQ *	5,029	255,222
Lowe's	10,674	2,056,773
Marriott International, Cl A *	4,485	654,720
McDonald's	11,826	2,870,289
Mohawk Industries *	1,044	203,476
NIKE, Cl B	20,385	3,414,691
Norwegian Cruise Line Holdings *	3,765	90,473
NVR *	46	240,240
O'Reilly Automotive *	956	577,271
Penn National Gaming *	1,366	93,407
Pool	645	308,193
PulteGroup	4,518	247,903
PVH *	1,313	137,366
Ralph Lauren, Cl A	915	103,871
Ross Stores	5,918	726,079
Starbucks	17,788	2,159,997
Tapestry *	4,643	196,399
Target	7,998	2,087,878
Tesla *	12,023	8,262,206
TJX	19,896	1,369,044
Tractor Supply	2,043	369,640
Ulta Beauty *	917	307,929
Under Armour, Cl A *	3,095	63,293
Under Armour, Cl C *	3,150	55,188
VF	5,372	430,834

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Whirlpool	1,035	$229,294
Wynn Resorts *	1,677	164,899
Yum! Brands	5,056	664,308
		69,760,160
Consumer Staples — 5.6%
Altria Group	42,519	2,042,613
Archer-Daniels-Midland	12,129	724,343
Brown-Forman, Cl B	4,787	339,494
Campbell Soup	5,841	255,369
Clorox	2,547	460,727
Coca-Cola	91,848	5,238,091
Conagra Brands	12,397	415,176
Constellation Brands, Cl A	3,708	831,853
Costco Wholesale	10,447	4,489,284
Estee Lauder, Cl A	5,389	1,799,010
General Mills	13,334	784,838
Hormel Foods	5,204	241,362
J M Smucker	2,076	272,184
Kellogg	4,871	308,627
Kimberly-Clark	7,476	1,014,643
Kraft Heinz	13,675	526,077
Kroger	17,708	720,716
Lamb Weston Holdings	2,566	171,332
McCormick	5,098	429,099
Molson Coors Beverage, Cl B	3,186	155,764
Monster Beverage *	8,023	756,729
Procter & Gamble	58,158	8,271,812
Sysco	11,225	832,895
Tyson Foods, Cl A	6,034	431,190
Walgreens Boots Alliance	15,705	740,491
		32,253,719

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Energy — 2.6%
APA	6,247	$117,131
Baker Hughes, Cl A	11,541	245,131
Cabot Oil & Gas	7,157	114,512
Chevron	30,656	3,121,087
ConocoPhillips	22,130	1,240,608
Devon Energy	6,949	179,562
Diamondback Energy	2,537	195,679
EOG Resources	9,348	681,095
Exxon Mobil	66,217	3,812,113
Halliburton	14,326	296,262
Hess	4,276	326,857
Kinder Morgan	31,595	549,121
Marathon Oil	13,558	157,137
Marathon Petroleum	10,717	591,793
NOV *	6,310	87,141
Occidental Petroleum	14,319	373,726
ONEOK	6,730	349,758
Phillips 66	7,383	542,134
Pioneer Natural Resources	3,121	453,700
Schlumberger	22,297	642,822
Valero Energy	6,646	445,083
Williams	19,816	496,391
		15,018,843
Financials — 11.2%
Aflac	10,176	559,680
Allstate	5,205	676,910
American Express	10,368	1,768,054
American International Group	13,958	660,911
Ameriprise Financial	1,851	476,744
Aon, Cl A	3,794	986,554
Arthur J Gallagher	2,985	415,840
Assurant	955	150,709

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Bank of America	114,241	$4,382,285
Bank of New York Mellon	13,843	710,561
Berkshire Hathaway, Cl B *	29,094	8,096,568
BlackRock, Cl A	2,197	1,905,172
Capital One Financial	6,475	1,047,008
Cboe Global Markets	1,843	218,340
Charles Schwab	23,733	1,612,657
Chubb	7,377	1,244,795
Cincinnati Financial	2,438	287,391
Citigroup	30,757	2,079,788
Citizens Financial Group	7,454	314,261
CME Group, Cl A	5,748	1,219,323
Comerica	2,434	167,118
Discover Financial Services	5,187	644,848
Everest Re Group	691	174,706
Fifth Third Bancorp	11,200	406,448
First Republic Bank	2,705	527,529
Franklin Resources	4,835	142,874
Globe Life	1,664	154,935
Goldman Sachs Group	5,035	1,887,521
Hartford Financial Services Group	5,739	365,115
Huntington Bancshares	17,358	244,401
Intercontinental Exchange	9,073	1,087,218
Invesco	6,556	159,835
JPMorgan Chase	46,417	7,045,173
KeyCorp	16,300	320,458
Lincoln National	3,348	206,304
Loews	4,298	230,502
M&T Bank	2,195	293,801
MarketAxess Holdings	615	292,230
Marsh & McLennan	8,120	1,195,426
MetLife	12,495	720,962

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Moody's	2,682	$1,008,432
Morgan Stanley	23,140	2,220,977
MSCI, Cl A	1,326	790,243
Nasdaq	1,905	355,721
Northern Trust	3,489	393,734
People's United Financial	6,132	96,272
PNC Financial Services Group	6,688	1,219,958
Principal Financial Group	4,304	267,408
Progressive	9,599	913,441
Prudential Financial	6,514	653,224
Raymond James Financial	2,047	265,046
Regions Financial	15,957	307,172
S&P Global	3,527	1,512,095
State Street	5,943	517,873
SVB Financial Group *	889	488,914
Synchrony Financial	9,933	467,050
T Rowe Price Group	3,727	760,904
Travelers	4,286	638,271
Truist Financial	21,793	1,186,193
Unum Group	3,550	97,270
US Bancorp	21,454	1,191,555
W R Berkley	1,982	145,023
Wells Fargo	64,395	2,958,306
Willis Towers Watson	2,144	441,836
Zions Bancorp	3,030	158,015
		64,135,888
Health Care — 12.6%
ABIOMED *	1,802	589,506
Align Technology *	3,116	2,168,113
AmerisourceBergen, Cl A	6,026	736,196
Anthem	10,905	4,187,630
Baxter International	21,694	1,678,031

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Boston Scientific *	62,156	$2,834,314
Cardinal Health	11,764	698,546
Cerner	12,614	1,014,039
Cigna	15,109	3,467,364
CVS Health	58,737	4,837,580
DaVita *	2,893	347,883
DENTSPLY SIRONA	8,688	573,756
DexCom *	4,248	2,189,886
Edwards Lifesciences *	27,545	3,092,477
Gilead Sciences	55,818	3,811,812
Henry Schein *	5,279	423,112
Hologic *	10,845	813,809
IDEXX Laboratories *	3,767	2,556,023
Incyte *	7,521	581,749
Intuitive Surgical *	5,287	5,241,849
IQVIA Holdings *	8,314	2,059,378
Laboratory Corp of America Holdings *	4,106	1,215,992
McKesson	6,722	1,370,145
Medtronic	60,254	7,911,953
Mettler-Toledo International *	992	1,461,920
Quest Diagnostics	5,301	751,682
ResMed	6,234	1,694,401
STERIS	4,175	909,941
Stryker	14,445	3,913,728
Teleflex	1,919	762,668
Waters *	2,562	998,693
West Pharmaceutical Services	3,109	1,280,069
Zimmer Biomet Holdings	8,912	1,456,399
Zoetis, Cl A	21,159	4,288,929
		71,919,573
Industrials — 8.6%
3M	12,282	2,431,099

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Alaska Air Group *	2,992	$173,626
Allegion	2,346	320,464
American Airlines Group *	12,012	244,805
AMETEK	4,590	638,240
AO Smith	3,432	241,373
Carrier Global	17,820	984,555
Caterpillar	11,491	2,375,764
CH Robinson Worldwide	3,199	285,255
Cintas	1,841	725,685
Copart *	4,429	651,063
CSX	49,545	1,601,294
Cummins	3,293	764,305
Deere	6,596	2,385,049
Delta Air Lines *	12,598	502,660
Dover	3,394	567,205
Eaton	7,812	1,234,686
Emerson Electric	11,750	1,185,457
Equifax	2,566	668,700
Expeditors International of Washington	3,971	509,281
Fastenal	12,697	695,415
FedEx	4,845	1,356,358
Fortive	6,781	492,707
Fortune Brands Home & Security	2,560	249,523
Generac Holdings *	1,208	506,587
Howmet Aerospace	10,081	330,858
IDEX	1,857	420,963
IHS Markit	7,627	891,139
Illinois Tool Works	6,078	1,377,700
Ingersoll Rand *	7,350	359,195
JB Hunt Transport Services	2,139	360,315
Johnson Controls International	13,863	990,095
Kansas City Southern	1,825	488,735

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Leidos Holdings	2,438	$259,452
Masco	5,400	322,434
Nielsen Holdings	8,480	200,891
Norfolk Southern	5,481	1,413,166
Old Dominion Freight Line	2,071	557,410
Otis Worldwide	9,025	808,189
PACCAR	7,501	622,508
Parker-Hannifin	2,793	871,500
Pentair	4,017	295,932
Quanta Services	3,634	330,331
Republic Services, Cl A	5,022	594,404
Robert Half International	3,026	297,183
Rockwell Automation	2,309	709,833
Rollins	5,142	197,093
Roper Technologies	2,355	1,157,106
Snap-On	1,344	292,965
Southwest Airlines *	12,258	619,274
Stanley Black & Decker	3,306	651,447
Teledyne Technologies *	1,076	487,181
Trane Technologies	5,138	1,046,148
TransDigm Group *	1,111	712,251
Union Pacific	13,541	2,962,228
United Airlines Holdings *	5,646	263,781
United Parcel Service, Cl B	15,490	2,964,166
United Rentals *	1,415	466,313
Verisk Analytics, Cl A	3,272	621,484
Waste Management	7,588	1,124,997
Westinghouse Air Brake Technologies	4,379	371,646
WW Grainger	1,076	478,368
Xylem	3,538	445,257
		49,155,094

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 27.9%
Accenture, Cl A	9,698	$3,080,861
Adobe *	7,329	4,555,926
Advanced Micro Devices *	19,648	2,086,421
Akamai Technologies *	2,695	323,184
Amphenol, Cl A	9,585	694,816
Analog Devices	6,033	1,010,045
ANSYS *	1,340	493,736
Apple	242,834	35,419,766
Applied Materials	14,219	1,989,665
Arista Networks *	895	340,449
Autodesk *	3,600	1,156,068
Automatic Data Processing	6,203	1,300,335
Broadcom	6,433	3,122,578
Broadridge Financial Solutions	1,983	344,031
Cadence Design Systems *	4,572	675,056
CDW	2,352	431,239
Cisco Systems	64,399	3,565,773
Citrix Systems	2,057	207,243
Cognizant Technology Solutions, Cl A	9,112	670,005
DXC Technology *	4,253	170,035
Enphase Energy *	1,769	335,402
F5 Networks *	1,041	214,977
Fidelity National Information Services	9,079	1,353,225
Fiserv *	9,097	1,047,156
FleetCor Technologies *	1,359	350,921
Fortinet *	2,399	653,104
Gartner *	1,507	398,948
Global Payments	4,843	936,685
Hewlett Packard Enterprise	21,689	314,491
HP	20,286	585,657
Intel	61,103	3,282,453
International Business Machines	13,302	1,875,050

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Intuit	4,222	$2,237,533
IPG Photonics *	672	146,604
Jack Henry & Associates	1,306	227,362
Juniper Networks	5,822	163,831
Keysight Technologies *	3,141	516,852
KLA	2,599	904,868
Lam Research	2,284	1,455,844
Mastercard, Cl A	13,425	5,181,244
Maxim Integrated Products	4,353	434,908
Microchip Technology	3,962	567,041
Micron Technology	18,082	1,402,802
Microsoft	116,585	33,216,233
Monolithic Power Systems	577	259,223
Motorola Solutions	2,751	616,004
NetApp	3,840	305,626
NortonLifeLock	10,028	248,895
NVIDIA	38,368	7,481,377
Oracle	27,590	2,404,193
Paychex	5,314	604,839
Paycom Software *	761	304,400
PayPal Holdings *	18,047	4,972,490
PTC *	1,082	146,557
Qorvo *	2,037	386,195
QUALCOMM	17,793	2,665,391
salesforce.com *	14,007	3,388,714
Seagate Technology Holdings	3,928	345,271
ServiceNow *	3,092	1,817,756
Skyworks Solutions	2,871	529,728
Synopsys *	2,452	706,151
TE Connectivity	5,440	802,236
Teradyne	2,548	323,596
Texas Instruments	14,695	2,801,161
Trimble *	3,432	293,436

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Tyler Technologies *	545	$268,489
VeriSign *	1,662	359,607
Visa, Cl A	26,021	6,411,313
Western Digital *	4,915	319,131
Western Union	7,412	172,033
Xilinx	4,184	626,931
Zebra Technologies, Cl A *	814	449,719
		159,450,885
Materials — 2.2%
Air Products & Chemicals	3,494	1,016,859
Albemarle	1,830	377,053
Amcor	24,860	287,382
Avery Dennison	1,344	283,154
Ball	5,409	437,479
Celanese, Cl A	2,010	313,098
CF Industries Holdings	3,697	174,683
Corteva	12,066	516,183
Dow	12,037	748,220
DuPont de Nemours	8,552	641,828
Eastman Chemical	2,265	255,311
Ecolab	4,071	898,999
FMC	2,204	235,718
Freeport-McMoRan Copper & Gold	24,299	925,792
International Flavors & Fragrances	3,979	599,397
International Paper	6,477	374,111
LyondellBasell Industries, Cl A	4,040	401,293
Martin Marietta Materials	1,081	392,728
Mosaic	5,765	180,041
Newmont	13,323	836,951
Nucor	4,948	514,691
Packaging Corp of America	1,507	213,241
PPG Industries	3,761	614,999

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Sealed Air	2,426	$137,676
Sherwin-Williams	3,939	1,146,366
Vulcan Materials	2,153	387,518
Westrock	4,204	206,879
		13,117,650
Real Estate — 2.6%
Alexandria Real Estate Equities ‡	1,909	384,358
American Tower, Cl A ‡	7,040	1,990,913
AvalonBay Communities ‡	2,269	516,946
Boston Properties ‡	2,469	289,811
CBRE Group, Cl A *	5,168	498,505
Crown Castle International ‡	7,226	1,395,268
Digital Realty Trust ‡	4,314	665,046
Duke Realty ‡	5,849	297,597
Equinix ‡	1,402	1,150,215
Equity Residential ‡	5,926	498,554
Essex Property Trust ‡	1,109	363,863
Extra Space Storage ‡	2,099	365,520
Federal Realty Investment Trust ‡	1,131	132,926
Host Hotels & Resorts ‡ *	12,038	191,765
Iron Mountain ‡	4,441	194,338
Kimco Realty ‡	7,003	149,374
Mid-America Apartment Communities ‡	1,829	353,180
ProLogis ‡	12,056	1,543,650
Public Storage ‡	2,451	765,888
Realty Income ‡	5,652	397,279
Regency Centers ‡	2,553	166,992
SBA Communications, Cl A ‡	1,870	637,651
Simon Property Group ‡	5,025	635,763
UDR ‡	4,602	253,064
Vornado Realty Trust ‡	2,753	119,756
Welltower ‡	6,857	595,600

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Weyerhaeuser ‡	12,364	$417,038
		14,970,860
Utilities — 2.5%
AES	10,832	256,718
Alliant Energy	3,885	227,389
Ameren	4,010	336,519
American Electric Power	8,069	711,040
American Water Works	2,946	501,144
Atmos Energy	1,899	187,222
CenterPoint Energy	8,128	206,939
CMS Energy	4,631	286,149
Consolidated Edison	5,213	384,563
Dominion Energy	13,152	984,691
DTE Energy	3,019	354,189
Duke Energy	11,772	1,237,355
Edison International	5,605	305,473
Entergy	3,086	317,611
Evergy	3,899	254,293
Eversource Energy	5,249	452,831
Exelon	15,574	728,863
FirstEnergy	8,370	320,738
NextEra Energy	31,206	2,430,948
NiSource	5,842	144,706
NRG Energy	4,320	178,157
Pinnacle West Capital	1,830	152,897
PPL	11,740	333,064
Public Service Enterprise Group	8,280	515,264
Sempra Energy	4,481	585,443
Southern	16,753	1,070,014
WEC Energy Group	5,158	485,574
Xcel Energy	8,484	579,033
		14,528,827

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P 500® Catholic Values ETF

Value
TOTAL UNITED STATES	$568,412,218

TOTAL INVESTMENTS — 99.9%
(Cost $402,797,358)	$571,944,260

Percentages are based on Net Assets of $572,661,900.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class
S&P — Standard & Poor's

As of July 31, 2021, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — 99.3%
AUSTRALIA — 11.0%
Communication Services — 0.2%
REA Group	10	$1,188
Telstra	946	2,628
TPG Telecom	22	100
		3,916
Consumer Discretionary — 0.4%
Aristocrat Leisure	142	4,346
Wesfarmers	254	11,415
		15,761
Consumer Staples — 0.7%
Coles Group	484	6,222
Endeavour Group *	472	2,300
Woolworths Group	472	13,448
		21,970
Energy — 0.2%
Santos	392	1,859
Woodside Petroleum	212	3,414
		5,273
Financials — 2.9%
ASX	42	2,374
Australia & New Zealand Banking Group	629	12,812
Commonwealth Bank of Australia	392	28,713
Insurance Australia Group	512	1,825
Macquarie Group	75	8,650
National Australia Bank	729	13,895
QBE Insurance Group	324	2,593
Suncorp Group	278	2,358
Westpac Banking	808	14,563
		87,783
Health Care — 2.8%
Cochlear	48	8,656

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
CSL	334	$70,930
Sonic Healthcare	347	10,207
		89,793
Industrials — 0.4%
Brambles	362	3,092
Sydney Airport	264	1,516
Transurban Group	737	7,747
		12,355
Information Technology — 0.1%
Afterpay *	52	3,694
Materials — 2.9%

BHP Group	478	15,445
BHP Group	664	26,107
Fortescue Metals Group	382	6,994
Glencore	2,472	11,120
Newcrest Mining	182	3,544
Rio Tinto	84	8,238
Rio Tinto	243	20,613
South32	1,096	2,393
		94,454
Real Estate — 0.4%
Dexus ‡	242	1,829
Goodman Group ‡	370	6,157
Scentre Group ‡	1,148	2,194
		10,180
Utilities — 0.0%
AGL Energy	138	733
APA Group	215	1,506
Origin Energy	390	1,178
		3,417

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
TOTAL AUSTRALIA		$348,596

AUSTRIA — 0.2%
Communication Services — 0.0%
Telekom Austria, Cl A	32	273

Energy — 0.1%
OMV	32	1,727

Financials — 0.1%
BAWAG Group *	16	910
Erste Group Bank	66	2,560
Raiffeisen Bank International	30	710
		4,180
Industrials — 0.0%
ANDRITZ	18	992
Immobilien Anlagen	16	703
Strabag	1	45
		1,740
Information Technology — 0.0%
AMS *	62	1,186

Materials — 0.0%
Mayr Melnhof Karton	1	213
voestalpine	26	1,146
		1,359
Utilities — 0.0%
Verbund	16	1,477
TOTAL AUSTRIA		11,942

BELGIUM — 1.7%
Consumer Discretionary — 0.1%
Ageas	40	2,113

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 0.6%
Anheuser-Busch InBev	319	$20,200

Financials — 0.4%
Groupe Bruxelles Lambert	27	3,141
KBC Group	76	6,119
Sofina	4	1,875
		11,135
Health Care — 0.4%
Galapagos *	39	2,368
UCB	92	9,950
		12,318
Materials — 0.2%
Solvay	16	2,134
Umicore	44	2,728
		4,862
TOTAL BELGIUM		50,628

BRAZIL — 0.1%
Materials — 0.1%
Yara International	40	2,107

CHINA — 0.8%
Consumer Discretionary — 0.3%
Prosus *	94	8,343

Consumer Staples — 0.2%
Budweiser Brewing APAC	700	1,955
Wilmar International	1,000	3,212
		5,167
Financials — 0.1%
BOC Hong Kong Holdings	800	2,574

Health Care — 0.2%
Alibaba Health Information Technology *	3,190	4,959

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
TOTAL CHINA		$21,043

DENMARK — 2.0%
Consumer Staples — 0.2%
Carlsberg, Cl B	37	6,839

Health Care — 0.5%
Coloplast, Cl B	87	15,908

Industrials — 1.0%
AP Moller - Maersk, Cl A	1	2,673
AP Moller - Maersk, Cl B	2	5,553
DSV PANALPINA	52	12,667
Vestas Wind Systems	265	9,767
		30,660
Materials — 0.1%
Novozymes, Cl B	48	3,770

Utilities — 0.2%
Orsted	42	6,236
TOTAL DENMARK		63,413

FINLAND — 1.4%
Energy — 0.2%
Neste	96	5,899

Financials — 0.5%
Nordea Bank Abp	745	8,737
Sampo, Cl A	110	5,298
		14,035
Industrials — 0.3%
Kone, Cl B	106	8,776

Information Technology — 0.2%
Nokia *	1,280	7,848

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Materials — 0.1%
Stora Enso, Cl R	138	$2,731

Utilities — 0.1%
Fortum	96	2,646
TOTAL FINLAND		41,935

FRANCE — 8.6%
Communication Services — 0.3%
Adevinta, Cl B *	52	1,000
Orange	441	4,913
Vivendi	184	6,218
		12,131
Consumer Discretionary — 1.2%
Christian Dior	1	811
EssilorLuxottica	65	12,268
Hermes International	8	12,228
Kering	16	14,347
		39,654
Consumer Staples — 1.1%
Danone	257	18,913
Pernod Ricard	75	16,551
		35,464
Energy — 0.7%
TotalEnergies	552	24,023

Financials — 2.4%
AXA	460	11,935
BNP Paribas	255	15,557
LVMH Moet Hennessy Louis Vuitton	59	47,148
		74,640
Industrials — 0.5%
Credit Agricole	280	3,905

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Vinci	122	$12,906
		16,811
Information Technology — 0.3%
Dassault Systemes	160	8,826

Materials — 1.9%
Air Liquide	107	18,598
L'Oreal	91	41,642
		60,240
Utilities — 0.2%
Electricite de France	102	1,241
Engie	410	5,471
		6,712
TOTAL FRANCE		278,501

GERMANY — 7.0%
Communication Services — 0.5%
Deutsche Telekom	706	14,656

Consumer Discretionary — 2.0%
adidas	41	14,882
Allianz	92	22,910
Bayerische Motoren Werke	72	7,162
Daimler	184	16,425
Volkswagen	6	1,992
		63,371
Consumer Staples — 0.3%
Beiersdorf	37	4,394
Henkel & KGaA	36	3,272
		7,666
Financials — 0.5%
Deutsche Boerse	42	7,010

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	31	$8,378
		15,388
Health Care — 0.7%
Fresenius Medical Care & KGaA	147	11,599
Siemens Healthineers	211	13,931
		25,530
Industrials — 0.6%
Deutsche Post	254	17,201
Siemens Energy *	99	2,693
		19,894
Information Technology — 1.4%
Infineon Technologies	289	11,013
SAP	246	35,250
		46,263
Materials — 0.5%
BASF	208	16,333

Real Estate — 0.3%
Vonovia	125	8,327

Utilities — 0.2%
E.ON	484	5,953
TOTAL GERMANY		223,381

HONG KONG — 2.7%
Financials — 1.6%
AIA Group	2,720	32,586
Hang Seng Bank	180	3,454
Hong Kong Exchanges & Clearing	264	16,850
		52,890

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 0.1%
China Evergrande New Energy Vehicle Group *	1,500	$2,413

Industrials — 0.4%
Jardine Matheson Holdings	71	4,220
MTR	400	2,370
Techtronic Industries	450	8,043
		14,633
Real Estate — 0.4%
CK Asset Holdings	600	4,088
Henderson Land Development	400	1,789
Link REIT ‡	500	4,781
Sun Hung Kai Properties	310	4,440
		15,098
Utilities — 0.2%
CLP Holdings	400	4,128
Hong Kong & China Gas	2,310	3,763
		7,891
TOTAL HONG KONG		92,925

IRELAND — 1.0%
Consumer Discretionary — 0.2%
Flutter Entertainment *	33	5,631

Consumer Staples — 0.3%
Kerry Group, Cl A	56	8,301
Industrials — 0.2%
Kingspan Group	36	3,914
Ryanair Holdings *	130	2,555
		6,469
Materials — 0.3%
CRH	178	8,918

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
TOTAL IRELAND		$29,319

ISRAEL — 0.5%
Communication Services — 0.0%
Bezeq The Israeli Telecommunication *	357	383

Consumer Discretionary — 0.0%
Fiverr International *	5	1,245

Financials — 0.2%
Bank Hapoalim *	248	1,983
Bank Leumi Le-Israel *	324	2,488
First International Bank of Israel *	1	32
Israel Discount Bank, Cl A *	258	1,215
Mizrahi Tefahot Bank *	30	912
Plus500	5	97
		6,727
Industrials — 0.0%
Kornit Digital *	14	1,850
Shapir Engineering and Industry	1	7
		1,857
Information Technology — 0.3%
Check Point Software Technologies *	26	3,305
Nice *	14	3,927
Wix.com *	12	3,584
		10,816
Materials — 0.0%
ICL Group	156	1,138

Real Estate — 0.0%
Azrieli Group	8	641
Strauss Group	6	167
		808
Utilities — 0.0%
Energix-Renewable Energies	1	4

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
TOTAL ISRAEL		$22,978

ITALY — 2.1%
Consumer Discretionary — 0.2%
Ferrari	28	6,104

Consumer Staples — 0.1%
Davide Campari-Milano	151	2,124

Energy — 0.2%
Eni	562	6,680

Financials — 0.5%
Intesa Sanpaolo	3,945	10,907
Poste Italiane	102	1,351
UniCredit	468	5,609
		17,867
Health Care — 0.1%
Recordati Industria Chimica e Farmaceutica	72	4,455

Industrials — 0.1%
Atlantia *	112	2,032

Information Technology — 0.2%
Assicurazioni Generali	272	5,435

Utilities — 0.7%
Enel	1,681	15,508
Snam	480	2,905
Terna - Rete Elettrica Nazionale	310	2,464
		20,877

TOTAL ITALY		65,574

JAPAN — 29.8%
Communication Services — 2.0%
Dentsu Group *	56	1,936
KDDI	396	12,022
Nexon	104	2,130

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Nintendo	29	$14,903
Nippon Telegraph & Telephone	232	5,924
SoftBank	300	3,908
SoftBank Group	306	19,063
Toho	32	1,388
Z Holdings	600	2,988
		64,262
Consumer Discretionary — 5.6%
Aisin	40	1,609
Bandai Namco Holdings	50	3,217
Bridgestone	138	6,036
Denso	116	7,908
Fast Retailing	14	9,430
Hikari Tsushin	4	690
Honda Motor	400	12,731
Isuzu Motors	100	1,321
Koito Manufacturing	28	1,699
Nissan Motor *	600	3,449
Nitori Holdings	18	3,412
Oriental Land	50	6,811
Pan Pacific International Holdings	134	2,787
Panasonic	560	6,661
Rakuten Group *	200	2,192
Sekisui Chemical	102	1,747
Sekisui House	160	3,150
Sharp *	46	701
Shimano	20	5,093
Sony Group	297	30,783
Subaru	142	2,770
Sumitomo Electric Industries	170	2,397
Suzuki Motor	104	4,198
Toyota Industries	46	3,831

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Toyota Motor	590	$52,710
Yamaha	38	2,088
ZOZO	44	1,493
		180,914
Consumer Staples — 2.7%
Aeon	340	9,254
Ajinomoto	220	5,585
Asahi Group Holdings	180	8,054
Kao	180	10,782
Kirin Holdings	320	5,831
Kobe Bussan	30	1,007
Kose	14	2,201
MEIJI Holdings	60	3,707
Nissin Foods Holdings	36	2,558
Seven & i Holdings	334	14,815
Shiseido	148	9,825
Suntory Beverage & Food	54	1,887
Unicharm	160	6,388
Welcia Holdings	30	1,018
Yakult Honsha	59	3,473
		86,385
Energy — 0.1%
ENEOS Holdings	686	2,872
Idemitsu Kosan	54	1,267
Inpex	200	1,412
		5,551
Financials — 2.1%
Acom	80	327
Dai-ichi Life Holdings	200	3,666
Daiwa Securities Group	317	1,658
Japan Exchange Group	118	2,667
Japan Post Bank	90	763

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Japan Post Insurance	56	$989
Mitsubishi UFJ Financial Group	2,800	14,759
Mizuho Financial Group (A)	560	7,988
MS&AD Insurance Group Holdings	108	3,326
Nomura Holdings	604	3,016
ORIX	300	5,226
Resona Holdings	500	1,873
Sompo Holdings	82	3,385
Sumitomo Mitsui Financial Group	304	10,235
Sumitomo Mitsui Trust Holdings	82	2,687
T&D Holdings	100	1,274
Tokio Marine Holdings	156	7,406
		71,245
Health Care — 5.4%
Hoya	280	39,302
Kyowa Kirin	184	5,960
M3 *	324	21,049
Otsuka Holdings	407	16,087
Santen Pharmaceutical	300	4,048
Shionogi	210	11,006
Sysmex	130	15,387
Takeda Pharmaceutical	1,190	39,923
Terumo	544	21,002
		173,764
Industrials — 6.3%
ANA Holdings *	28	654
Central Japan Railway	50	7,223
Dai Nippon Printing	72	1,683
Daifuku	30	2,671
Daikin Industries	70	14,456
East Japan Railway	90	5,970
FANUC	46	10,218

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Hankyu Hanshin Holdings	60	$1,763
ITOCHU	350	10,307
Japan Airlines *	26	541
Kajima	100	1,278
Keio	30	1,670
Kintetsu Group Holdings *	46	1,545
Komatsu	240	6,186
Kubota	300	6,226
Makita	66	3,404
Marubeni	400	3,374
Minebea Mitsumi	102	2,728
MINEBA MISUMI Group	68	2,354
Mitsubishi	370	10,323
Mitsubishi Electric	562	7,558
Mitsubishi Heavy Industries	80	2,292
Mitsui	400	9,110
Monotaro	60	1,375
Nidec	140	15,614
Nihon M&A Center	60	1,662
Obayashi	200	1,624
Odakyu Electric Railway	80	1,897
Recruit Holdings	440	22,567
Secom	52	3,911
SG Holdings	116	3,105
Shimizu	200	1,463
SMC	16	9,447
Sumitomo	300	4,054
Taisei	54	1,808
Tobu Railway	50	1,292
Tokyu	170	2,263
Toshiba	102	4,368
TOTO	38	1,953

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Toyota Tsusho	56	$2,623
West Japan Railway	46	2,480
Yamato Holdings	98	2,813
Yaskawa Electric	64	3,137
		202,990
Information Technology — 3.5%
Advantest	46	4,028
Canon	260	5,914
Disco	10	2,838
Fujitsu	41	6,935
GMO Payment Gateway	10	1,281
Itochu Techno-Solutions	10	306
Keyence	42	23,245
Kyocera	80	4,911
Lasertec	20	3,730
Murata Manufacturing	146	12,026
NEC	60	3,029
Nomura Research Institute	88	2,822
NTT Data	100	1,541
Obic	16	2,802
Omron	46	3,906
Oracle Japan *	8	595
Otsuka	20	1,037
Renesas Electronics *	300	3,228
Rohm	22	2,129
Shimadzu	62	2,486
TDK	30	3,400
Tokyo Electron	36	14,735
Trend Micro *	28	1,452
		108,376
Materials — 1.1%
Asahi Kasei	300	3,245

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Kansai Paint	58	$1,417
Nippon Paint Holdings	370	4,693
Nippon Sanso Holdings	48	1,056
Nippon Steel	200	3,448
Nitto Denko	36	2,657
Shin-Etsu Chemical	94	15,203
Sumitomo Metal Mining	62	2,496
Toray Industries	400	2,614
		36,829
Real Estate — 0.7%
Daiwa House Industry	143	4,358
Hulic	100	1,133
Mitsubishi Estate	288	4,492
Mitsui Fudosan	200	4,651
Nippon Prologis REIT ‡	1	3,335
Nomura Real Estate Master Fund ‡	1	1,586
Sumitomo Realty & Development	106	3,431
		22,986
Utilities — 0.3%
Chubu Electric Power	180	2,159
Kansai Electric Power	200	1,887
Osaka Gas	92	1,719
Tokyo Gas	86	1,629
		7,394

TOTAL JAPAN		960,696

LUXEMBOURG — 0.2%
Communication Services — 0.0%
RTL Group	8	453
SES, Cl A	88	679
		1,132

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Materials — 0.2%
ArcelorMittal	162	$5,643

TOTAL LUXEMBOURG		6,775

MACAO — 0.2%
Consumer Discretionary — 0.2%
Galaxy Entertainment Group *	420	2,848
Sands China *	600	2,050

TOTAL MACAO		4,898

NETHERLANDS — 6.0%
Consumer Staples — 0.7%
Heineken	87	10,131
Koninklijke Ahold Delhaize	392	12,176
		22,307
Energy — 1.1%
Royal Dutch Shell, Cl A	895	17,959
Royal Dutch Shell, Cl B	804	15,871
		33,830
Financials — 0.4%
EXOR	22	1,810
ING Groep	857	11,022
		12,832
Health Care — 1.0%
Koninklijke Philips	667	30,759

Information Technology — 2.8%
Adyen *	7	19,004
ASML Holding	94	71,226
		90,230

TOTAL NETHERLANDS		189,958

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
NEW ZEALAND — 0.5%
Communication Services — 0.0%
Spark New Zealand	418	$1,381

Consumer Staples — 0.0%
a2 Milk *	310	1,346

Health Care — 0.4%
Fisher & Paykel Healthcare	419	9,226
Ryman Healthcare	276	2,539
		11,765
Industrials — 0.0%
Auckland International Airport *	284	1,435

Information Technology — 0.1%
Xero *	26	2,681

Utilities — 0.0%
Contact Energy	158	900
Mercury NZ	138	637
Meridian Energy	278	1,013
		2,550

TOTAL NEW ZEALAND		21,158

NORWAY — 0.9%
Communication Services — 0.2%
Schibsted, Cl A	18	954
Schibsted, Cl B	24	1,109
Telenor	148	2,570
		4,633
Consumer Staples — 0.3%
Leroy Seafood Group	118	1,076
Mowi	166	4,231
Orkla	297	2,699

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Salmar	22	$1,460
		9,466
Energy — 0.2%
Aker BP	24	648
Equinor	244	4,762
		5,410
Financials — 0.1%
Aker, Cl A	6	461
DNB Bank *	200	4,099
Gjensidige Forsikring	42	962
		5,522
Industrials — 0.0%
NEL *	60	115
TOMRA Systems	29	1,677
		1,792

Materials — 0.1%
Norsk Hydro	308	2,049

TOTAL NORWAY		28,872

POLAND — 0.0%
Consumer Discretionary — 0.0%
Allegro.eu *	42	721

PORTUGAL — 0.2%
Consumer Staples — 0.1%
Jeronimo Martins	102	2,077

Utilities — 0.1%
Energias de Portugal	566	2,938

TOTAL PORTUGAL		5,015

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
SINGAPORE — 1.3%
Communication Services — 0.1%
Singapore Telecommunications	1,465	$2,456

Consumer Discretionary — 0.0%
Genting Singapore	1,200	718

Financials — 0.9%
City Developments	100	506
DBS Group Holdings	400	8,983
Oversea-Chinese Banking	900	8,175
Singapore Exchange	200	1,755
United Overseas Bank	321	6,230
		25,649
Industrials — 0.2%
Keppel	400	1,622
Singapore Airlines	400	1,507
Singapore Technologies Engineering	400	1,185
		4,314
Real Estate — 0.1%
Ascendas Real Estate Investment Trust ‡	622	1,433
CapitaLand	600	1,786
		3,219

TOTAL SINGAPORE		36,356

SOUTH AFRICA — 0.4%
Materials — 0.4%
Anglo American	308	13,663

SPAIN — 2.5%
Communication Services — 0.4%
Cellnex Telecom *	116	7,557
Telefonica	1,114	5,107
		12,664

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 0.3%
Industria de Diseno Textil	246	$8,340

Financials — 0.7%
Banco Bilbao Vizcaya Argentaria *	1,474	9,458
Banco Santander *	3,817	13,975
		23,433
Industrials — 0.1%
Aena SME *	18	2,864

Information Technology — 0.2%
Amadeus IT Group, Cl A *	102	6,681

Utilities — 0.8%
EDP Renovaveis	57	1,338
Endesa	70	1,702
Iberdrola	1,274	15,349
Naturgy Energy Group	74	1,912
		20,301

TOTAL SPAIN		74,283

SWEDEN — 4.1%
Communication Services — 0.1%
Tele2, Cl B	114	1,675
Telia	576	2,530
		4,205
Consumer Discretionary — 0.2%
Evolution	35	6,100

Consumer Staples — 0.4%
Essity, Cl B	231	7,558
ICA Gruppen	38	1,879
Swedish Match	610	5,465
		14,902

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Energy — 0.0%
Lundin Energy	42	$1,310

Financials — 0.9%
Industrivarden, Cl A	36	1,438
Industrivarden, Cl C	36	1,379
Investor, Cl A	112	2,786
Investor, Cl B	404	10,015
Kinnevik, Cl B	54	2,357
L E Lundbergforetagen, Cl B	14	1,000
Skandinaviska Enskilda Banken, Cl A	356	4,822
Skandinaviska Enskilda Banken, Cl C	4	54
Svenska Handelsbanken, Cl A	336	3,792
Svenska Handelsbanken, Cl B	8	96
Swedbank, Cl A	206	4,016
		31,755
Industrials — 1.7%
Alfa Laval	72	3,008
Assa Abloy, Cl B	266	8,536
Atlas Copco, Cl A	169	11,432
Atlas Copco, Cl B	94	5,341
Epiroc, Cl A	150	3,504
Epiroc, Cl B	94	1,890
Investment Latour, Cl B	30	1,173
Nibe Industrier, Cl B	400	4,779
Skanska, Cl B	114	3,220
SKF, Cl B	90	2,393
Volvo, Cl B	392	9,237
		54,513
Information Technology — 0.4%
Hexagon, Cl B	448	7,420
Telefonaktiebolaget LM Ericsson, Cl B	584	6,711
		14,131

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Materials — 0.4%
Boliden	62	$2,417
Sandvik	292	7,612
Svenska Cellulosa, Cl B	136	2,529
		12,558

TOTAL SWEDEN		139,474

SWITZERLAND — 3.2%
Consumer Discretionary — 0.5%
Cie Financiere Richemont, Cl A	115	14,719

Financials — 0.8%
UBS Group	848	13,979
Zurich Insurance Group	33	13,319
		27,298
Health Care — 0.8%
Alcon	365	26,581

Industrials — 0.6%
ABB	494	18,058

Information Technology — 0.2%
STMicroelectronics	148	6,059

Materials — 0.3%
Givaudan	2	9,979

TOTAL SWITZERLAND		102,694

TAIWAN — 0.7%
Communication Services — 0.7%
Sea ADR *	81	22,369

UNITED KINGDOM — 8.5%
Communication Services — 0.5%
BT Group, Cl A *	1,852	4,470
Vodafone Group	5,797	9,364

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
WPP	250	$3,233
		17,067

Consumer Discretionary — 0.3%
Compass Group *	398	8,417
Ocado Group *	125	3,224
		11,641

Consumer Staples — 2.1%
Associated British Foods	135	3,767
Coca-Cola Europacific Partners	81	5,027
Diageo	883	43,834
Imperial Brands	346	7,418
Tesco	2,866	9,285
		69,331

Energy — 0.6%
BP	4,390	17,652

Financials — 2.4%
Aviva	870	4,685
Barclays	3,604	8,744
HSBC Holdings	4,581	25,314
Legal & General Group	1,306	4,746
Lloyds Banking Group	15,676	9,946
London Stock Exchange Group	70	7,289
Natwest Group	1,139	3,205
Prudential	575	10,845
Standard Chartered	586	3,520
		78,294
Health Care — 0.4%
Smith & Nephew	645	13,111

Industrials — 1.7%
Ashtead Group	119	8,911
CK Hutchison Holdings	720	5,263

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
CNH Industrial	236	$3,935
Experian	243	10,703
Ferguson	62	8,698
RELX	515	15,137
		52,647
Real Estate — 0.1%
Segro ‡	257	4,350

Utilities — 0.4%
National Grid	830	10,664
SSE	232	4,663
		15,327

TOTAL UNITED KINGDOM		279,420

UNITED STATES — 1.7%
Communication Services — 0.2%
Spotify Technology *	26	5,945

Consumer Discretionary — 0.3%
Stellantis	483	9,273

Health Care — 0.0%
Nano-X Imaging *	1	28

Industrials — 0.7%
Schneider Electric	139	23,290

Information Technology — 0.4%
Atlassian, Cl A *	30	9,754
CyberArk Software *	8	1,136
Globant *	10	2,392
JFrog *	1	44
		13,326
Materials — 0.1%
Ardagh Group, Cl A	1	23

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
James Hardie Industries	98	$3,294
		3,317

TOTAL UNITED STATES		55,179

TOTAL COMMON STOCK
(Cost $2,532,483)		3,193,873

PREFERRED STOCK — 0.5%
GERMANY— 0.5%
Consumer Discretionary — 0.3%
Bayerische Motoren Werke (B)	12	1,030
Volkswagen (B)	40	9,747
		10,777
Consumer Staples — 0.2%
Henkel & KGaA (B)	68	6,893
TOTAL GERMANY		17,670
TOTAL PREFERRED STOCK
(Cost $17,237)		17,670

TOTAL INVESTMENTS — 99.8%
(Cost $2,549,720)		$3,211,543

Percentages are based on Net Assets of $3,217,565.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	There is currently no stated interest rate.

ADR — American Depositary Receipt
Cl — Class
REIT — Real Estate Investment Trust

Schedule of Investments (Unaudited)	July 31, 2021

Global X S&P Catholic Values Developed ex-US ETF

The following is a summary of the level of inputs used as of July 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,180,976	$12,897	$—	$3,193,873
Preferred Stock	17,670	—	—	17,670
Total Investments in Securities	$3,198,646	$12,897	$—	$3,211,543

For the period ended July 31, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

Schedule of Investments (Unaudited)	July 31, 2021

Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — 98.6%
CANADA — 1.8%
Information Technology — 1.8%
Shopify, Cl A *	874	$1,310,939

CHINA — 2.4%
Consumer Discretionary — 1.4%
JD.com ADR *	14,210	1,007,205

Information Technology — 1.0%
GDS Holdings ADR *	12,515	737,884

TOTAL CHINA		1,745,089

DENMARK — 1.2%
Health Care — 1.2%
Ascendis Pharma ADR *	7,174	847,895

TAIWAN — 3.0%
Communication Services — 1.6%
Sea ADR *	4,347	1,200,468

Information Technology — 1.4%
Taiwan Semiconductor Manufacturing ADR	8,941	1,042,878

TOTAL TAIWAN		2,243,346

UNITED KINGDOM — 1.3%
Communication Services — 1.3%
Liberty Global, Cl C *	35,415	951,247

UNITED STATES — 88.9%
Communication Services — 8.6%
Alphabet, Cl C *	430	1,162,901
Charter Communications, Cl A *	1,444	1,074,408
DISH Network, Cl A *	22,343	935,948
Liberty Broadband, Cl C *	6,137	1,089,256
Netflix *	2,037	1,054,290

Schedule of Investments (Unaudited)	July 31, 2021

Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Zillow Group, Cl C *	9,027	$959,209
		6,276,012
Consumer Discretionary — 14.1%
Amazon.com *	306	1,018,243
Booking Holdings *	448	975,860
DoorDash, Cl A *	7,152	1,246,522
eBay	16,168	1,102,819
Expedia Group *	5,895	948,329
Home Depot	3,127	1,026,250
Lithia Motors, Cl A	2,780	1,048,672
Lowe's	5,139	990,234
Tesla *	1,715	1,178,548
Wayfair, Cl A *	3,254	785,385
		10,320,862
Consumer Staples — 5.5%
Albertsons, Cl A	51,130	1,104,408
Mondelez International, Cl A	15,930	1,007,732
Post Holdings *	8,496	869,481
Procter & Gamble	7,266	1,033,443
		4,015,064
Energy — 2.7%
Cheniere Energy *	11,834	1,005,062
Texas Pacific Land	630	940,306
		1,945,368
Financials — 9.1%
Arch Capital Group *	24,657	961,623
Citigroup	12,934	874,597
LPL Financial Holdings	6,769	954,700
S&P Global	2,676	1,147,255
Upstart Holdings *	8,295	1,001,704
Wells Fargo	21,137	971,034

Schedule of Investments (Unaudited)	July 31, 2021

Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Willis Towers Watson	3,756	$774,036
		6,684,949
Health Care — 16.2%
Bausch Health *	33,297	973,937
Cigna	3,764	863,800
Fate Therapeutics *	12,699	1,051,477
Horizon Therapeutics *	10,675	1,067,714
Invitae *	36,182	1,012,734
Mirati Therapeutics *	6,332	1,013,500
QIAGEN *	21,207	1,119,518
Rocket Pharmaceuticals *	23,907	856,349
Seagen *	6,685	1,025,412
Tenet Healthcare *	15,969	1,147,213
Turning Point Therapeutics *	14,018	894,629
Viatris *	61,735	868,611
		11,894,894
Industrials — 4.4%
Carrier Global	22,688	1,253,512
Otis Worldwide	12,602	1,128,509
Uber Technologies *	20,146	875,545
		3,257,566
Information Technology — 19.7%
Appian, Cl A *	11,888	1,384,120
CDW	5,903	1,082,315
Dell Technologies, Cl C *	10,092	975,089
Elastic *	9,096	1,346,754
Fiserv *	8,716	1,003,299
Maxim Integrated Products *	11,010	1,100,009
Micron Technology	12,563	974,638
Microsoft	4,077	1,161,578
N-Able *	30,267	417,685
NortonLifeLock	37,394	928,119

Schedule of Investments (Unaudited)	July 31, 2021

Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Pegasystems	8,361	$1,067,198
SolarWinds *	60,535	680,413
Twilio, Cl A *	3,309	1,236,209
Visa, Cl A	4,393	1,082,391
		14,439,817
Materials — 2.8%
International Flavors & Fragrances	6,978	1,051,166
Sherwin-Williams	3,498	1,018,023
		2,069,189
Real Estate — 3.1%
American Homes 4 Rent, Cl A ‡	26,383	1,108,086
American Tower, Cl A ‡	4,021	1,137,139
		2,245,225
Utilities — 2.7%
PG&E *	92,001	808,689
Vistra	60,917	1,166,560
		1,975,249

TOTAL UNITED STATES		65,124,195

TOTAL COMMON STOCK
(Cost $65,045,348)		72,222,711

MASTER LIMITED PARTNERSHIP — 1.4%
UNITED STATES— 1.4%
Industrials — 1.4%
Icahn Enterprises (A)
(Cost $959,884)	16,974	986,359
SHORT-TERM INVESTMENT(B)(C) — 0.5%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $388,470)	388,470	388,470

Schedule of Investments (Unaudited)	July 31, 2021

Global X Guru® Index ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 0.6%
BNP Paribas
0.040%, dated 07/30/21, to be repurchased on 08/02/21, repurchase price $449,430 (collateralized by U.S. Treasury Obligations, ranging in par value $36,171 - $62,175, 0.125%, 12/31/2022, with a total market value of $471,396)
(Cost $449,430)	$449,430	$449,430

TOTAL INVESTMENTS — 101.1%
(Cost $66,843,132)		$74,046,970

Percentages are based on Net Assets of $73,254,902.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security considered Master Limited Partnership. At July 31, 2021, these securities amounted to $986,359 or 1.4% of Net Assets of the Fund.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2021 was $837,900.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2021.

ADR — American Depositary Receipt
Cl — Class
S&P — Standard & Poor's

The following is a summary of the level of inputs used as of July 31, 2021, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$72,222,711	$—	$—	$72,222,711
Master Limited Partnership	986,359	—	—	986,359
Short-Term Investment	388,470	—	—	388,470
Repurchase Agreement	—	449,430	—	449,430
Total Investments in Securities	$73,597,540	$449,430	$—	$74,046,970

For the period ended July 31, 2021, there have been no transfers in or out of Level 3.

Schedule of Investments (Unaudited)	July 31, 2021

Global X Guru® Index ETF

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

GLX-QH-003-2000